UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (800) 997-7327

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1. Shareholder Report.

Semi-Annual Report

29 February 2016

SSGA Funds

Institutional Money Market Funds

SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Institutional Money Market Funds

Semi-Annual Report

February 29, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA U.S. Treasury Money Market Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	February 29, 2016
Treasury Debt	55.8%
Treasury Repurchase Agreements	42.7
Other Assets in Excess of Liabilities	1.5

Total	100.0%

Maturity Ladder*	February 29, 2016
Overnight (1 Day)	35.7%
2 to 30 Days	30.4
31 to 60 Days	11.5
61 to 90 Days	11.7
Over 90 Days	9.2

Total	98.5%

Average days to maturity	19
Weighted average life	44

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

U.S. Treasury Money Market Fund	1

SSGA U.S. Treasury Money Market Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Treasury Debt - 55.8%
U.S. Treasury Bill (a)	0.215%	03/03/2016	03/03/2016	$200,000,000	$199,997,164
U.S. Treasury Bill (a)	0.220%	04/14/2016	04/14/2016	324,000,000	323,912,880
U.S. Treasury Bill (a)	0.245%	03/24/2016	03/24/2016	45,000,000	44,991,985
U.S. Treasury Bill (a)	0.250%	03/24/2016	03/24/2016	55,000,000	54,990,203
U.S. Treasury Bill (a)	0.250%	03/31/2016	03/31/2016	60,000,000	59,987,150
U.S. Treasury Bill (a)	0.255%	04/21/2016	04/21/2016	350,000,000	349,873,562
U.S. Treasury Bill (a)	0.260%	03/31/2016	03/31/2016	140,000,000	139,970,017
U.S. Treasury Bill (a)	0.265%	03/10/2016	03/10/2016	500,000,000	499,966,544
U.S. Treasury Bill (a)	0.265%	03/17/2016	03/17/2016	65,000,000	64,992,190
U.S. Treasury Bill (a)	0.268%	03/10/2016	03/10/2016	92,000,000	91,993,844
U.S. Treasury Bill (a)	0.268%	03/17/2016	03/17/2016	190,000,000	189,977,172
U.S. Treasury Bill (a)	0.270%	03/03/2016	03/03/2016	222,000,000	221,996,852
U.S. Treasury Bill (a)	0.270%	03/17/2016	03/17/2016	245,000,000	244,970,564
U.S. Treasury Bill (a)	0.273%	03/03/2016	03/03/2016	278,000,000	277,996,057
U.S. Treasury Bill (a)	0.280%	03/10/2016	03/10/2016	108,000,000	107,992,774
U.S. Treasury Bill (a)	0.280%	03/17/2016	03/17/2016	100,000,000	99,987,985
U.S. Treasury Bill (a)	0.285%	03/24/2016	03/24/2016	500,500,000	500,410,851
U.S. Treasury Bill (a)	0.300%	05/19/2016	05/19/2016	250,000,000	249,835,417
U.S. Treasury Bill (a)	0.301%	04/28/2016	04/28/2016	145,000,000	144,929,136
U.S. Treasury Bill (a)	0.303%	05/26/2016	05/26/2016	200,000,000	199,855,472
U.S. Treasury Bill (a)	0.305%	04/28/2016	04/28/2016	205,000,000	204,899,812
U.S. Treasury Bill (a)	0.315%	05/12/2016	05/12/2016	250,000,000	249,842,500
U.S. Treasury Bill (a)	0.323%	06/02/2016	06/02/2016	350,000,000	349,712,908
U.S. Treasury Bill (a)	0.350%	05/05/2016	05/05/2016	350,000,000	349,778,819
U.S. Treasury Note (a)	0.285%	03/31/2016	03/31/2016	24,700,000	24,739,729
U.S. Treasury Note (a)	0.285%	03/31/2016	03/31/2016	36,300,000	36,362,101
U.S. Treasury Note (b)	0.373%	03/01/2016	10/31/2016	125,000,000	124,984,206
U.S. Treasury Note (b)	0.389%	03/01/2016	04/30/2016	230,700,000	230,704,859
U.S. Treasury Note (b)	0.390%	03/01/2016	07/31/2016	59,000,000	59,003,111
U.S. Treasury Note (b)	0.394%	03/01/2016	04/30/2017	71,000,000	71,000,313
U.S. Treasury Note (b)	0.397%	03/01/2016	07/31/2017	145,000,000	144,954,274
U.S. Treasury Note (b)	0.404%	03/01/2016	01/31/2017	123,000,000	122,993,116
U.S. Treasury Note (b)	0.488%	03/01/2016	10/31/2017	150,000,000	149,695,572

Total Treasury Debt					6,187,299,139

Treasury Repurchase Agreements - 42.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Bond, 3.125% due 08/15/44, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2019 - 07/15/2019, and U.S. Treasury Notes, 0.750% - 3.625% due 01/15/2017 - 12/31/2022, valued at $229,501,958); expected proceeds $225,001,875	0.300%	03/01/2016	03/01/2016	225,000,000	225,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by various U.S. Treasury Bonds, 3.000% - 8.000% due 11/15/2021 - 11/15/2044, a U.S. Treasury Inflation Note, 0.375% due 07/15/2025, U.S. Treasury Notes, 0.419% - 1.625% due 04/30/2016 - 02/28/2023, a U.S. Treasury Strip, 0.000% due 11/15/2017, valued at $285,600,006); expected proceeds $280,002,333	0.300%	03/01/2016	03/01/2016	280,000,000	280,000,000

See accompanying notes to financial statements.

2	U.S. Treasury Money Market Fund

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 02/26/2016 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, a U.S. Treasury Inflation Bond, 2.375% due 01/15/2025, and a U.S. Treasury Note, 2.625% due 04/30/2018, valued at $127,500,065); expected proceeds $125,007,778	0.320%	03/04/2016	03/04/2016	$125,000,000	$125,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Inflation Note, 1.250% due 07/15/2020, valued at $55,080,080); expected proceeds $54,000,450	0.300%	03/01/2016	03/01/2016	54,000,000	54,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon Corp. (Tri-Party), dated 02/26/2016 (collateralized by various U.S. Treasury Notes, 1.000% - 1.375% due 09/15/2018 - 05/31/2020, valued at $153,000,010); expected proceeds $150,008,750	0.300%	03/04/2016	03/04/2016	150,000,000	150,000,000
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party), dated 02/29/2016 (collateralized by various U.S. Treasury Bonds, 3.125% - 6.625% due 02/15/2027 - 02/15/2043, and U.S. Treasury Notes, 1.125% - 1.250% due 01/31/2019 - 12/31/2019, valued at $2,578,017,991); expected proceeds $2,578,017,903	0.250%	03/01/2016	03/01/2016	2,578,000,000	2,578,000,000
Agreement with Merrill Lynch and Bank of New York Mellon (Tri-Party), dated 2/29/2016 (collateralized by a U.S. Treasury Bond, 0.300% due 11/15/2025, valued at $255,684,778); expected proceeds $250,002,083.	0.300%	03/01/2016	03/01/2016	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party), dated 02/29/2016 (collateralized by various U.S. Treasury Bonds, 3.000% due 05/15/2042 - 05/15/2045, U.S. Treasury Inflation Bonds, 1.375% - 2.375% due 01/15/2027 - 02/15/2044, U.S. Treasury Inflation Notes, 0.125% - 0.625% due 07/15/2021 - 01/15/2025, and U.S. Treasury Notes, 0.500% - 2.625% due 03/31/2017 - 11/15/2025, valued at $180,541,514); expected proceeds $177,001,426	0.290%	03/01/2016	03/01/2016	177,000,000	177,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 02/23/2016 (collateralized by various U.S. Treasury Notes, 0.424% - 1.750% due 04/30/2017 - 05/15/2023, valued at $204,000,080); expected proceeds $200,012,444	0.320%	03/01/2016	03/01/2016	200,000,000	200,000,000

See accompanying notes to financial statements.

U.S. Treasury Money Market Fund	3

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 02/24/2016 (collateralized by a U.S. Treasury Bond, 3.750% due 11/15/2043, U.S. Treasury Inflation Notes, 0.125% - 1.250% due 07/15/2020 - 07/15/2025, and U.S. Treasury Notes, 1.500% - 3.625% due 05/31/2020 - 08/15/2025, valued at $408,000,090); expected proceeds $400,025,667	0.330%	03/02/2016	03/02/2016	$400,000,000	$400,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 02/25/2016 (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020, and U.S. Treasury Notes, 1.000% - 1.875% due 02/15/2018 - 08/31/2022, valued at $102,000,005); expected proceeds $100,006,417	0.330%	03/03/2016	03/03/2016	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 02/29/2016 (collateralized by various U.S. Treasury Bills, 0.000% due 03/10/2016 - 11/10/2016, U.S. Treasury Bonds, 2.500% - 8.750% due 05/15/2020 - 02/15/2046, a U.S. Treasury Inflation Bond, 0.750% due 02/15/2042, U.S. Treasury Inflation Notes, 0.125% - 0.375% due 04/15/2020 - 07/15/2025, U.S. Treasury Notes, 0.375% - 5.125% due 05/15/2016 - 02/15/2026, and U.S. Treasury Strips, 0.000% due 05/15/2018 - 11/15/2024, valued at $206,892,815); expected proceeds $202,837,859	0.330%	03/01/2016	03/01/2016	202,836,000	202,836,000

Total Treasury Repurchase Agreements					4,741,836,000

Total Investments - 98.5% (c)(d)					10,929,135,139

Other Assets in Excess of Liabilities - 1.5%					170,788,411

Net Assets - 100.0%					$11,099,923,550

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 29, 2016.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

4	U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	February 29, 2016
Certificates of Deposit	40.7%
Financial Company Commercial Paper	29.1
Other Repurchase Agreements	9.4
Other Notes	8.6
Government Agency Debt	6.5
Treasury Repurchase Agreements	3.2
Asset Backed Commercial Paper	3.0
Liabilities in Excess of Other Assets	(0.5)

Total	100.0%

Maturity Ladder*	February 29, 2016
Overnight (1 Day)	12.2%
2 to 30 Days	20.1
31 to 60 Days	20.6
61 to 90 Days	16.8
Over 90 Days	30.8

Total	100.5%

Average days to maturity	40
Weighted average life	62

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

Prime Money Market Fund	5

SSGA Prime Money Market Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Asset Backed Commercial Paper - 3.0%
Collateralized Commercial Paper Co. LLC (a)(b)	0.806%	03/29/2016	07/25/2016	$50,000,000	$50,000,000
Kells Funding LLC (b)(c)	0.600%	05/11/2016	05/11/2016	20,000,000	19,976,333
Kells Funding LLC (b)(c)	0.600%	05/12/2016	05/12/2016	60,000,000	59,928,000
Kells Funding LLC (b)(c)	0.600%	05/24/2016	05/24/2016	25,000,000	24,965,000
Kells Funding LLC (b)(c)	0.610%	06/06/2016	06/06/2016	15,000,000	14,975,346

Total Asset Backed Commercial Paper					169,844,679

Certificates of Deposit - 40.7%
Bank of Montreal (c)	0.400%	03/28/2016	03/28/2016	30,000,000	30,000,000
Bank of Montreal (c)	0.600%	04/08/2016	04/08/2016	32,000,000	32,000,000
Bank of Montreal (c)	0.630%	03/23/2016	03/23/2016	50,000,000	49,999,998
Bank of Montreal (a)	0.778%	03/08/2016	07/08/2016	20,000,000	20,000,000
Bank of Nova Scotia (a)	0.608%	03/07/2016	04/07/2016	50,000,000	50,000,000
Bank of Tokyo - Mitsubishi (c)	0.690%	06/01/2016	06/01/2016	30,000,000	30,000,000
Bank of Tokyo - Mitsubishi (c)	0.700%	05/04/2016	05/04/2016	30,000,000	30,000,000
Bank of Tokyo - Mitsubishi (c)	0.700%	05/16/2016	05/16/2016	40,000,000	40,000,000
Bank of Tokyo - Mitsubishi (c)	0.700%	06/01/2016	06/01/2016	55,000,000	55,000,000
BNP Paribas (c)	0.360%	03/02/2016	03/02/2016	49,000,000	49,000,000
BNP Paribas (c)	0.400%	03/03/2016	03/03/2016	50,000,000	50,000,000
BNP Paribas (c)	0.500%	03/16/2016	03/16/2016	50,000,000	50,000,000
BNP Paribas (c)	0.600%	06/01/2016	06/01/2016	30,000,000	30,000,000
Canadian Imperial Bank of Commerce (c)	0.580%	03/11/2016	03/11/2016	75,000,000	75,000,000
Canadian Imperial Bank of Commerce (a)	0.779%	03/17/2016	08/17/2016	50,000,000	50,000,000
Chase Bank USA NA (a)	0.592%	03/21/2016	04/21/2016	33,000,000	33,000,000
Citibank NA (c)	0.600%	04/04/2016	04/04/2016	48,000,000	48,000,000
Citibank NA (c)	0.640%	06/02/2016	06/02/2016	50,000,000	50,000,000
Citibank NA (c)	0.650%	05/19/2016	05/19/2016	40,000,000	40,000,000
Citibank NA (c)	0.650%	05/20/2016	05/20/2016	45,000,000	45,000,000
Citibank NA (c)	0.710%	07/11/2016	07/11/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (c)	0.500%	03/03/2016	03/03/2016	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank (c)	0.630%	03/16/2016	03/16/2016	75,000,000	75,000,000
Credit Suisse (a)	0.709%	03/29/2016	05/02/2016	50,000,000	50,000,000
Credit Suisse (c)	0.800%	06/02/2016	06/02/2016	25,000,000	25,000,000
Credit Suisse (c)	0.810%	06/07/2016	06/07/2016	40,000,000	40,000,000
ING Bank NV (c)	0.440%	03/14/2016	03/14/2016	50,000,000	50,000,000
ING Bank NV (c)	0.700%	06/02/2016	06/02/2016	50,000,000	50,000,000
ING Bank NV (c)	0.730%	07/01/2016	07/01/2016	50,000,000	50,000,000
National Australia Bank Ltd. (c)	0.725%	06/14/2016	06/14/2016	100,000,000	100,001,454
Norinchukin Bank (c)	0.430%	04/06/2016	04/06/2016	75,000,000	75,000,000
Norinchukin Bank (c)	0.430%	04/07/2016	04/07/2016	50,000,000	50,000,000
Rabobank Nederland NV (a)	0.601%	03/14/2016	04/13/2016	28,000,000	28,000,000
Rabobank Nederland NV (c)	0.720%	07/19/2016	07/19/2016	50,000,000	50,000,000
Royal Bank of Canada (a)	0.778%	03/07/2016	07/07/2016	50,000,000	50,000,000
Societe Generale (c)	0.500%	03/07/2016	03/07/2016	35,000,000	35,000,000
Standard Chartered Bank (c)	0.620%	04/21/2016	04/21/2016	13,000,000	13,000,000
Standard Chartered Bank (c)	0.620%	04/22/2016	04/22/2016	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. (c)	0.530%	03/08/2016	03/08/2016	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. (c)	0.670%	04/01/2016	04/01/2016	55,000,000	55,000,000
Sumitomo Mitsui Banking Corp. (c)	0.700%	06/15/2016	06/15/2016	75,000,000	75,000,000
Svenska Handelsbanken AB (c)	0.405%	03/02/2016	03/02/2016	40,000,000	40,000,005
Toronto Dominion Bank (a)	0.584%	03/29/2016	05/26/2016	61,000,000	61,000,000
Toronto Dominion Bank (a)	0.586%	03/01/2016	04/01/2016	25,000,000	25,000,000
Toronto Dominion Bank (a)	0.589%	03/07/2016	04/05/2016	15,000,000	15,000,000

See accompanying notes to financial statements.

6	Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto Dominion Bank (c)	0.642%	04/04/2016	04/04/2016	$44,000,000	$44,000,000
Toronto Dominion Bank (c)	0.652%	04/15/2016	04/15/2016	16,000,000	16,000,000
UBS AG (a)	0.681%	03/16/2016	04/18/2016	50,000,000	50,000,000
UBS AG (a)	0.687%	03/03/2016	05/03/2016	50,000,000	50,000,000
Wells Fargo Bank NA (c)	0.492%	03/07/2016	03/07/2016	50,000,000	50,000,000
Wells Fargo Bank NA (a)	0.779%	03/11/2016	07/08/2016	40,000,000	40,000,000
Westpac Banking Corp. (a)	0.556%	03/29/2016	04/25/2016	19,000,000	19,000,000

Total Certificates of Deposit					2,263,001,457

Financial Company Commercial Paper - 29.1%
Australia & New Zealand Banking Group Ltd. (a)(d)	0.539%	03/04/2016	05/04/2016	20,000,000	19,999,818
Bank of Nova Scotia (a)(d)	0.777%	03/14/2016	08/12/2016	50,000,000	50,000,000
Caisse des Depots et Consignations (b)(c)	0.340%	03/01/2016	03/01/2016	31,000,000	31,000,000
Caisse des Depots et Consignations (b)(c)	0.345%	03/16/2016	03/16/2016	24,000,000	23,996,550
Caisse des Depots et Consignations (b)(c)	0.590%	04/25/2016	04/25/2016	50,000,000	49,954,931
Caisse des Depots et Consignations (b)(c)	0.590%	05/24/2016	05/24/2016	50,000,000	49,931,167
Commonwealth Bank of Australia (c)(d)	0.560%	04/14/2016	04/14/2016	10,000,000	9,993,156
Commonwealth Bank of Australia (c)	0.565%	04/14/2016	04/14/2016	9,000,000	8,993,785
Commonwealth Bank of Australia (a)(d)	0.614%	03/29/2016	04/26/2016	15,000,000	15,000,000
DBS Bank Ltd. (c)(d)	0.580%	04/25/2016	04/25/2016	50,000,000	49,955,694
DBS Bank Ltd. (c)(d)	0.600%	04/08/2016	04/08/2016	35,250,000	35,227,675
DnB Bank ASA (c)(d)	0.340%	03/07/2016	03/07/2016	60,000,000	59,996,600
DnB Bank ASA (c)(d)	0.730%	06/17/2016	06/17/2016	50,000,000	49,890,500
DnB Bank ASA (c)(d)	0.635%	06/10/2016	06/10/2016	25,000,000	24,955,462
DnB Bank ASA (c)(d)	0.670%	07/05/2016	07/05/2016	50,000,000	49,882,750
Erste Abwicklungsanstalt (c)(d)	0.600%	05/06/2016	05/06/2016	50,000,000	49,945,000
Erste Abwicklungsanstalt (c)(d)	0.630%	05/16/2016	05/16/2016	50,000,000	49,933,500
Erste Abwicklungsanstalt (c)(d)	0.650%	06/01/2016	06/01/2016	50,000,000	49,916,944
Erste Abwicklungsanstalt (c)(d)	0.650%	06/02/2016	06/02/2016	35,000,000	34,941,229
GE Capital Treasury Services US LLC (c)	0.320%	03/02/2016	03/02/2016	75,000,000	74,999,333
HSBC Bank PLC (a)(d)	0.631%	03/16/2016	05/16/2016	65,000,000	65,000,000
HSBC Bank PLC (a)(d)	0.640%	03/18/2016	05/18/2016	42,000,000	42,000,000
HSBC Bank PLC (a)	0.806%	03/29/2016	07/25/2016	55,000,000	55,000,000
National Australia Bank Ltd. (c)(d)	0.400%	03/03/2016	03/03/2016	17,200,000	17,199,618
National Australia Bank Ltd. (a)(d)	0.598%	03/07/2016	04/06/2016	23,000,000	23,000,000
Nederlandse Waterschapsbank NV (c)(d)	0.570%	05/02/2016	05/02/2016	90,000,000	89,911,650
Nederlandse Waterschapsbank NV (c)(d)	0.580%	04/20/2016	04/20/2016	52,000,000	51,958,111
NRW.Bank (c)(d)	0.415%	04/01/2016	04/01/2016	50,000,000	49,982,132
Skandinaviska Enskilda Banken AB (c)(d)	0.670%	07/05/2016	07/05/2016	22,000,000	21,948,410
Skandinaviska Enskilda Banken AB (c)(d)	0.675%	07/15/2016	07/15/2016	25,000,000	24,936,250
Societe Generale (c)	0.610%	05/02/2016	05/02/2016	130,000,000	129,863,428
Standard Chartered Bank (c)(d)	0.620%	04/20/2016	04/20/2016	50,000,000	49,956,944
Svenska Handelsbanken AB (c)(d)	0.730%	06/17/2016	06/17/2016	60,000,000	59,868,600
Swedbank AB (c)	0.400%	03/03/2016	03/03/2016	45,000,000	44,999,000
Swedbank AB (c)	0.675%	07/08/2016	07/08/2016	60,000,000	59,854,875
Toyota Motor Credit Corp. (a)	0.741%	03/15/2016	07/18/2016	21,500,000	21,500,000
Westpac Banking Corp. (c)(d)	0.539%	03/11/2016	03/11/2016	22,000,000	22,000,000

Total Financial Company Commercial Paper					1,617,493,112

Government Agency Debt - 6.5%
Federal Home Loan Bank (c)	0.278%	03/07/2016	03/07/2016	48,000,000	47,997,680
Federal Home Loan Bank (c)	0.290%	03/16/2016	03/16/2016	57,400,000	57,392,825
Federal Home Loan Bank (c)	0.290%	03/17/2016	03/17/2016	14,600,000	14,598,053
Federal Home Loan Bank (c)	0.310%	04/08/2016	04/08/2016	20,000,000	19,993,456

See accompanying notes to financial statements.

Prime Money Market Fund	7

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank (c)	0.320%	04/13/2016	04/13/2016	$54,000,000	$53,979,360
Federal Home Loan Bank (c)	0.325%	04/06/2016	04/06/2016	47,000,000	46,984,725
Federal Home Loan Bank (c)	0.340%	04/01/2016	04/01/2016	40,000,000	39,988,289
Federal Home Loan Bank (c)	0.343%	04/20/2016	04/20/2016	50,000,000	49,976,180
Federal Home Loan Mortgage Corp. (c)	0.280%	03/07/2016	03/07/2016	29,000,000	28,998,647

Total Government Agency Debt					359,909,215

Other Notes - 8.6%
Bank of America NA (a)	0.597%	03/14/2016	04/12/2016	7,000,000	7,000,000
Bank of America NA (a)	0.617%	03/03/2016	05/03/2016	8,000,000	8,000,000
Bank of America NA (a)	0.617%	03/03/2016	05/03/2016	10,000,000	10,000,000
Bank of America NA (a)	0.776%	03/15/2016	08/15/2016	50,000,000	50,000,000
Bank of America NA (a)	0.782%	03/15/2016	07/22/2016	60,000,000	60,000,000
JPMorgan Chase Bank NA (a)	0.781%	04/22/2016	08/22/2016	35,000,000	35,000,000
JPMorgan Chase Bank NA (a)	0.612%	03/07/2016	08/05/2016	60,000,000	60,000,000
Lloyds Bank PLC (c)	0.270%	03/01/2016	03/01/2016	75,000,000	75,000,000
Natixis (c)	0.300%	03/01/2016	03/01/2016	43,537,000	43,537,000
Royal Bank of Canada (a)(b)	0.737%	04/07/2016	08/08/2016	35,000,000	35,000,000
Wells Fargo Bank NA (a)	0.607%	03/10/2016	08/09/2016	35,000,000	35,000,000
Wells Fargo Bank NA (a)	0.682%	03/21/2016	08/19/2016	58,000,000	58,000,000

Total Other Notes					476,537,000

Treasury Repurchase Agreements - 3.2%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Note, 2.750% due 02/15/2014, and U.S. Treasury Strips, 0.000% due 05/15/2016 - 11/15/2025, valued at $78,540,028); expected proceeds $77,000,642	0.300%	03/01/2016	03/01/2016	77,000,000	77,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 02/26/2016 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028, valued at $102,000,037); expected proceeds $100,006,222	0.320%	03/04/2016	03/04/2016	100,000,000	100,000,000

Total Treasury Repurchase Agreements					177,000,000

Other Repurchase Agreements - 9.4%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 02/29/2016 (collateralized by various Corporate Bonds, 2.700% - 9.125% due 05/01/2016 - 10/23/2055, valued at $57,503,562); expected proceeds $50,109,514 (e)	0.830%	03/01/2016	06/03/2016	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 02/26/2016 (collateralized by various Asset Backed Securities, 0.000% - 5.481% due 05/15/17 - 12/10/2049 valued at $27,000,753); expected proceeds $25,052,765 (e)	0.639%	03/28/2016	06/24/2016	25,000,000	25,000,000

See accompanying notes to financial statements.

8	Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by various Commercial Paper, 0.000% due 03/22/2016 - 03/30/2016, U.S. Treasury Bonds, 3.000% - 3.750% due 11/15/2043 - 11/15/2044, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 1.375% - 2.000% due 09/30/2018 - 02/15/2025, valued at $128,215,354); expected proceeds $125,001,007	0.290%	03/01/2016	03/01/2016	$125,000,000	$125,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by various Commercial Paper, 0.000% due 03/22/2016 - 05/26/2016, Common Stocks, a Corporate Note, 3.450% due 11/15/2021, Federal National Mortgage Associations, 2.000% - 7.500% due 08/01/2018 - 02/01/2046, Government National Mortgage Associations, 3.500% - 5.500% due 03/15/2038 - 04/20/2045, and a U.S. Treasury Note, 1.375% due 9/30/2018, valued at $330,517,765); expected proceeds $323,002,871	0.320%	03/01/2016	03/01/2016	323,000,000	323,000,000

Total Other Repurchase Agreements					523,000,000

Total Investments - 100.5% (f)(g)					5,586,785,463

Liabilities in Excess of Other Assets - (0.5%)					(29,054,292)

Net Assets - 100.0%					$5,557,731,171

(a)	Variable Rate Security - Interest rate shown is rate in effect at February 29, 2016.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $359,727,327 or 6.47% of net assets as of February 29, 2016.
(c)	Rate represents annualized yield at date of purchase.
(d)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,076,393,828 or 19.37% of net assets as of February 29, 2016.
(e)	Illiquid security. These securities represent $75,000,000 or 1.35% of net assets as of February 29, 2016.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(g)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

Prime Money Market Fund	9

SSGA Institutional Money Market Funds

Statements of Assets and Liabilities — February 29, 2016 (Unaudited)

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Assets
Investments at amortized cost which approximates value	$6,187,299,139	$4,886,785,463
Repurchase agreements at cost which approximates value	4,741,836,000	700,000,000

Total Investments	10,929,135,139	5,586,785,463
Cash	521,744,306	5,668
Receivables:
Interest	976,326	1,952,311
Fund shares sold	596	48,142
From adviser (Note 3)	452,000	283,401
Prepaid expenses	173,599	156,426

Total assets	11,452,481,966	5,589,231,411

Liabilities
Payables:
Investments purchased	349,712,908	30,000,000
Fund shares redeemed	476,169	115
Distribution payable (Note 3)	31,498	108,442
Accrued fees to affiliates and trustees	2,282,037	1,333,289
Other accrued expenses	55,804	58,394

Total liabilities	352,558,416	31,500,240

Net Assets	$11,099,923,550	$5,557,731,171

Net Assets Consist of:
Undistributed (distributions in excess of) net investment income	$(8,577)	$(61,828)
Accumulated net realized gain	50,116	67,955
Paid in capital	11,099,882,011	5,557,725,044

Net Assets	$11,099,923,550	$5,557,731,171

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$1.00	$1.00
Shares outstanding ($0.001 par value)	11,099,948,951	5,557,735,692

See accompanying notes to financial statements.

10	Statements of Assets and Liabilities

SSGA Institutional Money Market Funds

Statements of Operations — For the Period Ended February 29, 2016 (Unaudited)

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Investment Income
Interest	$7,094,295	$10,092,066

Total investment income	7,094,295	10,092,066

Expenses
Advisory fees (Note 3)	7,525,060	4,308,278
Administration fees (Note 3)	2,508,353	1,436,093
Custodian fees (Note 3)	492,882	380,416
Distribution fees (Note 3)	752,506	714,376
Transfer agent fees (Note 3)	8,970	10,722
Professional fees	39,611	18,022
Registration fees	9,389	9,727
Shareholder servicing fees	100,334	57,444
Trustees’ fees (Note 4)	53,757	48,596
Insurance fees	34,913	51,507
Printing fees	31,457	30,741
Miscellaneous	46,912	31,857

Expenses before reductions	11,604,144	7,097,779
Expense reductions (Note 3)	(6,031,276)	(2,017,682)

Net expenses	5,572,868	5,080,097

Net investment income	1,521,427	5,011,969

Net Realized Gain (Loss)
Net realized gain (loss) on investments	46,634	33,265

Net Increase in Net Assets from Operations	$1,568,061	$5,045,234

See accompanying notes to financial statements.

Statements of Operations	11

SSGA Institutional Money Market Funds

Statements of Changes in Net Assets

	SSGA U.S. Treasury Money Market Fund		SSGA Prime Money Market Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Increase (Decrease) in Net Assets

Operations
Net investment income	$1,521,427	$—	$5,011,969	$1,437,238
Net realized gain	46,634	3,482	33,265	95,533

Net increase in net assets from operations	1,568,061	3,482	5,045,234	1,532,771

Distributions
From net investment income	(1,530,004)	—	(5,067,299)	(1,437,238)
From net realized gains	—	—	—	(126,963)

Net increase (decrease) in net assets from distributions	(1,530,004)	—	(5,067,299)	(1,564,201)

Share Transactions
Net increase (decrease) in net assets from share transactions (Note 5)	3,081,175,738	(55,002,360)	(22,952,855)	120,725,006

Total Net Increase (Decrease) in Net Assets	3,081,213,795	(54,998,878)	(22,974,920)	120,693,576

Net Assets
Beginning of period	8,018,709,755	8,073,708,633	5,580,706,091	5,460,012,515

End of period	$11,099,923,550	$8,018,709,755	$5,557,731,171	$5,580,706,091

Undistributed (distributions in excess of) net investment income	$(8,577)	$—	$(61,828)	$(6,498)

See accompanying notes to financial statements.

12	Statements of Changes in Net Assets

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SSGA Institutional Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA U.S. Treasury Money Market Fund
February 29, 2016*	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2015	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2014	1.0000	—		—		—		— (e)	—	(e)
August 31, 2013	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2012	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2011	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—	(e)
SSGA Prime Money Market Fund
February 29, 2016*	1.0000	0.0009		—	(e)	0.0009		(0.0009)	—
August 31, 2015	1.0000	0.0003		—	(e)	0.0003		(0.0003)	—	(e)
August 31, 2014	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—	(e)
August 31, 2013	1.0000	0.0007		—	(e)	0.0007		(0.0007)	—
August 31, 2012	1.0000	0.0010		—	(e)	0.0010		(0.0010)	—
August 31, 2011	1.0000	0.0012		—	(e)	0.0012		(0.0012)	—

*	For the six months ended February 29, 2016 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005%.
(g)	Less than 0.005% of average net assets.

See accompanying notes to financial statements.

14	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

(0.0001)	1.0000	0.01		11,099,924	0.11	0.23	0.03
—	1.0000	—		8,018,710	0.04	0.24	—
— (e)	1.0000	—	(f)	8,073,709	0.06	0.23	—
—	1.0000	—		6,440,812	0.09	0.24	—
— (e)	1.0000	—	(f)	4,387,962	0.08	0.25	—
— (e)	1.0000	—	(f)	4,410,166	0.11	0.25	—	(g)

(0.0009)	1.0000	0.09		5,557,731	0.18	0.25	0.17
(0.0003)	1.0000	0.03		5,580,706	0.18	0.24	0.02
(0.0001)	1.0000	0.01		5,460,013	0.18	0.24	0.01
(0.0007)	1.0000	0.07		7,771,465	0.20	0.25	0.07
(0.0010)	1.0000	0.10		12,072,632	0.20	0.25	0.10
(0.0012)	1.0000	0.12		9,934,761	0.20	0.25	0.12

See accompanying notes to financial statements.

Financial Highlights	15

SSGA Institutional Money Market Funds

Notes to Financial Statements — February 29, 2016 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 3, 1987. The Trust operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

As of February 29, 2016, the Trust consisted of eleven (11) series and corresponding classes each of which have the same rights and privileges, including voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:
SSGA U.S. Treasury Money Market Fund (diversified)	Class N	December 1, 1993
SSGA Prime Money Market Fund (diversified)	Class N	February 22, 1994

The financial statements of the remaining nine (9) series are presented in separate reports.

The SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund are considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act. It is the Funds’ policy, as money market funds, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Deloitte & Touche LLP (“Deloitte & Touche”) served as independent registered certified public accounting firm through November 19, 2014. On November 19, 2014, upon recommendation by the Audit Committee of the Funds, the Funds’ Board of Trustees selected Ernst & Young LLP to replace Deloitte & Touche as the independent public accountant for the fiscal year ended August 31, 2015.

The reports of Deloitte & Touche on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the two most recent fiscal years and through November 19, 2014, there have been no disagreements with Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte & Touche would have caused them to make reference thereto in their reports on the financial statements for such years.

During the two most recent fiscal years and through November 19, 2014, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and Deloitte & Touche furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended February 28, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and

16	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Funds may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Funds’ value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for period ended February 29, 2016. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale of disposition of investments are determined using the identified cost method.

Dividends and Distributions

Net investment income is declared daily and is payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The

Notes to Financial Statements	17

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount each Fund is owed under the repurchase agreement. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes

Each Fund has qualified and intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP. The book tax differences were primarily attributable to equalization.

Management has reviewed the Funds tax positions for the open tax years as of August 31, 2015 and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Adviser and Affiliates

The Adviser manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

18	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

The Adviser is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee on the SSGA U.S. Treasury Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of nonrecurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees. The total amounts of the waiver and reimbursement for the period ended February 29, 2016 were $2,512,069 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2016 to waive 0.05% of its 0.15% management fee on the SSGA Prime Money Market Fund. Additionally, the Adviser is further contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board of Trustees. The total amounts of the waiver and reimbursement for the period ended February 29, 2016 were $1,436,093 and $294,370, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to avoid a negative yield (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with the Trust relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact the SSGA U.S. Treasury Money Market Fund’s and the SSGA Prime Money Market Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that either the SSGA U.S. Treasury Money Market Fund or the SSGA Prime Money Market Fund will be able to avoid a negative yield. Reimbursement payments by a fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for a Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund. For the period ended February 29, 2016, the Adviser voluntarily waived $3,017,536 of its fee and reimbursed $0 of expenses on the SSGA U.S. Treasury Money Market Fund and voluntarily waived $0 of its fee and reimbursed $0 of expenses on the SSGA Prime Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

Expiration	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

8/31/2016	$4,941,980	$—
8/31/2017	$8,075,743	$181,137
8/31/2018	$6,830,199	$—

Boston Financial Data Services, Inc. (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, and charges related to compliance and regulatory services.

State Street provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Notes to Financial Statements	19

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

Administrator and Sub-Administrator

SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays a fee at an annual rate of 0.05% of the Fund’s net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. For the period ended, February 29, 2016, SSGA FM waived fees in the amount of $501,671 and $287,219 for the SSGA U.S. Treasury Money Market Fund and SSGA Prime Money Market Fund, respectively. This waiver may not be terminated or modified except with the approval of the Board.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) serves as the Distributor of the Trust. The Trust, with the exception of the SSGA Prime Money Market Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for services in connection with the distribution of shares of the Trust and the servicing of investor accounts.

With respect to the SSGA U.S. Treasury Money Market Fund, to compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, the Fund may make payments to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25%.

With respect to the SSGA Prime Money Market Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Historical Class N Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Trust and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of Class N shares are not permitted by the Historical 12b-1 Plan to exceed 0.25% of the SSGA Prime Money Market Fund’s average net asset value per year.

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees the Distributor is reimbursed pursuant to the Historical Class N Plan:

12b-1 Fee Limit

SSGA Prime Money Market Fund	0.05%

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees paid to the Distributor:

12b-1 Fee Limit

SSGA U.S. Treasury Money Market Fund	0.04%

Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Each Fund listed in the table below has a shareholder servicing agreement during the reporting period with Wealth Management Systems, an entity related to State Street. For these services, Class N shares paid a maximum of 0.05% to Wealth Management Systems, based on the average daily value of all Class N shares held by their clients. For the period ended February 29, 2016, the Funds paid the following shareholder servicing expenses to the agents:

Wealth Management Systems

SSGA U.S. Treasury Money Market Fund	$86,135
SSGA Prime Money Market Fund	77,070

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

20	Notes to Financial Statements

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting, $2,500 for the annual telephonic meeting in September, and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per Fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

Accrued fees payable to affiliates and trustees as of February 29, 2016 were as follows:

	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund

Advisory fees	$1,308,795	$693,783
Administration fees	788,851	391,433
Custodian fees	70,979	153,084
Distribution fees	86,771	63,476
Shareholder servicing fees	11,569	5,078
Transfer agent fees	15,072	12,681
Trustees’ fees	—	13,754

	$2,282,037	$1,333,289

5.	Fund Share Transactions

	Period Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

SSGA U.S. Treasury Money Market Fund
Proceeds from shares sold	$12,871,706,114	$15,991,574,686
Proceeds from reinvestment of distributions	1,479,233	—
Payments for shares redeemed	(9,792,009,609)	(16,046,577,046)

Net increase (decrease)	$3,081,175,738	$(55,002,360)

SSGA Prime Money Market Fund
Proceeds from shares sold	$11,307,529,496	$21,279,216,081
Proceeds from reinvestment of distributions	4,757,042	1,470,184
Payments for shares redeemed	(11,335,239,393)	(21,159,961,259)

Net increase (decrease)	$(22,952,855)	$120,725,006

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities

Notes to Financial Statements	21

SSGA Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	Notes to Financial Statements

SSGA Institutional Money Market Funds

Other Information — February 29, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2015 to February 29, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA U.S. Treasury Money Market Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)

Class N
Beginning Account Value September 1, 2015	0.11%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,000.10	$1,024.32
Expenses Paid During Period*		$0.55	$0.55

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Prime Money Market Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)

Class N
Beginning Account Value September 1, 2015	0.18%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,000.90	$1,023.97
Expenses Paid During Period*		$0.90	$0.91

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Other Information	23

SSGA Institutional Money Market Funds

Shareholder Requests for Additional Information — February 29, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-800-997-7327, (ii) on the Funds’ website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at 1-800-997-7327, (ii) on the Funds’ website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

24	Shareholder Requests for Additional Information

SSGA Institutional Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management & Service Providers	25

IBG-19085	SSGAIMMFDSAR

Semi-Annual Report

29 February 2016

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Semi-Annual Report

February 29, 2016

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA S&P 500 Index Fund

Presentation of Portfolio Holdings — February 29, 2016 (Unaudited)

Categories	% of Master Portfolio Net Assets

Common Stock
Consumer Discretionary	12.6
Consumer Staples	10.4
Energy	6.4
Financials	15.2
Health Care	14.3
Industrials	9.9
Information Technology	19.9
Materials	2.7
Telecommunication Services	2.7
Utilities	3.3
Money Market Fund	2.1
U.S. Government Security	0.3

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

	100.0

Futures Contracts	(0.0	)*

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

S&P 500 Index Fund	1

SSGA S&P 500 Index Fund

Statement of Assets and Liabilities — February 29, 2016 (Unaudited)

Assets
Investment in Master Portfolio, at value	$1,539,950,984
Receivables:
Fund shares sold	5,311,970
From adviser (Note 3)	226,396
Prepaid expenses	6,566

Total assets	1,545,495,916

Liabilities
Payables:
Fund shares redeemed	6,970,961
Accrued fees to affiliates and trustees	186,127
Other accrued expenses	33,092

Total liabilities	7,190,180

Net Assets	$1,538,305,736

Net Assets Consist of:
Undistributed (distributions in excess of) net investment income	$5,664,741
Accumulated net realized gain allocated from Master Portfolio	447,896,721
Unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	417,714,626
Futures contracts	(337,131)
Paid in capital	667,366,779

Net Assets	$1,538,305,736

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$30.10
Net assets	$1,538,305,736
Shares of beneficial interest outstanding ($0.001 par value)	51,111,636

See accompanying notes to financial statements.

2	Statement of Assets and Liabilities

SSGA S&P 500 Index Fund

Statement of Operations — For the Period Ended February 29, 2016 (Unaudited)

Investment Income Allocated from Master Portfolio
Dividends (net of foreign taxes withheld of $46,359)	$17,475,296
Interest	12,647
Expenses	(351,371)

Total investment income allocated from Master Portfolio	17,136,572

Fund Level Expenses
Administration fees (Note 3)	386,241
Custodian fees (Note 3)	13,150
Distribution fees (Note 3)	285,818
Transfer agent fees (Note 3)	145,346
Professional fees	45,910
Registration fees	29,605
Shareholder servicing fees (Note 3)	185,396
Trustees’ fees (Note 4)	7,696
Insurance fees	9,829
Printing fees	46,426
Miscellaneous	27,328

Expenses before reductions	1,182,745
Expense reductions (Note 3)	(319,021)

Net Fund Level expenses	863,724

Net investment income	16,272,848

Net Realized and Unrealized Gain (Loss) Allocated from Master Portfolio
Net realized gain (loss) on:
Investments	531,690,941
Futures contracts	(1,710,007)

Net realized gain (loss)	529,980,934

Net change in unrealized appreciation/depreciation on:
Investments	(560,823,694)
Futures contracts	291,264

Net change in unrealized appreciation (depreciation)	(560,532,430)

Net realized and unrealized gain (loss)	(30,551,496)

Net Decrease in Net Assets from Operations	$(14,278,648)

See accompanying notes to financial statements.

Statement of Operations	3

SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Increase (Decrease) in Net Assets

Operations
Net investment income	$16,272,848	$29,737,239
Net realized gain	529,980,934	24,533,590
Net change in unrealized depreciation	(560,532,430)	(51,078,928)

Net increase (decrease) in net assets from operations	(14,278,648)	3,191,901

Distributions
From net investment income	(17,552,564)	(28,788,517)
From net realized gains	(32,493,009)	(17,743,354)

Net increase (decrease) in net assets from distributions	(50,045,573)	(46,531,871)

Share Transactions
Net increase (decrease) in net assets from share transactions (Note 4)	70,580,587	66,815,858

Total Net Increase (Decrease) in Net Assets	6,256,366	23,475,888

Net Assets
Beginning of period	1,532,049,370	1,508,573,482

End of period	$1,538,305,736	$1,532,049,370

Undistributed (distributions in excess of) net investment income	$5,664,741	$6,944,457

See accompanying notes to financial statements.

4	Statements of Changes in Net Assets

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SSGA S&P 500 Index Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
February 29, 2016*	31.40	0.33	(e)	(0.61)	(0.28)	(0.36)	(0.66)
August 31, 2015	32.23	0.61	(e)	(0.46)	0.15	(0.60)	(0.38)
August 31, 2014	26.57	0.56		5.96	6.52	(0.54)	(0.32)
August 31, 2013	23.18	0.52		3.67	4.19	(0.50)	(0.30)
August 31, 2012	20.09	0.47	(f)	3.09	3.56	(0.47)	—
August 31, 2011	17.31	0.38	(f)	2.78	3.16	(0.38)	—

*	For the six months ended February 29, 2016 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Unaudited.
(e)	Reflects amount waived by administrator.
(f)	Reflects amounts waived and/or reimbursed by the investment adviser.

See accompanying notes to financial statements.

6	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)		% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)		% Portfolio Turnover Rate of the Master Portfolio(b)(d)
(1.02)	30.10	(1.00)	1,538,306	0.16	(e)	0.20	2.11	(e)	1
(0.98)	31.40	0.36	1,532,049	0.16	(e)	0.16	1.88	(e)	2
(0.86)	32.23	24.98	1,508,573	0.15		0.15	1.88		2
(0.80)	26.57	18.54	1,221,928	0.17		0.17	2.08		2
(0.47)	23.18	18.00	1,131,262	0.18	(f)	0.19	2.21	(f)	19
(0.38)	20.09	18.26	1,126,485	0.18	(f)	0.19	1.82	(f)	2

See accompanying notes to financial statements.

Financial Highlights	7

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements — February 29, 2016 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 3, 1987. The Trust operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

As of February 29, 2016, the Trust consisted of eleven (11) series, and corresponding classes each of which have the same rights and privileges, including voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following “diversified” fund (the “Fund”):

Fund	Classes	Commencement of Operations:
SSGA S&P 500 Index Fund	Class N	December 30, 1992

The financial statements of the remaining ten (10) series are presented in separate reports.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in State Street Equity 500 Index Portfolio (the “Portfolio”), a separate series of the State Street Master Funds. The value of the Fund’s investment in the Portfolio, reflects the Fund’s proportionate interest in net assets of the Portfolio (approximately 100.00% at February 29, 2016). The Fund invests as part of a “master-feeder” structure and has the same or substantially similar investment objective as the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Deloitte & Touche LLP (“Deloitte & Touche”) served as independent registered certified public accounting firm through November 19, 2014. On November 19, 2014, upon recommendation by the Audit Committee of the Fund, the Fund’s Board of Trustees selected Ernst & Young LLP to replace Deloitte & Touche as the independent public accountant for the fiscal year ended August 31, 2015.

The reports of Deloitte & Touche on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the two most recent fiscal years and through November 19, 2014, there have been no disagreements with Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte & Touche would have caused them to make reference thereto in their reports on the financial statements for such years.

During the two most recent fiscal years and through November 19, 2014, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Fund requested and Deloitte & Touche furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended February 28, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows

8	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Fund records its investment in the Portfolio at fair value (net asset value) each business day based on the Fund’s proportionate interest in the net assets of the Portfolio. The valuation policy of the Portfolio is discussed under Security Valuation in the Portfolio’s Schedule of Investments.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of February 29, 2016, in valuing the Portfolio’s securities carried at fair value are detailed in the Portfolio’s Schedule of Investments, which are attached to this report. The Fund’s investment in the Portfolio is categorized as Level 1 for financial reporting purposes.

Investment Transactions and Income Recognition

Investment transactions (contributions to and withdrawals from the Portfolio) are accounted for on trade date for financial reporting purposes. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds in the Trust.

Dividends and Distributions

Dividends from net investment income are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Fund will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), has reviewed the tax positions for the open tax years as of August 31, 2015, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.

No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements	9

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

At August 31, 2015, the Fund had no tax basis capital loss carryforwards.

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Adviser and Affiliates

The Fund pays no fee directly to the Adviser, for so long as assets of the Fund are invested in the Portfolio. The Portfolio makes payments to the Adviser for advisory and administration services and to State Street for custody and transfer agency services in the amount of 0.045% of average daily net assets on an annual basis, calculated daily and paid monthly. SSGA FM manages the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations.

The Adviser is contractually obligated until December 31, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Fund’s Board. During the period ended February 29, 2016, SSGA FM agreed to waive fees of $225,818. The Adviser does not have the ability to recover amounts waived or reimbursed under this contractual agreement.

Boston Financial Data Services, Inc. (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as the Fund’s transfer and dividend paying agent. For these services, the Fund pays annual account services fees, activity based fees, and charges related to compliance and regulatory services.

State Street provides custody and fund accounting services to the Fund pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator and Sub-Administrator

SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays a fee at an annual rate of 0.05% of the Fund’s net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 29, 2016, SSGA FM waived fees in the amount of $77,248.

During the period ended February 29, 2016, SSGA FM voluntarily agreed to waive fees of $15,955.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) serves as the Distributor of the Trust. The Trust adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for services in connection with the distribution of shares of the Trust and the servicing of investor accounts.

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, the Fund may make payments to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25%.

Additionally, the Board approved a limit of 0.062% on the amount of Rule 12b-1 fees paid to the Distributor.

Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

The Trust has adopted a shareholder service agreement with the following entities: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”), as well as unaffiliated service providers (collectively, the “Agents”). For these services, the Fund paid a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

10	Notes to Financial Statements

SSGA Funds

SSGA S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

The Fund made a payment of $1,483 to SSGM during the period ended February 29, 2016.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Fund does not receive compensation from the Fund for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting, $2,500 for the annual telephonic meeting in September, and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA funds’ expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

Accrued fees payable to affiliates and trustees as of February 29, 2016 were as follows:

S&P 500 Index Fund

Administration fees	$92,061
Custodian fees	7,713
Distribution fees and Shareholder servicing fees	51,081
Transfer agent fees	35,272

$186,127

5.	Fund Share Transactions

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	6,979,516	$215,666,160	12,837,688	$418,680,658
Proceeds from reinvestment of distributions	1,534,599	47,676,214	1,349,631	44,324,122
Payments for shares redeemed	(6,194,584)	(192,761,787)	(12,201,700)	(396,188,922)

Net increase (decrease)	2,319,531	$70,580,587	1,985,619	$66,815,858

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	11

SSGA Funds

SSGA S&P 500 Index Fund

Other Information — February 29, 2016 (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2015 to February 29, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class N	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2015	0.16%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$990.00	$1,024.07
Expenses Paid During Period		$0.79	$0.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed and/or other credits and the Fund’s proportionate share of the expenses of the Portfolio. Without the waiver and/or reimbursement, expenses would have been higher.

12	Other Information

SSGA Funds

SSGA S&P 500 Index Fund

Shareholder Requests for Additional Information — February 29, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www. ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Fund will file its complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Shareholder Requests for Additional Information	13

SSGA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management & Service Providers

IBG-19060	SSGASPFDSAR

29 February 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Master Funds

February 29, 2016

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition	February 29, 2016
Common Stocks	97.4%
Money Market Fund	2.1
U.S. Government Security	0.3
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Top Five Sectors (excluding short-term investments)*	February 29, 2016
Information Technology	19.9%
Financials	15.2
Health Care	14.3
Consumer Discretionary	12.6
Consumer Staples	10.4
Total	72.4%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to the Schedule of Investments.

State Street Equity 500 Index Portfolio	17

State Street Equity 500 Index Portfolio

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.4%
Consumer Discretionary - 12.6%
Advance Auto Parts, Inc.	6,700	$994,548
Amazon.com, Inc. (a)	34,202	18,897,289
AutoNation, Inc. (a)	7,269	374,135
AutoZone, Inc. (a)	2,788	2,159,501
Bed Bath & Beyond, Inc. (a)	14,630	701,509
Best Buy Co., Inc.	25,813	836,083
BorgWarner, Inc.	21,223	693,568
Cablevision Systems Corp. (Class A)	18,012	585,930
CarMax, Inc. (a)	18,797	869,549
Carnival Corp.	40,349	1,935,138
CBS Corp. (Class B)	38,493	1,862,291
Chipotle Mexican Grill, Inc. (a)	2,814	1,432,776
Coach, Inc.	26,700	1,039,698
Comcast Corp. (Class A)	215,865	12,461,886
D.R. Horton, Inc.	29,279	782,335
Darden Restaurants, Inc.	9,917	633,498
Delphi Automotive PLC	25,981	1,732,413
Discovery Communications, Inc. (Class A) (a)	12,597	314,925
Discovery Communications, Inc. (Class C) (a)	23,197	571,806
Dollar General Corp.	25,487	1,892,410
Dollar Tree, Inc. (a)	21,582	1,731,956
Expedia, Inc.	10,923	1,137,194
Ford Motor Co.	338,760	4,237,888
GameStop Corp. (Class A)	9,878	304,440
Gap, Inc.	19,364	535,415
Garmin, Ltd.	11,460	464,245
General Motors Co.	126,077	3,711,707
Genuine Parts Co.	14,220	1,281,933
Goodyear Tire & Rubber Co.	23,813	717,248
H&R Block, Inc.	20,651	679,005
Hanesbrands, Inc.	36,500	1,039,885
Harley-Davidson, Inc.	15,285	659,853
Harman International Industries, Inc.	6,105	468,131
Hasbro, Inc.	9,128	692,541
Home Depot, Inc.	112,210	13,927,505
Interpublic Group of Cos., Inc.	36,328	777,056
Johnson Controls, Inc.	59,506	2,169,589
Kohl’s Corp.	15,788	736,826
L Brands, Inc.	23,046	1,954,070
Leggett & Platt, Inc.	12,244	546,817
Lennar Corp. (Class A)	15,425	646,925
Lowe’s Cos., Inc.	81,412	5,497,752
Macy’s, Inc.	25,761	1,113,133
Marriott International, Inc. (Class A)	17,797	1,212,866
Mattel, Inc.	32,943	1,071,306
McDonald’s Corp.	80,815	9,470,710
Michael Kors Holdings, Ltd. (a)	15,186	860,287
Mohawk Industries, Inc. (a)	5,669	1,018,889
Netflix, Inc. (a)	37,096	3,465,137

Security Description	Shares	Value
Newell Rubbermaid, Inc.	24,251	$921,781
News Corp. (Class A)	28,814	311,768
News Corp. (Class B)	15,000	171,150
NIKE, Inc. (Class B)	119,002	7,329,333
Nordstrom, Inc.	10,656	546,866
O’Reilly Automotive, Inc. (a)	8,920	2,322,054
Omnicom Group, Inc.	22,350	1,739,054
Priceline Group, Inc. (a)	4,408	5,577,046
PulteGroup, Inc.	27,643	475,183
PVH Corp.	7,251	573,917
Ralph Lauren Corp.	5,436	493,371
Ross Stores, Inc.	35,944	1,976,201
Royal Caribbean Cruises, Ltd.	14,600	1,085,802
Scripps Networks Interactive, Inc. (Class A)	8,863	525,044
Signet Jewelers, Ltd.	7,400	802,160
Staples, Inc.	55,534	524,796
Starbucks Corp.	130,992	7,625,044
Starwood Hotels & Resorts Worldwide, Inc.	14,744	1,018,958
Target Corp.	54,844	4,302,512
TEGNA, Inc.	19,952	491,617
Tiffany & Co.	10,881	707,047
Time Warner Cable, Inc.	24,774	4,728,366
Time Warner, Inc.	71,280	4,718,736
TJX Cos., Inc.	59,875	4,436,738
Tractor Supply Co.	11,074	936,528
TripAdvisor, Inc. (a)	8,815	551,819
Twenty-First Century Fox, Inc. (Class A)	102,309	2,764,389
Twenty-First Century Fox, Inc. (Class B)	38,400	1,042,944
Under Armour, Inc. (Class A) (a)	16,476	1,378,876
Urban Outfitters, Inc. (a)	9,239	244,741
VF Corp.	31,228	2,033,255
Viacom, Inc. (Class B)	29,841	1,099,641
Walt Disney Co.	134,393	12,837,219
Whirlpool Corp.	7,259	1,127,468
Wyndham Worldwide Corp.	11,346	826,443
Wynn Resorts, Ltd.	6,959	573,978
Yum! Brands, Inc.	39,290	2,847,346

		194,570,788

Consumer Staples - 10.4%
Altria Group, Inc.	174,270	10,729,804
Archer-Daniels-Midland Co.	54,892	1,919,024
Brown-Forman Corp. (Class B)	8,861	872,543
Campbell Soup Co.	17,083	1,054,875
Church & Dwight Co., Inc.	11,400	1,034,664
Clorox Co.	11,279	1,425,891
Coca-Cola Co.	345,522	14,902,364
Coca-Cola Enterprises, Inc.	17,013	825,301
Colgate-Palmolive Co.	78,279	5,138,233
ConAgra Foods, Inc.	38,551	1,621,455
Constellation Brands, Inc. (Class A)	15,476	2,188,771

18	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Costco Wholesale Corp.	38,634	$5,796,259
CVS Health Corp.	98,027	9,525,284
Dr. Pepper Snapple Group, Inc.	16,303	1,492,214
Estee Lauder Cos., Inc. (Class A)	18,963	1,731,891
General Mills, Inc.	51,922	3,055,610
Hershey Co.	13,515	1,228,378
Hormel Foods Corp.	22,098	939,386
J.M. Smucker Co.	10,655	1,359,258
Kellogg Co.	23,507	1,739,988
Keurig Green Mountain, Inc.	10,589	973,553
Kimberly-Clark Corp.	31,773	4,140,022
Kraft Heinz Co.	52,651	4,055,180
Kroger Co.	84,410	3,368,803
McCormick & Co., Inc.	9,561	891,659
Mead Johnson Nutrition Co.	17,868	1,317,944
Molson Coors Brewing Co. (Class B)	16,809	1,433,303
Mondelez International, Inc. (Class A)	140,494	5,694,222
Monster Beverage Corp. (a)	13,847	1,737,798
PepsiCo, Inc.	128,738	12,593,151
Philip Morris International, Inc.	138,187	12,579,163
Procter & Gamble Co.	242,061	19,435,078
Reynolds American, Inc.	72,192	3,640,642
Sysco Corp.	47,935	2,115,371
Tyson Foods, Inc. (Class A)	26,091	1,689,392
Wal-Mart Stores, Inc.	138,099	9,161,488
Walgreens Boots Alliance, Inc.	76,913	6,071,512
Whole Foods Market, Inc.	32,487	1,017,168

		160,496,642

Energy - 6.4%
Anadarko Petroleum Corp.	44,144	1,675,265
Apache Corp.	31,770	1,216,156
Baker Hughes, Inc.	39,994	1,714,543
Cabot Oil & Gas Corp.	38,322	771,422
California Resources Corp.	6,348	3,568
Cameron International Corp. (a)	17,767	1,164,804
Chesapeake Energy Corp.	45,894	119,783
Chevron Corp.	167,734	13,995,725
Cimarex Energy Co.	7,742	650,560
Columbia Pipeline Group, Inc.	37,878	687,486
Concho Resources, Inc. (a)	11,400	1,028,736
ConocoPhillips	107,403	3,633,443
CONSOL Energy, Inc.	18,673	161,148
Devon Energy Corp.	43,750	861,000
Diamond Offshore Drilling, Inc.	5,854	117,138
Ensco PLC (Class A)	19,189	166,369
EOG Resources, Inc.	47,963	3,105,125
EQT Corp.	12,943	721,443
Exxon Mobil Corp.	369,972	29,653,256
FMC Technologies, Inc. (a)	17,509	429,496
Halliburton Co.	75,967	2,452,215
Helmerich & Payne, Inc.	10,974	581,293
Hess Corp.	22,344	974,198

Security Description	Shares	Value
Kinder Morgan, Inc.	157,376	$2,846,932
Marathon Oil Corp.	63,789	523,708
Marathon Petroleum Corp.	47,302	1,620,093
Murphy Oil Corp.	14,562	250,175
National Oilwell Varco, Inc.	33,841	990,526
Newfield Exploration Co. (a)	12,285	334,521
Noble Energy, Inc.	36,495	1,076,602
Occidental Petroleum Corp.	67,535	4,647,759
ONEOK, Inc.	18,404	441,696
Phillips 66	42,692	3,389,318
Pioneer Natural Resources Co.	14,824	1,786,737
Range Resources Corp.	14,541	345,058
Schlumberger, Ltd.	111,272	7,980,428
Southwestern Energy Co. (a)	37,344	215,848
Spectra Energy Corp.	60,741	1,773,637
Tesoro Corp.	9,949	802,685
Transocean, Ltd.	27,890	241,248
Valero Energy Corp.	42,086	2,528,527
Williams Cos., Inc.	58,010	927,580

		98,607,250

Financials - 15.2%
Affiliated Managers Group, Inc. (a)	4,976	690,121
Aflac, Inc.	37,737	2,246,106
Allstate Corp.	34,067	2,161,892
American Express Co.	74,052	4,115,810
American International Group, Inc.	108,032	5,423,206
American Tower Corp. REIT	36,882	3,400,520
Ameriprise Financial, Inc.	15,963	1,340,094
Aon PLC	24,582	2,342,419
Apartment Investment & Management Co. (Class A)	15,865	580,818
Assurant, Inc.	6,346	451,201
AvalonBay Communities, Inc. REIT	11,929	2,047,494
Bank of America Corp.	920,066	11,519,226
Bank of New York Mellon Corp.	98,591	3,489,135
BB&T Corp.	67,939	2,184,918
Berkshire Hathaway, Inc. (Class B) (a)	166,619	22,355,271
BlackRock, Inc.	11,118	3,468,371
Boston Properties, Inc. REIT	12,921	1,474,803
Capital One Financial Corp.	46,868	3,080,634
CBRE Group, Inc. (Class A) (a)	25,008	635,453
Charles Schwab Corp.	105,889	2,652,519
Chubb, Ltd.	40,341	4,660,596
Cincinnati Financial Corp.	13,605	859,020
Citigroup, Inc.	263,493	10,236,703
Citizens Financial Group, Inc.	46,200	888,426
CME Group, Inc.	30,792	2,815,620
Comerica, Inc.	15,117	510,652
Crown Castle International Corp. REIT	29,642	2,564,033
Discover Financial Services	38,377	1,781,460

State Street Equity 500 Index Portfolio	19

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

E*TRADE Financial Corp. (a)	25,589	$600,318
Equinix, Inc. REIT	6,238	1,894,418
Equity Residential REIT	32,838	2,446,103
Essex Property Trust, Inc. REIT	5,555	1,162,550
Extra Space Storage, Inc. REIT	10,800	887,220
Federal Realty Investment Trust REIT	6,100	903,166
Fifth Third Bancorp	71,754	1,094,966
Franklin Resources, Inc.	32,151	1,152,613
General Growth Properties, Inc. REIT	50,542	1,390,916
Goldman Sachs Group, Inc.	35,088	5,246,709
Hartford Financial Services Group, Inc.	36,830	1,551,280
HCP, Inc. REIT	40,777	1,206,184
Host Hotels & Resorts, Inc. REIT	66,359	1,015,956
Huntington Bancshares, Inc.	71,765	627,944
Intercontinental Exchange, Inc.	10,725	2,557,484
Invesco, Ltd.	38,289	1,023,848
Iron Mountain, Inc. REIT	19,374	569,208
JPMorgan Chase & Co.	325,272	18,312,814
KeyCorp	75,079	792,083
Kimco Realty Corp. REIT	37,316	998,203
Legg Mason, Inc.	9,115	260,324
Leucadia National Corp.	27,909	403,285
Lincoln National Corp.	20,010	730,965
Loews Corp.	23,212	843,756
M&T Bank Corp.	14,234	1,459,697
Macerich Co. REIT	12,245	968,335
Marsh & McLennan Cos., Inc.	47,334	2,700,405
McGraw Hill Financial, Inc.	23,198	2,081,789
MetLife, Inc.	97,826	3,869,997
Moody’s Corp.	15,534	1,379,419
Morgan Stanley	133,155	3,288,928
Nasdaq, Inc.	9,225	583,850
Navient Corp.	35,041	379,494
Northern Trust Corp.	17,910	1,063,496
People’s United Financial, Inc.	28,734	419,804
PNC Financial Services Group, Inc.	44,542	3,621,710
Principal Financial Group, Inc.	22,826	863,051
Progressive Corp.	50,052	1,597,660
Prologis, Inc. REIT	46,747	1,797,890
Prudential Financial, Inc.	40,837	2,698,917
Public Storage REIT	13,052	3,256,343
Realty Income Corp. REIT	20,700	1,211,778
Regions Financial Corp.	105,743	795,187
Simon Property Group, Inc. REIT	27,335	5,186,270
SL Green Realty Corp. REIT	9,000	793,620
State Street Corp. (b)	34,247	1,876,051
SunTrust Banks, Inc.	46,082	1,529,001
Synchrony Financial (a)	74,871	2,017,773
T Rowe Price Group, Inc.	21,520	1,487,247
Torchmark Corp.	11,284	577,966

Security Description	Shares	Value
Travelers Cos., Inc.	27,498	$2,956,585
Unum Group	19,924	568,432
US Bancorp	145,530	5,605,816
Ventas, Inc. REIT	29,803	1,659,133
Vornado Realty Trust REIT	16,246	1,403,005
Wells Fargo & Co.	410,646	19,267,510
Welltower, Inc. REIT	31,581	2,014,236
Weyerhaeuser Co. REIT	67,299	1,748,418
Willis Towers Watson PLC	12,079	1,368,792
XL Group PLC	28,120	966,766
Zions Bancorp	18,258	389,261

		233,102,466

Health Care - 14.3%
Abbott Laboratories	130,859	5,069,478
AbbVie, Inc.	145,263	7,932,812
Aetna, Inc.	30,215	3,282,255
Agilent Technologies, Inc.	30,375	1,134,506
Alexion Pharmaceuticals, Inc. (a)	19,527	2,749,402
Allergan PLC (a)	34,826	10,103,371
AmerisourceBergen Corp.	17,452	1,511,692
Amgen, Inc.	66,691	9,488,795
Anthem, Inc.	23,219	3,034,491
Baxalta, Inc.	53,245	2,050,997
Baxter International, Inc.	50,045	1,977,278
Becton, Dickinson and Co.	18,204	2,684,180
Biogen, Inc. (a)	19,647	5,096,825
Boston Scientific Corp. (a)	121,577	2,064,377
Bristol-Myers Squibb Co.	146,812	9,092,067
C.R. Bard, Inc.	6,462	1,243,160
Cardinal Health, Inc.	28,124	2,297,731
Celgene Corp. (a)	69,265	6,983,990
Cerner Corp. (a)	27,563	1,407,367
Cigna Corp.	23,011	3,212,566
DaVita HealthCare Partners, Inc. (a)	15,472	1,020,688
DENTSPLY International, Inc.	18,166	1,107,399
Edwards Lifesciences Corp. (a)	19,290	1,678,230
Eli Lilly & Co.	86,057	6,196,104
Endo International PLC (a)	18,600	777,666
Express Scripts Holding Co. (a)	59,247	4,169,804
Gilead Sciences, Inc.	128,646	11,224,363
HCA Holdings, Inc. (a)	28,900	2,000,169
Henry Schein, Inc. (a)	7,600	1,257,420
Humana, Inc.	13,217	2,339,012
Illumina, Inc. (a)	12,900	1,938,096
Intuitive Surgical, Inc. (a)	3,452	1,943,683
Johnson & Johnson	246,041	25,885,974
Laboratory Corp. of America Holdings (a)	8,247	905,850
Mallinckrodt PLC (a)	10,300	669,809
McKesson Corp.	20,031	3,117,224
Medtronic PLC	124,504	9,635,365
Merck & Co., Inc.	246,798	12,391,728
Mylan NV (a)	37,707	1,699,454

20	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Patterson Cos., Inc.	6,459	$280,579
PerkinElmer, Inc.	9,732	459,934
Perrigo Co. PLC	13,114	1,655,642
Pfizer, Inc.	544,648	16,159,706
Quest Diagnostics, Inc.	12,958	862,096
Regeneron Pharmaceuticals, Inc. (a)	6,758	2,595,207
St. Jude Medical, Inc.	25,753	1,382,679
Stryker Corp.	28,195	2,816,117
Tenet Healthcare Corp. (a)	7,852	194,887
Thermo Fisher Scientific, Inc.	34,812	4,497,362
UnitedHealth Group, Inc.	84,822	10,102,300
Universal Health Services, Inc. (Class B)	7,800	860,886
Varian Medical Systems, Inc. (a)	9,131	714,227
Vertex Pharmaceuticals, Inc. (a)	21,048	1,799,394
Waters Corp. (a)	6,815	819,913
Zimmer Biomet Holdings, Inc.	15,027	1,454,764
Zoetis, Inc.	41,228	1,692,822

		220,723,893

Industrials - 9.9%
3M Co.	54,643	8,571,847
ADT Corp.	14,656	591,663
Allegion PLC	7,237	455,931
American Airlines Group, Inc.	53,800	2,205,800
AMETEK, Inc.	21,701	1,007,143
Boeing Co.	56,224	6,644,552
C.H. Robinson Worldwide, Inc.	13,082	913,516
Caterpillar, Inc.	52,055	3,524,123
Cintas Corp.	6,822	572,980
CSX Corp.	84,159	2,031,598
Cummins, Inc.	15,244	1,487,357
Danaher Corp.	53,678	4,791,835
Deere & Co.	27,554	2,209,280
Delta Air Lines, Inc.	71,066	3,428,224
Dover Corp.	13,745	835,421
Dun & Bradstreet Corp.	3,545	339,576
Eaton Corp. PLC	40,999	2,325,053
Emerson Electric Co.	59,169	2,889,222
Equifax, Inc.	10,495	1,100,716
Expeditors International of Washington, Inc.	17,144	784,852
Fastenal Co.	25,742	1,165,855
FedEx Corp.	23,350	3,196,148
Flowserve Corp.	13,355	561,177
Fluor Corp.	13,156	605,702
General Dynamics Corp.	26,889	3,664,164
General Electric Co.	839,249	24,455,716
Honeywell International, Inc.	68,403	6,932,644
Illinois Tool Works, Inc.	28,271	2,664,542
Ingersoll-Rand PLC	24,016	1,334,329
Jacobs Engineering Group, Inc. (a)	11,757	454,408
JB Hunt Transport Services, Inc.	8,500	648,465

Security Description	Shares	Value
Kansas City Southern	9,704	$792,914
L-3 Communications Holdings, Inc.	7,265	852,257
Lockheed Martin Corp.	23,249	5,016,902
Masco Corp.	31,639	892,220
Nielsen Holdings PLC	31,775	1,599,553
Norfolk Southern Corp.	27,368	2,002,517
Northrop Grumman Corp.	15,886	3,053,607
PACCAR, Inc.	31,635	1,629,202
Parker-Hannifin Corp.	12,014	1,215,817
Pentair PLC	16,891	805,870
Pitney Bowes, Inc.	18,021	326,540
Quanta Services, Inc. (a)	17,693	358,991
Raytheon Co.	26,136	3,236,944
Republic Services, Inc.	20,014	914,640
Robert Half International, Inc.	11,874	467,717
Rockwell Automation, Inc.	10,879	1,132,395
Rockwell Collins, Inc.	10,800	945,756
Roper Technologies, Inc.	8,435	1,416,490
Ryder System, Inc.	5,655	320,752
Snap-on, Inc.	5,172	748,233
Southwest Airlines Co.	56,927	2,388,088
Stanley Black & Decker, Inc.	12,750	1,198,627
Stericycle, Inc. (a)	6,804	775,180
Textron, Inc.	22,006	751,505
Tyco International PLC	39,336	1,383,840
Union Pacific Corp.	76,338	6,020,015
United Continental Holdings, Inc. (a)	32,000	1,832,320
United Parcel Service, Inc. (Class B)	61,455	5,933,480
United Rentals, Inc. (a)	8,900	458,973
United Technologies Corp.	68,427	6,611,417
Verisk Analytics, Inc. (a)	14,200	1,034,328
W.W. Grainger, Inc.	5,412	1,173,863
Waste Management, Inc.	35,904	2,005,238
Xylem, Inc.	13,834	517,530

		152,207,560

Information Technology - 19.9%
Accenture PLC (Class A)	55,182	5,532,547
Activision Blizzard, Inc.	46,200	1,463,154
Adobe Systems, Inc. (a)	43,413	3,696,617
Akamai Technologies, Inc. (a)	16,234	876,149
Alliance Data Systems Corp. (a)	5,304	1,114,530
Alphabet, Inc. (Class A) (a)	25,823	18,520,772
Alphabet, Inc. (Class C) (a)	26,345	18,382,751
Amphenol Corp. (Class A)	25,880	1,373,452
Analog Devices, Inc.	26,718	1,415,787
Apple, Inc.	495,064	47,867,738
Applied Materials, Inc.	99,753	1,882,339
Autodesk, Inc. (a)	19,970	1,033,248
Automatic Data Processing, Inc.	41,465	3,511,671
BROADCOM, Ltd.	35,035	4,693,639
CA, Inc.	24,759	725,191
Cisco Systems, Inc.	450,929	11,805,321

State Street Equity 500 Index Portfolio	21

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Citrix Systems, Inc. (a)	14,678	$1,037,001
Cognizant Technology Solutions Corp. (Class A) (a)	53,927	3,072,760
Corning, Inc.	108,050	1,977,315
CSRA, Inc.	13,232	343,370
eBay, Inc. (a)	99,458	2,367,100
Electronic Arts, Inc. (a)	26,721	1,716,557
EMC Corp.	171,574	4,483,229
F5 Networks, Inc. (a)	6,159	592,311
Facebook, Inc. (Class A) (a)	202,007	21,598,588
Fidelity National Information Services, Inc.	25,886	1,507,860
First Solar, Inc. (a)	6,849	492,238
Fiserv, Inc. (a)	20,842	1,993,120
FLIR Systems, Inc.	11,839	366,535
Harris Corp.	9,998	780,044
Hewlett Packard Enterprise Co.	163,763	2,173,135
HP, Inc.	163,963	1,752,765
Intel Corp.	417,020	12,339,622
International Business Machines Corp.	79,047	10,357,528
Intuit, Inc.	24,026	2,321,873
Juniper Networks, Inc.	34,544	853,237
KLA-Tencor Corp.	12,673	858,469
Lam Research Corp.	14,181	1,039,467
Linear Technology Corp.	20,421	890,764
MasterCard, Inc. (Class A)	87,349	7,592,375
Microchip Technology, Inc.	16,006	712,107
Micron Technology, Inc. (a)	103,128	1,096,251
Microsoft Corp.	706,677	35,955,726
Motorola Solutions, Inc.	13,128	964,777
NetApp, Inc.	28,943	718,944
NVIDIA Corp.	43,612	1,367,672
Oracle Corp.	284,670	10,470,163
Paychex, Inc.	28,631	1,471,347
PayPal Holdings, Inc. (a)	98,558	3,759,002
Qorvo, Inc. (a)	13,600	613,088
QUALCOMM, Inc.	133,585	6,784,782
Red Hat, Inc. (a)	16,430	1,073,701
salesforce.com, Inc. (a)	54,205	3,672,389
SanDisk Corp.	17,006	1,228,854
Seagate Technology PLC	23,976	751,887
Skyworks Solutions, Inc.	17,300	1,149,585
Symantec Corp.	63,103	1,218,519
TE Connectivity, Ltd.	34,549	1,966,529
Teradata Corp. (a)	12,813	319,684
Texas Instruments, Inc.	90,906	4,819,836
Total System Services, Inc.	13,399	583,928
VeriSign, Inc. (a)	8,020	677,610
Visa, Inc. (Class A)	172,840	12,511,888
Western Digital Corp.	19,647	855,234
Western Union Co.	42,240	771,302
Xerox Corp.	76,492	735,088
Xilinx, Inc.	23,142	1,092,765
Yahoo!, Inc. (a)	79,437	2,525,302

		306,270,129

Security Description	Shares	Value
Materials - 2.7%
Air Products & Chemicals, Inc.	17,407	$2,305,905
Airgas, Inc.	5,840	826,477
Alcoa, Inc.	111,089	992,025
Avery Dennison Corp.	7,818	509,108
Ball Corp.	12,658	838,339
CF Industries Holdings, Inc.	19,730	719,356
Dow Chemical Co.	98,190	4,773,016
E.I. du Pont de Nemours & Co.	76,594	4,662,277
Eastman Chemical Co.	12,072	774,419
Ecolab, Inc.	23,665	2,426,846
FMC Corp.	13,422	505,204
Freeport-McMoRan, Inc.	122,764	936,689
International Flavors & Fragrances, Inc.	6,480	669,319
International Paper Co.	34,308	1,224,796
LyondellBasell Industries NV (Class A)	31,452	2,522,765
Martin Marietta Materials, Inc.	6,155	877,826
Monsanto Co.	39,794	3,581,062
Mosaic Co.	27,716	738,631
Newmont Mining Corp.	49,673	1,283,054
Nucor Corp.	26,606	1,046,680
Owens-Illinois, Inc. (a)	13,263	198,414
PPG Industries, Inc.	23,188	2,238,338
Praxair, Inc.	24,600	2,504,034
Sealed Air Corp.	18,969	867,452
Sherwin-Williams Co.	6,987	1,889,983
Vulcan Materials Co.	10,990	1,082,845
WestRock Co.	23,948	808,724

		41,803,584

Telecommunication Services - 2.7%
AT&T, Inc.	547,418	20,227,095
CenturyLink, Inc.	50,273	1,537,851
Frontier Communications Corp.	83,838	453,564
Level 3 Communications, Inc. (a)	25,600	1,242,880
Verizon Communications, Inc.	362,151	18,371,920

		41,833,310

Utilities - 3.3%
AES Corp.	57,259	561,138
AGL Resources, Inc.	10,502	678,954
Ameren Corp.	21,056	988,579
American Electric Power Co., Inc.	43,843	2,707,305
CenterPoint Energy, Inc.	38,135	710,455
CMS Energy Corp.	24,501	969,260
Consolidated Edison, Inc.	26,900	1,883,269
Dominion Resources, Inc.	52,768	3,689,539
DTE Energy Co.	15,039	1,265,081
Duke Energy Corp.	61,691	4,582,408
Edison International	28,905	1,970,165
Entergy Corp.	15,800	1,140,918
Eversource Energy	29,343	1,593,325
Exelon Corp.	83,359	2,624,975

22	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

FirstEnergy Corp.	39,729	$1,329,730
NextEra Energy, Inc.	40,257	4,541,795
NiSource, Inc.	27,678	594,523
NRG Energy, Inc.	30,098	324,456
Pepco Holdings, Inc.	20,759	543,471
PG&E Corp.	43,712	2,479,782
Pinnacle West Capital Corp.	11,056	760,984
PPL Corp.	59,956	2,097,860
Public Service Enterprise Group, Inc.	44,936	1,916,970
SCANA Corp.	13,901	903,843
Sempra Energy	20,824	2,009,724
Southern Co.	80,484	3,877,719
TECO Energy, Inc.	18,350	504,075
WEC Energy Group, Inc.	26,587	1,498,177
Xcel Energy, Inc.	46,600	1,842,565

		50,591,045

Total Common Stocks (cost $680,463,450)		1,500,206,667

Short-Term Investments - 2.4%
Money Market Fund - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)(c)	32,843,578	32,843,578

Security Description	Shares	Value
U.S. Government Security - 0.3%
U.S. Treasury Bill 0.28%, 3/10/2016 (d)(e)	3,860,000	$3,859,981

Total Short-Term Investments (cost $36,703,559)		36,703,559

Total Investments - 99.8% (f) (cost $717,167,009)		1,536,910,226

Other Assets in Excess of Liabilities - 0.2%		3,041,698

Net Assets - 100.0%		$1,539,951,924

(a)	Non-income producing security
(b)	Affiliated issuer. See table that follows for more information.
(c)	The rate shown is the annualized seven-day yield at February 29, 2016.
(d)	All or part of this security has been designated as collateral for futures contracts.
(e)	Rate represents annualized yield at date of purchase.
(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2016 was $842,249,998 and $22,506,781 respectively, resulting in net unrealized appreciation of investments of $819,743,217.
REIT	Real Estate Investment Trust

At February 29, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation

S&P 500 Financial Futures Contracts (long)	03/18/2016	382	$36,853,450	$(613,230)

During the period ended February 29, 2016, average notional value related to futures contracts was $38,174,886.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks	$1,500,206,667	$—	$—	$1,500,206,667
Money Market Fund	32,843,578	—	—	32,843,578
U.S. Government Security	—	3,859,981	—	3,859,981

Total Investments	$1,533,050,245	$3,859,981	$—	$1,536,910,226

Liabilities:

Other Financial Instruments:
Futures Contracts*	$(613,230)	$—	$—	$(613,230)

Total Investments and Other Financial Instruments	$1,532,437,015	$3,859,981	$—	$1,536,296,996

*	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to the Schedule of Investments.

State Street Equity 500 Index Portfolio	23

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying indices, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolios’ underlying indices. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other marketcorroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

See accompanying notes to the Schedule of Investments.

24	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — February 29, 2016 (Unaudited)

The Portfolio had no transfers between levels for the period ended February 29, 2016.

Derivatives

Futures: The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Portfolio for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Receivable or Payable from broker – variation margin on open futures contracts.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended February 29, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

The following tables summarizes the value of the Portfolio’s derivative instruments as of February 29, 2016 and related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

Liabilities Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$(613,230)	$(613,230)

(1)	Schedule of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported on the Statement of Assets and Liabilities.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested the State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at February 29, 2016, and for the period then ended are:

Security Description	Number of Shares Held at 12/31/15	Value at 12/31/15	Purchased		Sold		Number of Shares Held at 2/29/16	Value at 2/29/16	Income Earned for the Period Ended 2/29/16	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares

State Street Corp.	34,247	$2,272,631	—	—	—	—	34,247	$1,876,051	$11,644	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	54,510,836	54,510,836	54,634,845	54,634,845	32,843,578	32,843,578	10,161	—

See accompanying notes to the Schedule of Investments.

State Street Equity 500 Index Portfolio	25

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 29, 2016 (Unaudited)

Assets
Investments in securities of unaffiliated issuers at value (cost $683,162,156)	$1,502,190,597
Investments in non-controlled affiliates at value (cost $34,004,853)	34,719,629

Total investments at value (cost $717,167,009)	1,536,910,226
Dividends and interest receivable	3,703,323
Dividends receivable from affiliates	6,020
Prepaid expenses and other assets	16,155

Total assets	1,540,635,724

Liabilities
Payable for Investments purchased	390,160
Payable to broker — variation margin for open futures contracts	252,101
Accrued advisory fee	41,539

Total liabilities	683,800

Net Assets	$1,539,951,924

See accompanying notes to financial statements.

26	Statement of Assets and Liabilities

Annual Report

31 December 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Master Funds

State Street Equity 500 Index Portfolio

Annual Report

December 31, 2015

State Street Master Funds

State Street Equity 500 Index Portfolio

Management Discussion of Fund Performance

The State Street Equity 500 Index Portfolio’s (the “Fund”) investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). In seeking to achieve this objective, the Fund utilizes a passive management strategy designed to track the performance of the Index. The Fund also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index. During the 12-month period ended December 31, 2015 (the “Reporting Period”), the Fund invested in S&P 500 futures contracts to equitize the small amount of cash in the portfolio. Futures performance did not have a material impact on portfolio performance.

For the Reporting Period, the total return for the Fund was 1.41%, and the total return for the Index was 1.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, managing cash inflows to and outflows from the Fund and small security misweights contributed to the difference between the Fund’s performance and that of the Index.

After a turbulent January 2015 for equity markets, volatility subsided through the month of February as oil prices stabilized and the aggressive pace of global central bank actions taken the prior month moderated. In March, the Bureau of Labor Statistics reported better than expected employment numbers which potentially increased the likelihood that the U.S Federal Reserve (the “Fed”) would increase interest rates sooner rather than later. This possibility contributed to a selloff of gold and U.S. equities. However, the rout was short lived as news broke that the Fed would allow several large Wall Street banks to initiate or raise their dividends. U.S. equities rallied on the news.

Kicking off the second quarter of 2015, April provided a bumpy ride for investors exposed to a number of recent popular trends in the market. After rising for nine consecutive months on anticipated policy divergence between the Fed and other central banks, the U.S. dollar declined nearly 4% for the month, which reflected in part a softening in U.S. economic data and a later than expected start to Fed interest rate hikes. Global markets entered the month of May 2015 digesting an initial first quarter 2015 GDP report released in April that showed a much lower than expected 0.2% annualized rate of growth in the U.S. Despite the weak U.S. growth data, May opened with global interest rates continuing to rise sharply on the heels of a market selloff that began in late April 2015.

Markets in the third quarter of 2015 were unsettled by a steady stream of worrying headlines from Europe. After the market selloff in August, expectations that the Fed would make good on the median forecast of Fed Board members and bank presidents in June that interest rates would increase in two increments for the remainder of the year beginning in September 2015 were brought into question.

Contributing to a lackluster outcome for 2015 was a challenging environment for U.S. companies’ ability to earn a profit, evidenced by a year over year decline in the earnings of issuers listed on the Index. This falloff in earnings is most significantly attributable to the energy sector where a significant decline in oil prices through the end of September corresponded to a nearly identical decline in energy sector earnings. Excluding the energy sector, aggregate earnings growth for issuers included in the Index remained positive, though still soft given the impact on multinationals of the stronger U.S. dollar and the backdrop of subdued global growth.

After being battered to close the third quarter of 2015 on a rapidly deteriorating global growth outlook, equity markets found their footing in October to open the fourth quarter. The shift in market sentiment was aided by new policy commitments from global central banks to provide additional stimulus to combat the effects of a slowing global economy — commitments that were seemingly validated when the International Monetary Fund downgraded its forecast for global growth in early October. The fourth quarter proved a strong one for the Index, which finished positive for the three month period.

On an individual security level, the top positive contributors to the Fund’s performance were: Amazon.com, Inc., Microsoft Corp., and General Electric Co. The top negative contributors to the Fund’s performance were: Kinder Morgan, Inc. Class P, Exxon Mobil Corp., and QUALCOMM Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Master Funds	1

State Street Master Funds

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2015

	Total Return One Year Ended December 31, 2015	Total Return Average Annual Five Years Ended December 31, 2015	Total Return Average Annual Ten Years Ended December 31, 2015
State Street Equity 500 Index Portfolio	1.41%	12.52%	7.28%

S&P 500® Index (b)	1.38%	12.56%	7.30%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales or the redemption of fund shares.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

2	State Street Master Funds

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2015
Common Stocks	98.2%
Money Market Fund	2.1
U.S. Government Security	0.2
Liabilities in Excess of Other Assets	(0.5)
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2015
Information Technology	20.3%
Financials	16.2
Health Care	14.9
Consumer Discretionary	12.7
Consumer Staples	9.9
Industrials	9.9
Total	83.9%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

State Street Master Funds	3

See accompanying notes to the financial statements.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — December 31, 2015

Security Description	Shares	Value

Common Stocks - 98.2%
Consumer Discretionary - 12.7%
Advance Auto Parts, Inc.	6,700	$1,008,417
Amazon.com, Inc. (a)	33,702	22,778,845
AutoNation, Inc. (a)	7,269	433,669
AutoZone, Inc. (a)	2,588	1,920,063
Bed Bath & Beyond, Inc. (a)	14,630	705,898
Best Buy Co., Inc.	25,813	786,006
BorgWarner, Inc.	21,223	917,470
Cablevision Systems Corp. Class A	18,012	574,583
CarMax, Inc. (a)	18,797	1,014,474
Carnival Corp.	40,349	2,198,214
CBS Corp. Class B, NVDR	38,493	1,814,175
Chipotle Mexican Grill, Inc. (a)	2,814	1,350,298
Coach, Inc.	26,700	873,891
Comcast Corp. Class A	215,065	12,136,118
D.R. Horton, Inc.	29,279	937,806
Darden Restaurants, Inc.	9,917	631,118
Delphi Automotive PLC	25,581	2,193,059
Discovery Communications, Inc. Class A (a)	12,597	336,088
Discovery Communications, Inc. Class C (a)	23,197	585,028
Dollar General Corp.	25,487	1,831,751
Dollar Tree, Inc. (a)	19,382	1,496,678
Expedia, Inc.	10,923	1,357,729
Ford Motor Co.	338,760	4,773,128
Fossil Group, Inc. (a)	3,917	143,206
GameStop Corp. Class A	9,878	276,979
Gap, Inc.	19,364	478,291
Garmin, Ltd.	11,460	425,968
General Motors Co.	126,077	4,287,879
Genuine Parts Co.	14,220	1,221,356
Goodyear Tire & Rubber Co.	23,813	777,971
H&R Block, Inc.	20,651	687,885
Hanesbrands, Inc.	36,500	1,074,195
Harley-Davidson, Inc.	15,285	693,786
Harman International Industries, Inc.	6,105	575,152
Hasbro, Inc.	9,128	614,862
Home Depot, Inc.	110,610	14,628,173
Interpublic Group of Cos., Inc.	36,328	845,716
Johnson Controls, Inc.	54,906	2,168,238
Kohl’s Corp.	15,788	751,982
L Brands, Inc.	23,046	2,208,268
Leggett & Platt, Inc.	12,244	514,493
Lennar Corp. Class A	15,425	754,437
Lowe’s Cos., Inc.	81,312	6,182,964
Macy’s, Inc.	25,761	901,120
Marriott International, Inc. Class A	17,797	1,193,111
Mattel, Inc.	32,943	895,061
McDonald’s Corp.	80,815	9,547,484

Security Description	Shares	Value
Michael Kors Holdings, Ltd. (a)	15,186	$608,351
Mohawk Industries, Inc. (a)	5,669	1,073,652
Netflix, Inc. (a)	37,096	4,243,040
Newell Rubbermaid, Inc.	24,251	1,068,984
News Corp. Class A	28,814	384,955
News Corp. Class B	15,000	209,400
NIKE, Inc. Class B	119,002	7,437,625
Nordstrom, Inc.	10,656	530,775
O’Reilly Automotive, Inc. (a)	8,920	2,260,506
Omnicom Group, Inc.	19,950	1,509,417
Priceline Group, Inc. (a)	4,408	5,619,980
PulteGroup, Inc.	27,643	492,598
PVH Corp.	7,251	534,036
Ralph Lauren Corp.	5,436	606,005
Ross Stores, Inc.	35,944	1,934,147
Royal Caribbean Cruises, Ltd.	14,600	1,477,666
Scripps Networks Interactive, Inc. Class A	8,863	489,326
Signet Jewelers, Ltd.	7,400	915,306
Staples, Inc.	55,534	525,907
Starbucks Corp.	130,992	7,863,450
Starwood Hotels & Resorts Worldwide, Inc.	14,744	1,021,464
Target Corp.	54,844	3,982,223
TEGNA, Inc.	19,952	509,175
Tiffany & Co.	10,881	830,111
Time Warner Cable, Inc.	24,774	4,597,807
Time Warner, Inc.	71,580	4,629,079
TJX Cos., Inc.	57,275	4,061,370
Tractor Supply Co.	11,074	946,827
TripAdvisor, Inc. (a)	8,815	751,479
Twenty-First Century Fox, Inc. Class A	102,309	2,778,712
Twenty-First Century Fox, Inc. Class B	38,400	1,045,632
Under Armour, Inc. Class A (a)	16,476	1,328,130
Urban Outfitters, Inc. (a)	9,239	210,187
VF Corp.	28,228	1,757,193
Viacom, Inc. Class B	29,841	1,228,256
Walt Disney Co.	133,593	14,037,952
Whirlpool Corp.	7,259	1,066,129
Wyndham Worldwide Corp.	11,446	831,552
Wynn Resorts, Ltd.	6,959	481,493
Yum! Brands, Inc.	36,990	2,702,120

		203,085,100

Consumer Staples - 9.9%
Altria Group, Inc.	171,270	9,969,627
Archer-Daniels-Midland Co.	55,192	2,024,442
Brown-Forman Corp. Class B	8,861	879,720
Campbell Soup Co.	14,283	750,572
Church & Dwight Co., Inc.	11,400	967,632
Clorox Co.	11,279	1,430,516
Coca-Cola Co.	343,722	14,766,297

4	State Street Master Funds

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — December 31, 2015

Security Description	Shares	Value

Coca-Cola Enterprises, Inc.	17,013	$837,720
Colgate-Palmolive Co.	78,279	5,214,947
ConAgra Foods, Inc.	38,551	1,625,310
Constellation Brands, Inc. Class A	15,476	2,204,401
Costco Wholesale Corp.	38,634	6,239,391
CVS Health Corp.	97,627	9,544,992
Dr. Pepper Snapple Group, Inc.	16,303	1,519,440
Estee Lauder Cos., Inc. Class A	18,963	1,669,882
General Mills, Inc.	51,922	2,993,822
Hershey Co.	13,815	1,233,265
Hormel Foods Corp.	11,049	873,755
J.M. Smucker Co.	10,655	1,314,188
Kellogg Co.	23,507	1,698,851
Keurig Green Mountain, Inc.	10,589	952,798
Kimberly-Clark Corp.	31,773	4,044,703
Kraft Heinz Co.	52,651	3,830,887
Kroger Co.	84,410	3,530,870
McCormick & Co., Inc.	9,561	818,039
Mead Johnson Nutrition Co.	17,868	1,410,679
Molson Coors Brewing Co. Class B	13,709	1,287,549
Mondelez International, Inc. Class A	140,494	6,299,751
Monster Beverage Corp. (a)	13,847	2,062,649
PepsiCo, Inc.	128,138	12,803,549
Philip Morris International, Inc.	136,187	11,972,199
Procter & Gamble Co.	239,361	19,007,657
Reynolds American, Inc.	72,192	3,331,661
Sysco Corp.	43,535	1,784,935
Tyson Foods, Inc. Class A	26,091	1,391,433
Wal-Mart Stores, Inc.	138,099	8,465,469
Walgreens Boots Alliance, Inc.	76,913	6,549,526
Whole Foods Market, Inc.	32,487	1,088,314

		158,391,438

Energy - 6.3%
Anadarko Petroleum Corp.	44,144	2,144,515
Apache Corp.	31,770	1,412,812
Baker Hughes, Inc.	36,294	1,674,968
Cabot Oil & Gas Corp.	38,322	677,916
Cameron International Corp. (a)	17,767	1,122,874
Chesapeake Energy Corp.	45,894	206,523
Chevron Corp.	165,234	14,864,451
Cimarex Energy Co.	7,742	691,980
Columbia Pipeline Group, Inc.	37,878	757,560
ConocoPhillips	107,403	5,014,646
CONSOL Energy, Inc.	18,673	147,517
Devon Energy Corp.	34,750	1,112,000
Diamond Offshore Drilling, Inc.	5,854	123,519
Ensco PLC Class A	19,189	295,319
EOG Resources, Inc.	47,963	3,395,301
EQT Corp.	12,943	674,719
Exxon Mobil Corp.	366,072	28,535,312

Security Description	Shares	Value
FMC Technologies, Inc. (a)	17,509	$507,936
Halliburton Co.	75,967	2,585,917
Helmerich & Payne, Inc.	10,974	587,658
Hess Corp.	22,344	1,083,237
Kinder Morgan, Inc.	157,376	2,348,050
Marathon Oil Corp.	63,789	803,103
Marathon Petroleum Corp.	47,302	2,452,136
Murphy Oil Corp.	14,562	326,917
National Oilwell Varco, Inc.	33,841	1,133,335
Newfield Exploration Co. (a)	12,285	400,000
Noble Energy, Inc.	36,495	1,201,780
Occidental Petroleum Corp.	67,535	4,566,041
ONEOK, Inc.	18,404	453,843
Phillips 66	40,592	3,320,426
Pioneer Natural Resources Co.	12,424	1,557,721
Range Resources Corp.	14,541	357,854
Schlumberger, Ltd.	111,272	7,761,222
Southwestern Energy Co. (a)	37,344	265,516
Spectra Energy Corp.	60,741	1,454,139
Tesoro Corp.	9,949	1,048,326
Transocean, Ltd.	27,890	345,278
Valero Energy Corp.	42,086	2,975,901
Williams Cos., Inc.	58,010	1,490,857

		101,879,125

Financials - 16.2%
ACE, Ltd.	28,667	3,349,739
Affiliated Managers Group, Inc. (a)	4,976	794,966
Aflac, Inc.	37,737	2,260,446
Allstate Corp.	34,067	2,115,220
American Express Co.	74,052	5,150,317
American International Group, Inc.	108,032	6,694,743
American Tower Corp. REIT	36,882	3,575,710
Ameriprise Financial, Inc.	15,963	1,698,782
Aon PLC	24,582	2,266,706
Apartment Investment & Management Co. Class A	15,865	635,076
Assurant, Inc.	6,346	511,107
AvalonBay Communities, Inc. REIT	11,929	2,196,487
Bank of America Corp.	916,466	15,424,123
Bank of New York Mellon Corp.	93,991	3,874,309
BB&T Corp.	67,939	2,568,774
Berkshire Hathaway, Inc. Class B (a)	164,819	21,762,701
BlackRock, Inc.	11,118	3,785,901
Boston Properties, Inc. REIT	12,921	1,647,944
Capital One Financial Corp.	46,868	3,382,932
CBRE Group, Inc. Class A (a)	25,008	864,777
Charles Schwab Corp.	105,889	3,486,925
Chubb Corp.	19,396	2,572,685
Cincinnati Financial Corp.	13,605	805,008

State Street Master Funds	5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — December 31, 2015

Security Description	Shares	Value

Citigroup, Inc.	262,293	$13,573,663
CME Group, Inc.	28,992	2,626,675
Comerica, Inc.	15,117	632,344
Crown Castle International Corp. REIT	29,642	2,562,551
Discover Financial Services	38,377	2,057,775
E*TRADE Financial Corp. (a)	25,589	758,458
Equinix, Inc. REIT	5,338	1,614,211
Equity Residential REIT	32,838	2,679,252
Essex Property Trust, Inc. REIT	5,555	1,329,923
Fifth Third Bancorp	71,754	1,442,255
Franklin Resources, Inc.	32,151	1,183,800
General Growth Properties, Inc. REIT	50,542	1,375,248
Goldman Sachs Group, Inc.	35,088	6,323,910
Hartford Financial Services Group, Inc.	36,830	1,600,632
HCP, Inc. REIT	40,777	1,559,313
Host Hotels & Resorts, Inc. REIT	66,359	1,017,947
Huntington Bancshares, Inc.	71,765	793,721
Intercontinental Exchange, Inc.	9,425	2,415,251
Invesco, Ltd.	38,289	1,281,916
Iron Mountain, Inc. REIT	19,374	523,292
JPMorgan Chase & Co.	321,872	21,253,208
KeyCorp	75,079	990,292
Kimco Realty Corp. REIT	37,316	987,381
Legg Mason, Inc.	9,115	357,581
Leucadia National Corp.	27,909	485,338
Lincoln National Corp.	23,510	1,181,613
Loews Corp.	23,212	891,341
M&T Bank Corp.	14,234	1,724,876
Macerich Co. REIT	12,245	988,049
Marsh & McLennan Cos., Inc.	44,434	2,463,865
McGraw Hill Financial, Inc.	23,198	2,286,859
MetLife, Inc.	97,826	4,716,191
Moody’s Corp.	15,534	1,558,682
Morgan Stanley	133,155	4,235,661
Nasdaq, Inc.	9,225	536,618
Navient Corp.	35,041	401,219
Northern Trust Corp.	17,910	1,291,132
People’s United Financial, Inc.	28,734	464,054
Plum Creek Timber Co., Inc. REIT	15,886	758,080
PNC Financial Services Group, Inc.	44,542	4,245,298
Principal Financial Group, Inc.	22,826	1,026,714
Progressive Corp.	50,052	1,591,654
Prologis, Inc. REIT	46,747	2,006,381
Prudential Financial, Inc.	38,137	3,104,733
Public Storage REIT	13,052	3,232,980
Realty Income Corp. REIT	20,700	1,068,741
Regions Financial Corp.	124,443	1,194,653
Simon Property Group, Inc. REIT	27,335	5,315,017
SL Green Realty Corp. REIT	9,000	1,016,820

Security Description	Shares	Value
State Street Corp. (b)	34,247	$2,272,631
SunTrust Banks, Inc.	46,082	1,974,153
Synchrony Financial (a)	74,871	2,276,827
T Rowe Price Group, Inc.	21,520	1,538,465
Torchmark Corp.	11,284	644,993
Travelers Cos., Inc.	27,798	3,137,282
Unum Group	19,924	663,270
US Bancorp	145,530	6,209,765
Ventas, Inc. REIT	29,803	1,681,783
Vornado Realty Trust REIT	16,246	1,623,950
Wells Fargo & Co.	406,446	22,094,405
Welltower, Inc. REIT	31,581	2,148,455
Weyerhaeuser Co. REIT	47,681	1,429,476
Willis Group Holdings PLC	400	19,428
XL Group PLC	28,120	1,101,742
Zions Bancorp	18,258	498,443

		259,467,614

Health Care - 14.9%
Abbott Laboratories	130,859	5,876,878
AbbVie, Inc.	141,963	8,409,888
Aetna, Inc.	30,215	3,266,846
Agilent Technologies, Inc.	30,375	1,269,979
Alexion Pharmaceuticals, Inc. (a)	19,527	3,724,775
Allergan PLC	34,726	10,851,875
AmerisourceBergen Corp.	17,452	1,809,947
Amgen, Inc.	66,491	10,793,484
Anthem, Inc.	23,219	3,237,657
Baxalta, Inc.	48,545	1,894,711
Baxter International, Inc.	45,145	1,722,282
Becton, Dickinson and Co.	18,204	2,805,054
Biogen, Inc. (a)	19,647	6,018,858
Boston Scientific Corp. (a)	121,577	2,241,880
Bristol-Myers Squibb Co.	146,812	10,099,198
C.R. Bard, Inc.	6,462	1,224,161
Cardinal Health, Inc.	28,124	2,510,629
Celgene Corp. (a)	69,265	8,295,176
Cerner Corp. (a)	27,563	1,658,466
Cigna Corp.	23,011	3,367,200
DaVita HealthCare Partners, Inc. (a)	15,472	1,078,553
DENTSPLY International, Inc.	11,766	715,961
Edwards Lifesciences Corp. (a)	19,290	1,523,524
Eli Lilly & Co.	86,057	7,251,163
Endo International PLC (a)	18,600	1,138,692
Express Scripts Holding Co. (a)	59,247	5,178,780
Gilead Sciences, Inc.	126,346	12,784,952
HCA Holdings, Inc. (a)	26,500	1,792,195
Henry Schein, Inc. (a)	7,600	1,202,244
Humana, Inc.	13,217	2,359,367
Illumina, Inc. (a)	12,900	2,476,091
Intuitive Surgical, Inc. (a)	3,152	1,721,496
Johnson & Johnson	243,341	24,995,988
Laboratory Corp. of America Holdings (a)	8,247	1,019,659
Mallinckrodt PLC (a)	10,300	768,689

6	State Street Master Funds

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — December 31, 2015

Security Description	Shares	Value

McKesson Corp.	20,031	$3,950,714
Medtronic PLC	123,904	9,530,696
Merck & Co., Inc.	245,998	12,993,614
Mylan NV (a)	34,207	1,849,573
Patterson Cos., Inc.	6,459	292,011
PerkinElmer, Inc.	9,732	521,343
Perrigo Co. PLC	13,114	1,897,596
Pfizer, Inc.	543,248	17,536,045
Quest Diagnostics, Inc.	12,958	921,832
Regeneron Pharmaceuticals, Inc. (a)	6,758	3,668,715
St. Jude Medical, Inc.	25,753	1,590,763
Stryker Corp.	28,195	2,620,443
Tenet Healthcare Corp. (a)	7,852	237,916
Thermo Fisher Scientific, Inc.	34,812	4,938,082
UnitedHealth Group, Inc.	83,222	9,790,236
Universal Health Services, Inc. Class B	7,800	932,022
Varian Medical Systems, Inc. (a)	9,131	737,785
Vertex Pharmaceuticals, Inc. (a)	21,048	2,648,470
Waters Corp. (a)	6,815	917,163
Zimmer Biomet Holdings, Inc.	15,027	1,541,620
Zoetis, Inc.	41,228	1,975,646

		238,178,583

Industrials - 9.9%
3M Co.	53,543	8,065,718
ADT Corp.	14,656	483,355
Allegion PLC	7,237	477,063
American Airlines Group, Inc.	53,800	2,278,430
AMETEK, Inc.	21,701	1,162,957
Boeing Co.	54,724	7,912,543
Caterpillar, Inc.	52,055	3,537,658
CH Robinson Worldwide, Inc.	13,082	811,346
Cintas Corp.	6,822	621,143
CSX Corp.	84,159	2,183,926
Cummins, Inc.	13,544	1,192,007
Danaher Corp.	51,678	4,799,853
Deere & Co.	27,554	2,101,544
Delta Air Lines, Inc.	67,166	3,404,645
Dover Corp.	13,745	842,706
Dun & Bradstreet Corp.	3,545	368,432
Eaton Corp. PLC	40,999	2,133,588
Emerson Electric Co.	55,269	2,643,516
Equifax, Inc.	10,495	1,168,828
Expeditors International of Washington, Inc.	17,144	773,194
Fastenal Co.	25,742	1,050,788
FedEx Corp.	23,350	3,478,916
Flowserve Corp.	13,755	578,810
Fluor Corp.	13,156	621,226
General Dynamics Corp.	25,689	3,528,641
General Electric Co.	830,049	25,856,026
Honeywell International, Inc.	68,303	7,074,142
Illinois Tool Works, Inc.	28,271	2,620,156
Ingersoll-Rand PLC	24,016	1,327,845

Security Description	Shares	Value
Jacobs Engineering Group, Inc. (a)	11,757	$493,206
JB Hunt Transport Services, Inc.	8,500	623,560
Kansas City Southern	9,704	724,598
L-3 Communications Holdings, Inc.	7,265	868,240
Lockheed Martin Corp.	23,249	5,048,520
Masco Corp.	31,639	895,384
Nielsen Holdings PLC	31,775	1,480,715
Norfolk Southern Corp.	27,168	2,298,141
Northrop Grumman Corp.	15,886	2,999,436
PACCAR, Inc.	31,635	1,499,499
Parker-Hannifin Corp.	12,014	1,165,118
Pentair PLC	16,891	836,611
Pitney Bowes, Inc.	18,021	372,134
Precision Castparts Corp.	11,878	2,755,815
Quanta Services, Inc. (a)	17,693	358,283
Raytheon Co.	26,136	3,254,716
Republic Services, Inc.	20,014	880,416
Robert Half International, Inc.	11,874	559,740
Rockwell Automation, Inc.	10,879	1,116,294
Rockwell Collins, Inc.	10,800	996,840
Roper Technologies, Inc.	8,435	1,600,879
Ryder System, Inc.	5,655	321,374
Snap-on, Inc.	5,172	886,636
Southwest Airlines Co.	56,927	2,451,277
Stanley Black & Decker, Inc.	12,750	1,360,807
Stericycle, Inc. (a)	8,204	989,402
Textron, Inc.	26,206	1,100,914
Tyco International PLC	39,336	1,254,425
Union Pacific Corp.	74,138	5,797,592
United Continental Holdings, Inc. (a)	32,000	1,833,600
United Parcel Service, Inc. Class B	61,455	5,913,815
United Rentals, Inc. (a)	8,900	645,606
United Technologies Corp.	72,827	6,996,490
Verisk Analytics, Inc. (a)	14,200	1,091,696
Waste Management, Inc.	35,904	1,916,196
WW Grainger, Inc.	5,512	1,116,676
Xylem, Inc.	13,834	504,941

		158,108,594

Information Technology - 20.3%
Accenture PLC Class A	55,182	5,766,519
Activision Blizzard, Inc.	46,200	1,788,402
Adobe Systems, Inc. (a)	43,413	4,078,217
Akamai Technologies, Inc. (a)	16,234	854,395
Alliance Data Systems Corp. (a)	5,304	1,466,927
Alphabet, Inc. Class C (a)	26,045	19,765,030
Alphabet, Inc. Class A (a)	25,523	19,857,149
Amphenol Corp. Class A	25,880	1,351,712
Analog Devices, Inc.	26,718	1,478,040
Apple, Inc.	490,064	51,584,137

State Street Master Funds	7

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — December 31, 2015

Security Description	Shares	Value

Applied Materials, Inc.	99,753	$1,862,388
Autodesk, Inc. (a)	19,970	1,216,772
Automatic Data Processing, Inc.	39,365	3,335,003
Avago Technologies, Ltd.	22,918	3,326,548
Broadcom Corp. Class A	49,835	2,881,460
CA, Inc.	24,759	707,117
Cisco Systems, Inc.	443,429	12,041,314
Citrix Systems, Inc. (a)	14,978	1,133,086
Cognizant Technology Solutions Corp. Class A (a)	53,927	3,236,699
Corning, Inc.	110,150	2,013,542
CSRA, Inc.	13,232	396,960
eBay, Inc. (a)	99,458	2,733,106
Electronic Arts, Inc. (a)	26,721	1,836,267
EMC Corp.	171,574	4,406,020
F5 Networks, Inc. (a)	6,159	597,177
Facebook, Inc. Class A (a)	199,107	20,838,539
Fidelity National Information Services, Inc.	23,086	1,399,012
First Solar, Inc. (a)	6,849	451,965
Fiserv, Inc. (a)	20,842	1,906,209
FLIR Systems, Inc.	11,839	332,321
Harris Corp.	9,998	868,826
Hewlett Packard Enterprise Co.	151,063	2,296,158
HP, Inc.	163,963	1,941,322
Intel Corp.	415,420	14,311,219
International Business Machines Corp.	78,647	10,823,400
Intuit, Inc.	24,526	2,366,759
Juniper Networks, Inc.	27,944	771,254
KLA-Tencor Corp.	12,673	878,873
Lam Research Corp.	14,181	1,126,255
Linear Technology Corp.	20,421	867,280
MasterCard, Inc. Class A	87,349	8,504,299
Microchip Technology, Inc.	19,906	926,425
Micron Technology, Inc. (a)	88,228	1,249,308
Microsoft Corp.	702,177	38,956,780
Motorola Solutions, Inc.	13,128	898,612
NetApp, Inc.	28,943	767,858
NVIDIA Corp.	43,612	1,437,451
Oracle Corp.	279,470	10,209,039
Paychex, Inc.	28,631	1,514,294
PayPal Holdings, Inc. (a)	98,558	3,567,800
Qorvo, Inc. (a)	13,600	692,240
QUALCOMM, Inc.	134,385	6,717,234
Red Hat, Inc. (a)	16,430	1,360,568
salesforce.com, Inc. (a)	54,205	4,249,672
SanDisk Corp.	17,006	1,292,286
Seagate Technology PLC	29,076	1,065,926
Skyworks Solutions, Inc.	17,300	1,329,159
Symantec Corp.	63,103	1,325,163
TE Connectivity, Ltd.	34,549	2,232,211
Teradata Corp. (a)	12,813	338,519
Texas Instruments, Inc.	87,506	4,796,204
Total System Services, Inc.	13,399	667,270
VeriSign, Inc. (a)	8,020	700,627

Security Description	Shares	Value
Visa, Inc. Class A	170,040	$13,186,602
Western Digital Corp.	19,647	1,179,802
Western Union Co.	42,240	756,518
Xerox Corp.	76,492	813,110
Xilinx, Inc.	23,142	1,086,980
Yahoo!, Inc. (a)	74,037	2,462,471

		325,177,807

Materials - 2.7%
Air Products & Chemicals, Inc.	17,407	2,264,825
Airgas, Inc.	5,840	807,789
Alcoa, Inc.	111,089	1,096,448
Avery Dennison Corp.	7,818	489,876
Ball Corp.	12,658	920,616
CF Industries Holdings, Inc.	19,730	805,181
Dow Chemical Co.	98,190	5,054,821
E.I. du Pont de Nemours & Co.	76,594	5,101,160
Eastman Chemical Co.	12,072	814,981
Ecolab, Inc.	23,665	2,706,803
FMC Corp.	13,422	525,203
Freeport-McMoRan, Inc.	92,164	623,950
International Flavors & Fragrances, Inc.	6,480	775,267
International Paper Co.	34,308	1,293,412
LyondellBasell Industries NV Class A	31,452	2,733,179
Martin Marietta Materials, Inc.	6,155	840,650
Monsanto Co.	37,994	3,743,169
Mosaic Co.	27,716	764,685
Newmont Mining Corp.	42,973	773,084
Nucor Corp.	26,606	1,072,222
Owens-Illinois, Inc. (a)	13,263	231,042
PPG Industries, Inc.	23,188	2,291,438
Praxair, Inc.	24,600	2,519,040
Sealed Air Corp.	18,969	846,017
Sherwin-Williams Co.	6,987	1,813,825
Vulcan Materials Co.	10,990	1,043,720
WestRock Co.	23,948	1,092,508

		43,044,911

Telecommunication Services - 2.4%
AT&T, Inc.	541,318	18,626,752
CenturyLink, Inc.	50,273	1,264,869
Frontier Communications Corp.	83,838	391,524
Level 3 Communications, Inc. (a)	25,600	1,391,616
Verizon Communications, Inc.	358,051	16,549,117

		38,223,878

Utilities - 2.9%
AES Corp.	57,259	547,969
AGL Resources, Inc.	10,502	670,133
Ameren Corp.	21,056	910,251
American Electric Power Co., Inc.	43,843	2,554,732
CenterPoint Energy, Inc.	38,135	700,159

8	State Street Master Funds

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — December 31, 2015

Security Description	Shares	Value

CMS Energy Corp.	24,501	$883,996
Consolidated Edison, Inc.	24,600	1,581,042
Dominion Resources, Inc.	52,768	3,569,228
DTE Energy Co.	15,039	1,205,977
Duke Energy Corp.	59,591	4,254,201
Edison International	28,905	1,711,465
Entergy Corp.	15,800	1,080,088
Eversource Energy	26,443	1,350,444
Exelon Corp.	76,859	2,134,374
FirstEnergy Corp.	39,729	1,260,601
NextEra Energy, Inc.	40,257	4,182,300
NiSource, Inc.	27,678	539,998
NRG Energy, Inc.	30,098	354,253
Pepco Holdings, Inc.	20,759	539,942
PG&E Corp.	43,712	2,325,041
Pinnacle West Capital Corp.	11,056	712,891
PPL Corp.	59,956	2,046,298
Public Service Enterprise Group, Inc.	44,936	1,738,574
SCANA Corp.	13,901	840,871
Sempra Energy	20,824	1,957,664
Southern Co.	80,484	3,765,846
TECO Energy, Inc.	18,350	489,028
WEC Energy Group, Inc.	26,587	1,364,179
Xcel Energy, Inc.	41,700	1,497,447

		46,768,992

Total Common Stocks (cost $661,325,777)		1,572,326,042

Short-Term Investments - 2.3%
Money Market Fund - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.07% (c)(d)	32,967,587	32,967,587

Security Description	Principal Amount	Value
U.S. Government Security - 0.2%
U.S. Treasury Bill 0.02% due 3/10/2016 (c)(e)	$3,860,000	$3,859,852

		3,859,852

Total Short-Term Investments (cost $36,827,439)		36,827,439

Total Investments - 100.5% (cost $698,153,216 (f))		1,609,153,481

Liabilities in Excess of Other Assets - (0.5)%		(7,555,049)

Net Assets - 100.0%		$1,601,598,432

(a)	Non-income producing security
(b)	Affiliated issuer (Note 4).
(c)	The rate shown is the annualized seven-day yield at December 31, 2015.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (Note 4).
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2015 was $930,121,776 and $19,121,511, respectively, resulting in net unrealized appreciation of investments of $911,000,265.
REIT	Real Estate Investment Trust

At December 31, 2015, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)

S&P 500 Financial Futures Contracts (long)	03/18/2016	303	$30,836,310	$350,235

Total				$350,235

See accompanying notes to financial statements.

State Street Master Funds	9

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — December 31, 2015

Assets
Investments in unaffiliated issuers at value (identified cost $664,024,354)	$1,573,913,263
Investments in non-controlled affiliates at value (identified cost $34,128,862) (Note 4)	35,240,218

Total investments at value (identified cost $698,153,216)	1,609,153,481
Cash	19,331
Receivable for investments sold	18,336
Dividends and interest receivable	2,074,120
Dividend receivable from non-controlled affiliates (Note 4)	11,644
Receivable from Investment Adviser	8,108

Total assets	1,611,285,020

Liabilities
Payable for investments purchased	9,129,540
Payable to broker — variation margin on open futures contracts	290,882
Management fees payable (Note 4)	266,166

Total liabilities	9,686,588

Net Assets	$1,601,598,432

See accompanying notes to financial statements.

10	Statement of Assets and Liabilities

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations — Year Ended December 31, 2015

Investment Income
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $178,756)	$55,432,202
Dividend income — non-controlled affiliated issuer	124,033
Interest income	342

Total investment income	55,556,577

Expenses
Management fees (Note 4)	1,219,468
Other expenses	32,875

Total expenses	1,252,343
Less: Expenses waived by the Adviser (Note 4)	(8,108)

Net expenses	1,244,235

Net investment income (loss)	54,312,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	587,355,932
Futures contracts	(135,361)

Net realized gain (loss)	587,220,571

Net change in net unrealized appreciation/(depreciation) on:
Investments	(588,153,644)
Futures contracts	(2,031,823)

Net change in unrealized appreciation/(depreciation)	(590,185,467)

Net realized and unrealized gain (loss) on investments and future contracts	(2,964,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,347,446

See accompanying notes to financial statements.

Statement of Operations	11

State Street Master Funds

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2015	Year Ended December 31, 2014

Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$54,312,342	$54,845,406
Net realized gain (loss) on investments and futures contracts	587,220,571	17,844,354
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(590,185,467)	279,107,499

Net increase (decrease) in net assets from operations	51,347,446	351,797,259

Capital Transactions:
Contributions	240,295,137	353,779,321
Withdrawals	(369,462,446)	(185,039,609)
In-kind redemptions (Note 7)	(1,189,904,577)	(390,808,177)

Net increase (decrease) in net assets from capital transactions	(1,319,071,886)	(222,068,465)

Net Increase (Decrease) in Net Assets	(1,267,724,440)	129,728,794

Net Assets
Beginning of year	2,869,322,872	2,739,594,078

End of year	$1,601,598,432	$2,869,322,872

See accompanying notes to financial statements.

12	Statements of Changes in Net Assets

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

	Year Ended 12/31/15	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,601,598	$2,869,323		$2,739,594		$2,055,241		$1,825,528
Ratios to average net assets:
Expenses before waiver and payments by affiliates	0.045%	0.045%		0.045%		0.045%		0.045%
Expenses net of waiver and payments by affiliates	0.045%	0.045%		0.045%		0.045%		0.045%
Net investment income	2.00%	1.98%		2.05%		2.26%		2.04%
Portfolio turnover rate	7%	2	%(a)	4	%(a)	9	%(a)	15	%(a)
Total return (b)	1.41%	13.62%		32.30%		15.97%		2.03%

(a)	The portfolio turnover rate excludes in-kind security transactions (Note 7).
(b)	Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

Financial Highlights	13

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — December 31, 2015

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is as an open-end management investment company, and was organized as a Massachusetts business trust on July 27, 1999. The Trust consists of five (5) investment portfolios: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. Financial statements herein relate only to the State Street Equity 500 Index Portfolio (the “Portfolio”) which commenced operations on March 1, 2000.

At December 31, 2015 the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street U.S. Government Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests. The Portfolio is treated as a partnership for federal income tax purposes.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the U.S. There is no assurance that the Portfolio will achieve its objective.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

14	Notes to Financial Statements

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State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2015

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with fund procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. All transfers are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2015.

Notes to Financial Statements	15

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Notes to Financial Statements, continued — December 31, 2015

The following table summarizes the value of the Portfolio’s investment according to the fair value hierarchy as of December 31, 2015:

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks	$1,572,326,042	$—	$—	$1,572,326,042
U.S. Government Security	—	3,859,852	—	3,859,852
Money Market Fund	32,967,587	—	—	32,967,587

Total Investments	1,605,293,629	3,859,852	—	1,609,153,481

Other Financial Instruments:**
Futures contracts*	350,235	—	—	350,235

Total Investments and Other Financial Instruments	$1,605,643,864	$3,859,852	$—	$1,609,503,716

*	Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.
**	Other Financial instruments are derivative investments not reflected in the Schedule of Investments such as futures contracts.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized or accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific portfolio, are applied to that portfolio within the Trust. Other expenses which cannot be attributed to a specific portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the portfolios within the Trust.

Futures

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipt or payment is recorded by the Portfolio for financial statement purposes as part of unrealized gains or losses, and is recorded on the Statement of Assets and Liabilities as Receivable or Payable to broker — variation margin on open futures contracts. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

16	Notes to Financial Statements

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State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2015

For the year ended December 31, 2015, the Portfolio entered into futures contracts for cash equalization and return enhancement.

The following tables summarizes the value of the Portfolio’s derivative instruments as of December 31, 2015 and related location in the accompanying Statement of Assets and Liabilities and Statement of Operations presented by primary underlying risk exposure:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$350,235	$350,235

Transactions in derivative instruments during the year ended December 31, 2015, were as follows:

Realized Gain (Loss)(2)

	Equity Contracts Risk	Total

Futures Contracts	$(135,361)	$(135,361)

Change in Appreciation (Depreciation)(3)

	Equity Contracts Risk	Total

Futures Contracts	$(2,031,823)	$(2,031,823)

(1)	Schedule of Investments: Unrealized depreciation on futures contracts. Only unsettled receivable/payable for variation margin amounting to $290,882 is reported within Statement of Assets and Liabilities.
(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures outstanding contracts during the year ended December 31, 2015 was $57,411,920.

Federal Income Taxes

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) has reviewed the tax positions for open tax years as of December 31, 2015, and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years, as applicable, remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Portfolios’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements	17

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State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2015

At December 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$770,913,316	$930,502,004	$92,261,839	$838,240,165

3.	Investment Transactions

For the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) were $172,359,053 and $194,628,702, respectively.

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Management Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

During the year ended December 31, 2015, SSGA FM voluntarily agreed to waive fees of $8,108.

Effective June 1, 2015, SSGA FM serves as Administrator and State Street serves as Sub-Administrator. The Trust has contracted with State Street to provide custody, sub-administration and transfer agent services to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets. Prior to June 1, 2015, State Street served as Administrator.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund and the State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at December 31, 2015, and for the period then ended are:

Security Description	Number of Shares Held at 12/31/14	Shares Purchased for the Year Ended 12/31/15	Shares Sold for the Year Ended 12/31/15	Number of Shares Held at 12/31/15	Value at 12/31/15	Income Earned for the Year Ended 12/31/15	Realized Gain/Loss on Shares Sold

State Street Corp.	62,947	3,700	32,400	34,247	$2,272,631	$76,958	$1,052,917
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	233,280,225	324,396,414	—	—	45,863	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	165,704,607	132,737,020	32,967,587	32,967,587	1,428	—

The Portfolio may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”) and State Street Institutional U.S. Government Money Market Fund — Premier Class (“U.S. Government Money Market Fund”), both series of State Street Institutional Investment Trust. The Liquid Reserves Fund and U.S. Government Money Market Fund are feeder funds in a

18	Notes to Financial Statements

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State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2015 master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio and the State Street U.S. Government Money Market Portfolio (“Master Portfolios”). The Liquid Reserves Fund and U.S. Government Money Market Fund do not pay an investment advisory fee to the Adviser, but the Master Portfolios in which they invest pay an investment advisory fee to the Adviser. The Liquid Reserves Fund and U.S. Government Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Portfolio from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statement of Operations.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Portfolio does not receive compensation from the Portfolio for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the Trust, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance as of the date of these financial statements. Trustees’ fees and expenses are allocated among the Trusts and funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per fund. The Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.

6.	Line of Credit

Effective October 15, 2015, certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. A Participant may borrow up to a maximum of 33% of its assets or a lower amount as may be set forth in the Portfolio’s prospectus. The Portfolio had no outstanding loans during the year ended December 31, 2015.

7.	In-Kind Redemptions

On August 11, 2014, the State Street Equity 500 Index Fund redeemed its interest in the Portfolio in connection with a transfer of net assets to the State Street Equity 500 Index II Portfolio, a series of State Street Institutional Investment Trust. The transfer consisted of five hundred and three (503) securities totaling $387,955,841 at market value and $2,852,336 in cash, and is disclosed in the Statement of Changes in Net Assets.

On October 30, 2015, five hundred and three (503) securities totaling $1,164,494,980 at market value and $25,409,596 in cash were transferred by way of an in-kind distribution of 41.53% of the net assets of the Portfolio and realized gains of $511,603,703. The transfer is disclosed on the Statement of Changes in Net Assets.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	19

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 26, 2016

20	Report of Independent Registered Public Accounting Firm

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — December 31, 2015 (Unaudited)

Expense Example

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2015 to December 31, 2015.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual Portfolio return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.  This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2015

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,004.78	$0.31
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized expense ratio for the six months ended December 31, 2015 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

Other Information	21

State Street Master Funds

State Street Equity 500 Index Portfolio

Shareholder Requests for Additional Information — December 31, 2015 (Unaudited)

Proxy Voting Policies and Procedures

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

22	Shareholder Requests for Additional Information

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information — December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	75	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	75	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

William L. Boyan State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	75	Former Trustee of Old Mutual South Africa Master Trust.

Trustees and Officers Information	23

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State Street Equity 500 Index Portfolio

Trustees and Officers Information, continued — December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
William L. Marshall State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; 2015 to present, Board Member, The Doylestown Health Foundation Board.	75	Marshall Financial Group, Inc.

Richard D. Shirk State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	75	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – Present); Chairman (January 2014 – Present).

Rina K. Spence State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009); Honorary Consul for Monaco in Boston (2015 – present).	75

24	Trustees and Officers Information

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information, continued — December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Bruce D. Taber State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	75

Douglas T. Williams State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	75
INTERESTED TRUSTEE(1)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	290	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

Trustees and Officers Information	25

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information, continued — December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).

Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2014 – present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – April 2014).

26	Trustees and Officers Information

State Street Master Funds

State Street Equity 500 Index Portfolio

Trustees and Officers Information, continued — December 31, 2015 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

Trevor Swanberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1979	Code of Ethics Compliance Officer	Term: Indefinite Elected: 8/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015 – Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011 – January 2015); Assistant Vice President, J.P. Morgan (September 2007 – December 2011).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 – present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 – 2009).

Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Vice President, Citi Fund Services Ohio, Inc. (2008 – 2013).

Trustees and Officers Information	27

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITEQAR IBG-18502

Semi-Annual Report

29 February 2016

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

(formerly SSGA Emerging Markets Fund)

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Semi-Annual Report

February 29, 2016

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSGA Dynamic Small Cap Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.3%
Consumer Discretionary - 14.5%
Abercrombie & Fitch Co. Class A (a)	5,242	$152,280
AMC Entertainment Holdings, Inc. Class A	536	12,880
Bloomin’ Brands, Inc. (a)	8,185	141,519
Boyd Gaming Corp. (a)(b)	6,306	109,220
Bright Horizons Family Solutions, Inc. (b)	2,243	142,139
Cato Corp. Class A	3,176	114,971
Cavco Industries, Inc. (b)	1,385	112,379
Children’s Place, Inc. (a)	2,050	139,687
Cooper Tire & Rubber Co.	3,718	146,117
Cooper-Standard Holding, Inc. (a)(b)	1,641	120,203
Cracker Barrel Old Country Store, Inc. (a)	1,095	162,115
Dave & Buster’s Entertainment, Inc. (b)	3,118	115,085
Denny’s Corp. (b)	11,309	116,822
DineEquity, Inc. (a)	1,434	131,168
Drew Industries, Inc.	1,389	83,604
Eldorado Resorts, Inc. (a)(b)	1,653	16,547
Entravision Communications Corp. Class A (a)	2,399	18,520
Ethan Allen Interiors, Inc.	4,170	118,970
Express, Inc. (a)(b)	6,770	116,647
Haverty Furniture Cos., Inc.	317	6,162
Helen of Troy, Ltd. (a)(b)	1,560	148,762
Iconix Brand Group, Inc. (a)(b)	2,910	25,317
International Speedway Corp. Class A	3,443	118,749
Isle of Capri Casinos, Inc. (b)	1,050	11,918
K12, Inc. (b)	2,060	20,167
Krispy Kreme Doughnuts, Inc. (b)	8,438	123,532
MarineMax, Inc. (b)	1,370	24,304
Metaldyne Performance Group, Inc.	2,808	40,098
Modine Manufacturing Co. (b)	2,612	24,762
National CineMedia, Inc.	7,670	114,666
New Media Investment Group, Inc.	6,749	105,487
Nutrisystem, Inc. (a)	3,353	68,234
Pier 1 Imports, Inc. (a)	5,023	24,814
Pinnacle Entertainment, Inc. (b)	3,940	113,905
Popeyes Louisiana Kitchen, Inc. (b)	2,068	112,685
Shoe Carnival, Inc.	659	15,533
Sinclair Broadcast Group, Inc. Class A (a)	4,832	149,164
Sonic Corp. (a)	4,167	122,385
Speedway Motorsports, Inc. (a)	901	16,416
Standard Motor Products, Inc.	3,168	95,388
Texas Roadhouse, Inc. (a)	1,643	68,530
Tower International, Inc.	3,858	82,793
Unifi, Inc. (b)	448	10,040
Universal Electronics, Inc. (b)	2,295	121,956
Vail Resorts, Inc. (a)	1,626	207,169
Vera Bradley, Inc. (b)	1,399	23,265
Vitamin Shoppe, Inc. (a)(b)	3,853	106,304

Security Description	Shares	Value
Wayfair, Inc. Class A (a)(b)	2,656		103,504
		$
Weight Watchers International, Inc. (a)(b)	1,782		20,974
ZAGG, Inc. (b)	1,985		20,684

			4,318,540

Consumer Staples - 2.0%
B&G Foods, Inc. (a)	1,879		64,995
Casey’s General Stores, Inc.	1,849		195,199
HRG Group, Inc. (a)(b)	3,397		39,541
Ingles Markets, Inc. Class A (a)	928		31,301
Medifast, Inc.	657		19,940
Omega Protein Corp. (a)(b)	1,982		47,072
Revlon, Inc. Class A (a)(b)	729		25,515
Sanderson Farms, Inc. (a)	1,591		145,195
Seaboard Corp. (b)	11		32,175

			600,933

Energy - 0.4%
Adams Resources & Energy, Inc.	168		5,497
Exterran Corp. (b)	1,680		22,915
Navios Maritime Acquisition Corp. (a)	5,241		8,910
Par Pacific Holdings, Inc. (b)	908		17,888
Renewable Energy Group, Inc. (a)(b)	2,786		20,310
REX American Resources Corp. (b)	386		19,493
TETRA Technologies, Inc. (b)	4,355		21,949

			116,962

Financials - 25.8%
Acadia Realty Trust REIT	3,967		131,109
AG Mortgage Investment Trust, Inc. REIT	1,465		18,063
Alexander’s, Inc. REIT	129		49,643
Altisource Portfolio Solutions SA (b)	750		20,070
Altisource Residential Corp. REIT	2,745		25,748
American Assets Trust, Inc. REIT	3,101		115,016
AMERISAFE, Inc.	2,425		124,887
AmTrust Financial Services, Inc. (a)	3,114		76,137
Apollo Commercial Real Estate Finance, Inc. REIT (a)	2,888		44,620
Apollo Residential Mortgage, Inc. REIT (a)	1,212		15,635
Argo Group International Holdings, Ltd.	2,854		159,053
Banco Latinoamericano de Comercio Exterior SA (a)	4,690		100,225
Banner Corp. (a)	2,100		83,391
BBCN Bancorp, Inc.	3,254		46,565
Berkshire Hills Bancorp, Inc.	3,151		81,359
BGC Partners, Inc. Class A (a)	17,786		153,671
Brookline Bancorp, Inc.	8,271		86,928
Calamos Asset Management, Inc. Class A (a)	962		8,148

See accompanying notes to financial statements.

Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Cardinal Financial Corp. (a)	3,357	$64,656
Central Pacific Financial Corp. (a)	1,582	31,529
Chemical Financial Corp.	2,347	79,399
Colony Capital, Inc. REIT Class A (a)	6,825	111,930
Eagle Bancorp, Inc. (a)(b)	2,871	131,607
Employers Holdings, Inc.	4,668	129,584
Enstar Group, Ltd. (a)(b)	338	53,421
EPR Properties REIT (a)	1,272	79,157
Equity One, Inc. REIT (a)	5,185	142,121
Evercore Partners, Inc. Class A	2,784	129,929
First American Financial Corp. (a)	5,904	218,625
First Citizens BancShares, Inc. Class A (a)	413	96,696
First Commonwealth Financial Corp. (a)	918	7,886
First Merchants Corp.	4,448	98,701
First Midwest Bancorp, Inc. (a)	7,473	124,799
First NBC Bank Holding Co. (b)	403	9,503
Franklin Street Properties Corp. REIT (a)	8,833	84,002
GEO Group, Inc. REIT	5,112	148,452
German American Bancorp, Inc. (a)	361	11,527
Great Western Bancorp, Inc.	4,582	112,763
Green Dot Corp. Class A (b)	6,238	128,877
Hanover Insurance Group Inc.	755	62,627
Hatteras Financial Corp. REIT	2,959	40,686
HCI Group, Inc. (a)	947	33,278
Healthcare Realty Trust, Inc. REIT	5,132	148,879
Heritage Insurance Holdings, Inc.	906	17,685
Hilltop Holdings, Inc. (b)	7,746	129,203
Horace Mann Educators Corp. (a)	1,562	48,125
Hudson Pacific Properties, Inc. REIT	3,004	76,602
Infinity Property & Casualty Corp.	1,090	81,488
Investors Bancorp, Inc. (a)	7,633	86,406
Kansas City Life Insurance Co. (a)	387	14,938
KCG Holdings, Inc. Class A (a)(b)	5,235	55,334
Lakeland Financial Corp.	737	31,477
Maiden Holdings, Ltd. (a)	8,546	102,296
MarketAxess Holdings, Inc. (a)	1,923	227,799
MBIA, Inc. (b)	17,645	121,045
National General Holdings Corp.	1,671	33,303
National Western Life Group, Inc. Class A (a)	226	48,502
Navigators Group, Inc. (b)	1,403	113,615
Nelnet, Inc. Class A (a)	3,319	124,794
New Residential Investment Corp. REIT	13,967	163,554
NorthStar Realty Europe Corp. REIT	703	6,861
Northwest Bancshares, Inc.	10,055	126,592
OM Asset Management PLC (a)	1,177	13,418
OneMain Holdings, Inc. (a)(b)	2,032	45,862
Oritani Financial Corp. (a)	4,956	83,856
PennyMac Mortgage Investment Trust REIT	9,926	130,626
Peoples Bancorp, Inc.	389	6,940

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	1,606	$74,470
Piper Jaffray Cos. (b)	636	26,935
Primerica, Inc. (a)	3,353	141,463
PrivateBancorp, Inc. (a)	4,725	162,351
Provident Financial Services, Inc.	3,700	68,783
PS Business Parks, Inc. REIT (a)	1,791	164,432
Pzena Investment Management, Inc. Class A	834	5,204
Redwood Trust, Inc. REIT	11,791	140,195
Resource Capital Corp. REIT (a)	2,054	22,779
S&T Bancorp, Inc. (a)	2,312	58,309
Safety Insurance Group, Inc.	1,688	93,363
Selective Insurance Group, Inc.	4,429	148,726
Simmons First National Corp. Class A (a)	969	39,913
State Auto Financial Corp. (a)	876	18,852
State Bank Financial Corp. (a)	3,336	62,450
Stewart Information Services Corp.	2,441	82,384
Sunstone Hotel Investors, Inc. REIT	1	13
Third Point Reinsurance, Ltd. (a)(b)	7,747	85,604
Tompkins Financial Corp. (a)	839	47,378
Towne Bank (a)	3,401	59,279
Union Bankshares Corp.	2,552	58,084
United Community Banks, Inc.	5,866	101,540
United Fire Group, Inc. (a)	2,203	88,825
Walker & Dunlop, Inc. (b)	5,042	116,571
West Bancorp, Inc. (a)	500	8,780
Westwood Holdings Group, Inc.	274	13,588
Wintrust Financial Corp. (a)	2,696	114,580
World Acceptance Corp. (a)(b)	1,446	53,112
WSFS Financial Corp.	3,428	103,868

		7,673,054

Health Care - 11.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,006	17,364
Acceleron Pharma, Inc. (a)(b)	251	6,360
Achillion Pharmaceuticals, Inc. (a)(b)	1,727	12,763
Acorda Therapeutics, Inc. (a)(b)	579	18,939
Aegerion Pharmaceuticals, Inc. (a)(b)	434	2,448
Agenus, Inc. (a)(b)	1,174	3,252
Air Methods Corp. (a)(b)	3,383	122,904
Akebia Therapeutics, Inc. (a)(b)	110	803
Alder Biopharmaceuticals, Inc. (a)(b)	156	2,962
Amedisys, Inc. (b)	3,357	123,336
Amicus Therapeutics, Inc. (a)(b)	1,326	8,168
AMN Healthcare Services, Inc. (a)(b)	5,170	146,983
Amsurg Corp. (a)(b)	2,365	160,938
Anacor Pharmaceuticals, Inc. (a)(b)	87	5,549
Arena Pharmaceuticals, Inc. (a)(b)	3,507	5,225
ARIAD Pharmaceuticals, Inc. (b)	1,672	9,129
Array BioPharma, Inc. (a)(b)	1,140	2,861
Asterias Biotherapeutics, Inc. (a)(b)	90	386
Atara Biotherapeutics, Inc. (a)(b)	131	2,154
BioCryst Pharmaceuticals, Inc. (b)	640	1,274
Cambrex Corp. (a)(b)	2,985	115,131

See accompanying notes to financial statements.

2	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Celldex Therapeutics, Inc. (a)(b)	1,373	$9,336
Cepheid (b)	930	27,602
Chemed Corp. (a)	1,318	169,363
Chimerix, Inc. (a)(b)	503	2,319
Clovis Oncology, Inc. (a)(b)	257	4,785
Coherus Biosciences, Inc. (a)(b)	214	3,037
CONMED Corp.	2,686	106,742
CTI BioPharma Corp. (a)(b)	1,926	1,044
CytRx Corp. (a)(b)	780	2,059
Dynavax Technologies Corp. (a)(b)	4,925	79,391
Eagle Pharmaceuticals, Inc. (a)(b)	58	3,677
Emergent BioSolutions, Inc. (a)(b)	2,226	75,306
Enanta Pharmaceuticals, Inc. (a)(b)	200	5,678
Epizyme, Inc. (b)	184	1,617
Esperion Therapeutics, Inc. (a)(b)	132	1,965
Exact Sciences Corp. (a)(b)	1,003	5,045
Exelixis, Inc. (a)(b)	1,287	4,685
FibroGen, Inc. (a)(b)	450	7,798
Five Prime Therapeutics, Inc. (a)(b)	3,229	105,169
Foundation Medicine, Inc. (b)	36	534
Galectin Therapeutics, Inc. (a)(b)	250	320
Galena Biopharma, Inc. (a)(b)	1,665	1,382
Geron Corp. (a)(b)	921	2,220
Haemonetics Corp. (a)(b)	3,114	99,897
Halozyme Therapeutics, Inc. (b)	1,183	9,618
Heron Therapeutics, Inc. (a)(b)	288	4,573
Heska Corp. (a)(b)	525	17,094
ICU Medical, Inc. (b)	914	83,997
ImmunoGen, Inc. (a)(b)	1,249	9,093
Immunomedics, Inc. (a)(b)	1,150	2,599
INC Research Holdings, Inc. Class A (b)	484	19,205
Inovio Pharmaceuticals, Inc. (a)(b)	1,187	7,478
Insmed, Inc. (a)(b)	673	8,231
Insys Therapeutics, Inc. (a)(b)	170	2,972
Intra-Cellular Therapies, Inc. (b)	207	5,821
Ironwood Pharmaceuticals, Inc. (a)(b)	1,304	12,584
Karyopharm Therapeutics, Inc. (a)(b)	182	1,074
Keryx Biopharmaceuticals, Inc. (a)(b)	1,251	5,029
Kite Pharma, Inc. (b)	321	14,355
Lexicon Pharmaceuticals, Inc. (a)(b)	466	4,352
Ligand Pharmaceuticals, Inc. (a)(b)	198	18,271
MacroGenics, Inc. (a)(b)	365	5,833
MannKind Corp. (a)(b)	2,490	2,565
Masimo Corp. (b)	2,077	78,594
Merit Medical Systems, Inc. (b)	5,804	109,173
Merrimack Pharmaceuticals, Inc. (a)(b)	979	5,668
MiMedx Group, Inc. (a)(b)	1,104	9,086
Momenta Pharmaceuticals, Inc. (b)	591	4,967
Myriad Genetics, Inc. (a)(b)	1,021	35,735
Natus Medical, Inc. (b)	3,933	142,847
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	2,180
Neurocrine Biosciences, Inc. (a)(b)	1,325	48,733

Security Description	Shares	Value
NewLink Genetics Corp. (a)(b)	213	$4,481
Northwest Biotherapeutics, Inc. (a)(b)	738	1,358
Novavax, Inc. (a)(b)	3,149	13,730
NuVasive, Inc. (b)	2,767	115,661
Omeros Corp. (a)(b)	190	1,927
OncoMed Pharmaceuticals, Inc. (b)	173	1,649
Oncothyreon, Inc. (a)(b)	1,039	1,029
Ophthotech Corp. (b)	240	10,810
Orexigen Therapeutics, Inc. (a)(b)	888	631
Organovo Holdings, Inc. (a)(b)	867	1,951
Orthofix International NV (b)	2,998	115,153
OvaScience, Inc. (a)(b)	176	977
Pacific Biosciences of California, Inc. (b)	4,727	39,187
Pacira Pharmaceuticals, Inc. (a)(b)	406	21,116
PAREXEL International Corp. (a)(b)	2,215	129,998
PDL BioPharma, Inc. (a)	1,628	4,900
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	976
PharMerica Corp. (b)	4,506	104,134
Phibro Animal Health Corp. Class A (a)	615	17,011
Portola Pharmaceuticals, Inc. (b)	142	4,000
PRA Health Sciences, Inc. (a)(b)	2,458	106,112
Prothena Corp. PLC (a)(b)	847	26,968
Providence Service Corp. (a)(b)	506	24,040
PTC Therapeutics, Inc. (a)(b)	405	3,232
Radius Health, Inc. (a)(b)	324	9,493
RadNet, Inc. (a)(b)	2,766	15,766
Raptor Pharmaceutical Corp. (a)(b)	835	2,889
Repligen Corp. (a)(b)	468	12,042
Retrophin, Inc. (a)(b)	376	5,350
Rigel Pharmaceuticals, Inc. (a)(b)	1,601	3,634
Sage Therapeutics, Inc. (b)	137	4,028
Sagent Pharmaceuticals, Inc. (b)	289	4,098
Sangamo BioSciences, Inc. (a)(b)	382	2,002
Sarepta Therapeutics, Inc. (a)(b)	3,783	51,865
Sorrento Therapeutics, Inc. (a)(b)	220	1,329
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	940	12,361
Supernus Pharmaceuticals, Inc. (b)	1,166	14,622
Surgical Care Affiliates, Inc. (b)	2,778	112,592
Synergy Pharmaceuticals, Inc. (a)(b)	727	2,268
Synta Pharmaceuticals Corp. (a)(b)	823	187
TESARO, Inc. (a)(b)	241	9,751
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,056	4,266
TG Therapeutics, Inc. (a)(b)	473	3,940
TherapeuticsMD, Inc. (a)(b)	15,065	92,047
Threshold Pharmaceuticals, Inc. (a)(b)	737	166
Triple-S Management Corp. Class B (a)(b)	1,156	30,310
Ultragenyx Pharmaceutical, Inc. (a)(b)	546	33,301
US Physical Therapy, Inc. (a)	541	27,423
Vanda Pharmaceuticals, Inc. (b)	705	5,534
Verastem, Inc. (a)(b)	294	329

See accompanying notes to financial statements.

Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Versartis, Inc. (a)(b)	98	$644
Xencor, Inc. (a)(b)	213	2,343
XOMA Corp. (a)(b)	1,737	1,320
ZIOPHARM Oncology, Inc. (a)(b)	1,373	10,792

		3,389,350

Industrials - 14.8%
AAR Corp.	5,691	121,161
ABM Industries, Inc. (a)	4,260	133,764
Actuant Corp. Class A (a)	5,594	130,956
Air Transport Services Group, Inc. (b)	3,445	39,790
AMERCO	246	84,331
American Woodmark Corp. (a)(b)	1,646	112,405
ArcBest Corp.	1,219	23,856
Argan, Inc.	1,487	47,985
Atlas Air Worldwide Holdings, Inc. (b)	3,142	113,772
Beacon Roofing Supply, Inc. (b)	3,387	122,271
Brady Corp. Class A	5,373	140,396
Briggs & Stratton Corp. (a)	5,682	120,856
Chart Industries, Inc. (b)	1,431	28,863
Comfort Systems USA, Inc.	5,168	144,962
Deluxe Corp.	1,446	83,015
EMCOR Group, Inc.	3,442	157,885
ESCO Technologies, Inc.	2,613	93,258
Federal Signal Corp. (a)	7,883	93,492
G&K Services, Inc. Class A	1,919	127,230
Gibraltar Industries, Inc. (b)	5,224	129,111
H&E Equipment Services, Inc. (a)	1,798	23,680
Harsco Corp.	3,898	14,773
Hawaiian Holdings, Inc. (a)(b)	3,647	156,894
HEICO Corp. (a)	2,176	125,142
Insperity, Inc.	2,508	119,105
JetBlue Airways Corp. (a)(b)	3,648	80,256
John Bean Technologies Corp.	1,410	74,166
Kadant, Inc. (a)	441	16,833
Kaman Corp. (a)	1,293	56,814
Korn/Ferry International	4,473	127,123
Lydall, Inc. (b)	953	27,589
Masonite International Corp. (b)	2,032	116,860
Matthews International Corp. Class A	1,116	52,865
Miller Industries, Inc. (a)	718	13,900
MYR Group, Inc. (b)	948	21,264
Navigant Consulting, Inc. (b)	6,388	96,970
On Assignment, Inc. (b)	3,457	114,116
PAM Transportation Services, Inc. (a)(b)	200	5,714
Patrick Industries, Inc. (b)	1,700	75,123
Quad/Graphics, Inc. (a)	1,065	13,483
Roadrunner Transportation Systems, Inc. (b)	1,782	20,778
RPX Corp. (b)	6,945	68,825
SkyWest, Inc. (a)	8,151	147,126
Standex International Corp.	1,528	107,617
TrueBlue, Inc. (b)	5,337	122,484
UniFirst Corp.	1,267	133,554

Security Description	Shares	Value
Universal Forest Products, Inc. (a)	2,100	$161,112
Wabash National Corp. (b)	9,593	112,526
Wesco Aircraft Holdings, Inc. (a)(b)	9,588	122,631

		4,378,682

Information Technology - 19.4%
ADTRAN, Inc.	6,183	115,684
Advanced Energy Industries, Inc. (b)	3,133	93,457
AVG Technologies NV (b)	6,573	125,807
Badger Meter, Inc. (a)	603	39,611
Bel Fuse, Inc. Class B	619	9,192
Blackbaud, Inc.	1,128	63,766
Blackhawk Network Holdings, Inc. (b)	3,825	129,438
CACI International, Inc. Class A (b)	581	56,136
CalAmp Corp. (a)(b)	6,488	118,601
Cimpress NV (a)(b)	1,856	163,662
Coherent, Inc. (b)	1,592	134,683
Comtech Telecommunications Corp.	626	12,864
Cornerstone OnDemand, Inc. (a)(b)	3,329	95,875
Cray, Inc. (a)(b)	3,937	166,968
CSG Systems International, Inc.	2,647	100,480
Ebix, Inc. (a)	3,732	138,196
Ellie Mae, Inc. (b)	1,880	158,164
EPAM Systems, Inc. (b)	1,648	112,690
ePlus, Inc. (a)(b)	683	51,287
Euronet Worldwide, Inc. (a)(b)	1,354	88,741
ExlService Holdings, Inc. (b)	3,287	154,785
Fair Isaac Corp.	1,844	183,515
GSI Group, Inc. (b)	1,655	21,300
HubSpot, Inc. (b)	2,244	93,485
II-VI, Inc. (b)	6,018	132,095
Infoblox, Inc. (a)(b)	7,435	115,094
Insight Enterprises, Inc. (a)(b)	3,465	90,437
Itron, Inc. (a)(b)	1,162	46,294
Ixia (b)	8,085	92,250
Manhattan Associates, Inc. (b)	1,926	106,431
ManTech International Corp. Class A	756	22,022
MaxLinear, Inc. Class A (b)	7,453	119,919
Mercury Systems, Inc. (a)(b)	4,846	79,184
MicroStrategy, Inc. Class A (a)(b)	794	127,747
MKS Instruments, Inc.	2,658	87,448
MoneyGram International, Inc. (b)	454	2,443
Multi-Fineline Electronix, Inc. (b)	673	15,190
NETGEAR, Inc. (b)	3,238	127,933
NIC, Inc.	4,412	77,607
PC Connection, Inc.	1,489	36,883
Pegasystems, Inc. (a)	2,421	58,951
Photronics, Inc. (b)	9,461	96,218
Progress Software Corp. (a)(b)	5,006	126,251
QLogic Corp. (b)	9,614	123,924
RealPage, Inc. (b)	3,341	66,987
RingCentral, Inc. Class A (b)	5,437	100,585
Sanmina Corp. (b)	6,385	131,531
ScanSource, Inc. (b)	3,177	118,788

See accompanying notes to financial statements.

4	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Science Applications International Corp.	3,256	$145,380
SS&C Technologies Holdings, Inc. (a)	1,327	77,351
Stamps.com, Inc. (b)	1,753	207,783
Sykes Enterprises, Inc. (b)	5,991	182,546
Syntel, Inc. (a)(b)	2,685	122,758
Take-Two Interactive Software, Inc. (a)(b)	4,554	163,898
TTM Technologies, Inc. (a)(b)	3,317	21,760
Veeco Instruments, Inc. (b)	3,372	62,551
Vishay Intertechnology, Inc. (a)	11,247	133,165
Web.com Group, Inc. (b)	6,223	112,947

		5,760,738

Materials - 4.4%
AEP Industries, Inc. (a)	207	16,293
Calgon Carbon Corp. (a)	7,030	98,561
Chase Corp. (a)	939	44,152
Clearwater Paper Corp. (b)	2,902	118,024
FutureFuel Corp.	1,286	16,487
Hawkins, Inc. (a)	442	14,135
Headwaters, Inc. (b)	7,695	135,586
Innospec, Inc.	2,479	107,589
Kaiser Aluminum Corp.	1,549	118,669
Koppers Holdings, Inc. (a)(b)	1,256	22,030
Neenah Paper, Inc.	2,125	128,690
PH Glatfelter Co.	6,317	116,043
Schweitzer-Mauduit International, Inc.	2,988	90,297
Stepan Co.	1,715	85,201
Trinseo SA (b)	650	19,376
US Concrete, Inc. (a)(b)	516	27,735
Worthington Industries, Inc. (a)	4,226	131,471

		1,290,339

Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	1,576	113,378
Cincinnati Bell, Inc. (b)	24,915	86,206
Inteliquent, Inc. (a)	1,366	23,249
Iridium Communications, Inc. (a)(b)	15,380	106,583

		329,416

Utilities - 3.5%
American States Water Co. (a)	3,818	161,921
Chesapeake Utilities Corp. (a)	1,022	63,671
New Jersey Resources Corp. (a)	5,616	194,426
ONE Gas, Inc. (a)	1,948	112,945
Ormat Technologies, Inc. (a)	3,328	126,997
Portland General Electric Co. (a)	2,009	76,443
Southwest Gas Corp.	1,309	79,849
Talen Energy Corp. (b)	3,901	24,810
WGL Holdings, Inc. (a)	2,902	197,887

		1,038,949

Total Common Stocks (cost $28,397,157)		28,896,963

Security Description	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (b)(c) (cost $0)	224	$—

Warrant - 0.0% (d)
Health Care - 0.0% (d)
BIOTIME, Inc. (expiring 10/01/18) (a)(b) (cost $109)	110	61

Short-Term Investments - 23.1%
SSGA U.S. Government Money Market Fund 0.00% (e)(f)(g)	572,870	572,870
State Street Navigator Securities Lending Prime Portfolio (e)(h)	6,271,989	6,271,989

Total Short-Term Investments (cost $6,844,859)		6,844,859

Total Investments - 120.4% (cost $35,242,125)		35,741,883

Liabilities in Excess of Other Assets - (20.4)%		(6,052,571)

Net Assets - 100.0%		$29,689,312

(a)	All or a portion of the shares of the security are on loan at February 29, 2016.
(b)	Non-income producing security
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security valued is determined based on Level 3 inputs. As of February 29, 2016, total aggregate fair value of security is $0, representing 0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(f)	All or part of this security has been designated as collateral for futures contracts.
(g)	The rate shown is the annualized seven-day yield at February 29, 2016.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Dynamic Small Cap Fund	5

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

At February 29, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures (long)	03/18/2016	3	$309,510	$(1,326)

During the period ended February 29, 2016, average notional value related to futures contracts was $329,288 or 1.1% of net assets.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,318,540	$—	$—		$4,318,540
Consumer Staples	600,933	—	—		600,933
Energy	116,962	—	—		116,962
Financials	7,673,054	—	—		7,673,054
Health Care	3,389,350	—	—		3,389,350
Industrials	4,378,682	—	—		4,378,682
Information Technology	5,760,738	—	—		5,760,738
Materials	1,290,339	—	—		1,290,339
Telecommunication Services	329,416	—	—		329,416
Utilities	1,038,949	—	—		1,038,949
Rights
Health Care	—	—	0	*	—
Warrant
Health Care	61	—	—		61
Short-Term Investments	6,844,859	—	—		6,844,859

Total Investments	$35,741,883	$—	$0		$35,741,883

Liabilities:

Other Financial Instruments:
Futures Contracts**	$(1,326)	$—	$—		$(1,326)

Total Investments and Other Financial Instruments	$35,740,557	$—	$0		$35,740,557

*	Fund held a level 3 security that was valued at $0 at February 29, 2016.
**	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

6	Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.8%
Diversified REITS - 1.8%
Duke Realty Corp. REIT (a)	37,108	$767,394

Health Care REITS - 8.2%
Healthcare Realty Trust, Inc. REIT	20,226	586,756
Ventas, Inc. REIT	3,900	217,113
Welltower, Inc. REIT	40,895	2,608,283

		3,412,152

Hotel & Resort REITS - 6.0%
DiamondRock Hospitality Co. REIT	32,100	285,690
Host Hotels & Resorts, Inc. REIT	70,852	1,084,744
Pebblebrook Hotel Trust REIT	16,900	459,004
Sunstone Hotel Investors, Inc. REIT	53,076	684,681

		2,514,119

Industrial REITS - 5.9%
DCT Industrial Trust, Inc. REIT	17,175	621,563
Prologis, Inc. REIT	47,224	1,816,235

		2,437,798

Office REITS - 16.3%
Alexandria Real Estate Equities, Inc. REIT	11,100	878,676
Boston Properties, Inc. REIT	10,855	1,238,990
Douglas Emmett, Inc. REIT	14,523	389,797
Highwoods Properties, Inc. REIT	10,300	448,565
Kilroy Realty Corp. REIT	15,600	846,612
Paramount Group, Inc. REIT	22,500	340,200
SL Green Realty Corp. REIT	14,898	1,313,705
Vornado Realty Trust REIT	15,338	1,324,590

		6,781,135

Residential REITS - 22.1%
AvalonBay Communities, Inc. REIT	13,008	2,232,693
Equity Residential REIT	43,239	3,220,873
Essex Property Trust, Inc. REIT	7,037	1,472,703
Post Properties, Inc. REIT	8,300	462,559
Sun Communities, Inc. REIT	8,200	553,746
UDR, Inc. REIT (a)	36,562	1,255,174

		9,197,748

Retail REITS - 26.3%
DDR Corp. REIT (a)	49,800	833,154
General Growth Properties, Inc. REIT	75,500	2,077,760
Kimco Realty Corp. REIT	54,029	1,445,276
Kite Realty Group Trust REIT	15,900	428,028
Pennsylvania Real Estate Investment Trust REIT (a)	14,800	283,568
Ramco-Gershenson Properties Trust REIT (a)	22,800	383,040
Regency Centers Corp. REIT	11,800	832,844
Simon Property Group, Inc. REIT	24,725	4,691,074

		10,974,744

Security Description	Shares	Value
Specialized REITS - 13.2%
CubeSmart REIT	32,400	$968,760
Digital Realty Trust, Inc. REIT	14,722	1,164,069
Public Storage REIT	11,941	2,979,160
QTS Realty Trust, Inc. REIT Class A	8,213	365,643

		5,477,632

Total Common Stocks (cost $31,449,215)		41,562,722

Short-Term Investments - 3.7%
SSGA Prime Money Market Fund 0.37% (b)(c)	162,135	162,135
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,394,188	1,394,188

Total Short-Term Investments (cost $1,556,323)		1,556,323

Total Investments - 103.5% (cost $33,005,538)		43,119,045

Liabilities in Excess of Other Assets - (3.5)%		(1,470,168)

Net Assets - 100.0%		$41,648,877

(a)	All or a portion of the shares of this security are on loan.
(b)	The rate shown is the annualized seven-day yield at February 29, 2016.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(d)	Investment of cash collateral for securities loaned.

Abbreviation:

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Clarion Real Estate Fund	7

SSGA Clarion Real Estate Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks
Diversified REITS	$767,394	$—	$—	$767,394
Health Care REITS	3,412,152	—	—	3,412,152
Hotel & Resort REITS	2,514,119	—	—	2,514,119
Industrial REITS	2,437,798	—	—	2,437,798
Office REITS	6,781,135	—	—	6,781,135
Residential REITS	9,197,748	—	—	9,197,748
Retail REITS	10,974,744	—	—	10,974,744
Specialized REITS	5,477,632	—	—	5,477,632
Short-Term Investments	1,556,323	—	—	1,556,323

Total Investments	$43,119,045	$—	$—	$43,119,045

See accompanying notes to financial statements.

8	Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.9%
Consumer Discretionary - 13.3%
1-800-Flowers.com, Inc. Class A (a)	1,087	$8,490
American Axle & Manufacturing Holdings, Inc. (a)	486	7,105
American Eagle Outfitters, Inc.	10,024	152,966
Big Lots, Inc.	1,347	54,486
Bloomin’ Brands, Inc.	9,730	168,232
Bob Evans Farms, Inc.	3,528	151,387
Boot Barn Holdings, Inc. (a)	888	9,022
Bravo Brio Restaurant Group, Inc. (a)	2,085	16,284
Burlington Stores, Inc. (a)	3,606	202,152
Caleres, Inc.	5,566	157,740
Capella Education Co.	392	18,126
Carmike Cinemas, Inc. (a)	289	6,341
Carrols Restaurant Group, Inc. (a)	7,152	94,907
Cato Corp. Class A	3,267	118,265
Cheesecake Factory Inc.	122	6,088
Chico’s FAS, Inc.	7,259	92,625
Citi Trends, Inc.	201	3,717
Collectors Universe, Inc.	253	4,035
Cooper Tire & Rubber Co.	3,881	152,523
Culp, Inc.	1,202	30,627
Dana Holding Corp.	8,088	100,615
Dave & Buster’s Entertainment, Inc. (a)	455	16,794
Denny’s Corp. (a)	8,177	84,468
Destination XL Group, Inc. (a)	1,627	7,240
Diamond Resorts International, Inc. (a)	293	6,384
Express, Inc. (a)	5,461	94,093
Genesco, Inc. (a)	66	4,355
Gerber Scientific, Inc. (a)(b)	600	—
Global Eagle Entertainment, Inc. (a)	384	3,452
Grand Canyon Education, Inc. (a)	1,346	52,467
Gray Television, Inc. (a)	9,877	113,981
Guess?, Inc.	383	8,177
Harte-Hanks, Inc.	9,215	28,474
Haverty Furniture Cos., Inc.	2,428	47,200
Helen of Troy, Ltd. (a)	1,831	174,604
HSN, Inc.	291	15,449
Intrawest Resorts Holdings, Inc. (a)	3,768	32,216
Jack in the Box, Inc.	896	61,600
Johnson Outdoors, Inc. Class A	194	4,254
K12, Inc. (a)	6,717	65,759
La Quinta Holdings, Inc. (a)	7,921	86,022
La-Z-Boy, Inc.	6,048	147,269
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,098	124,338
Malibu Boats, Inc. Class A (a)	7,402	114,361
Marcus Corp	2,289	42,759
Modine Manufacturing Co. (a)	2,866	27,170
Monarch Casino & Resort, Inc. (a)	1,600	32,192
Movado Group, Inc.	256	7,478
National CineMedia, Inc.	9,524	142,384

Security Description	Shares	Value
Nautilus, Inc. (a)	247	$4,172
New Media Investment Group, Inc.	213	3,329
New York Times Co Class A	12,343	155,152
Nutrisystem, Inc.	877	17,847
Oxford Industries, Inc.	570	41,399
Papa John’s International, Inc.	71	4,129
Pinnacle Entertainment, Inc. (a)	113	3,267
Reading International, Inc. Class A (a)	606	6,096
Regis Corp. (a)	2,557	36,642
Ruth’s Hospitality Group, Inc.	8,400	147,588
Shoe Carnival, Inc.	2,236	52,703
Smith & Wesson Holding Corp. (a)	304	7,709
Stoneridge, Inc. (a)	4,962	59,743
Tenneco, Inc. (a)	66	3,004
Tilly’s, Inc. Class A (a)	6,388	45,930
Tower International, Inc.	4,866	104,424
TRI Pointe Group, Inc. (a)	2,235	23,043
Wayfair, Inc. Class A (a)	707	27,552
Wolverine World Wide, Inc.	3,911	74,035

		3,918,437

Consumer Staples - 3.7%
Cal-Maine Foods, Inc.	2,253	120,265
Dean Foods Co.	7,828	151,002
Fresh Del Monte Produce, Inc.	3,239	129,916
Fresh Market Inc (a)	187	4,314
Lancaster Colony Corp.	196	19,947
Medifast, Inc.	2,312	70,169
Natural Health Trends Corp.	477	14,868
Nutraceutical International Corp. (a)	1,598	39,215
Omega Protein Corp. (a)	1,015	24,106
Post Holdings, Inc. (a)	692	48,067
Sanderson Farms, Inc.	561	51,197
Seaboard Corp. (a)	12	35,100
SpartanNash Co.	5,915	162,367
SUPERVALU, Inc. (a)	27,530	140,678
TreeHouse Foods, Inc. (a)	235	19,839
Village Super Market, Inc. Class A	198	5,249
Weis Markets, Inc.	944	39,299

		1,075,598

Energy - 2.6%
Adams Resources & Energy, Inc.	542	17,734
Alon USA Energy, Inc.	7,482	73,773
Archrock, Inc.	489	1,951
Basic Energy Services, Inc. (a)	1,112	1,946
Callon Petroleum Co. (a)	2,309	14,731
DHT Holdings, Inc.	12,057	70,292
Energy XXI, Ltd.	4,342	1,616
Exterran Corp. (a)	244	3,328
Forum Energy Technologies, Inc. (a)	8,138	95,703
Frontline, Ltd.	583	5,160
Gastar Exploration, Inc. (a)	3,380	2,332
Matrix Service Co. (a)	2,988	54,949

See accompanying notes to financial statements.

Enhanced Small Cap Fund	9

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

McDermott International, Inc. (a)	664	$2,191
Navios Maritime Acquisition Corp.	22,632	38,474
Newpark Resources, Inc. (a)	730	2,723
North Atlantic Drilling, Ltd. (a)	1,275	2,219
Northern Oil and Gas, Inc. (a)	2,951	9,856
Oasis Petroleum, Inc. (a)	4,885	26,330
Oil States International, Inc. (a)	1,731	45,196
Par Pacific Holdings, Inc. (a)	2,304	45,389
Parker Drilling Co. (a)	17,507	27,311
Pioneer Energy Services Corp. (a)	16,788	23,000
SemGroup Corp. Class A	1,716	32,604
TETRA Technologies, Inc. (a)	12,919	65,112
Tidewater, Inc.	4,778	27,474
W&T Offshore, Inc. (a)	1,045	1,902
Western Refining, Inc.	3,007	80,197

		773,493

Financials - 24.9%
AG Mortgage Investment Trust, Inc. REIT	2,735	33,723
Agree Realty Corp. REIT	112	4,150
Alexander’s, Inc. REIT	15	5,772
Altisource Asset Management Corp. (a)	785	13,345
Altisource Portfolio Solutions SA (a)	1,799	48,141
Altisource Residential Corp. REIT	300	2,814
American Assets Trust, Inc. REIT	2,496	92,577
American Capital Mortgage Investment Corp. REIT	3,537	48,881
AMERISAFE, Inc.	1,653	85,129
Anworth Mortgage Asset Corp. REIT	29,895	140,506
Apollo Commercial Real Estate Finance, Inc. REIT	8,905	137,582
Apollo Residential Mortgage, Inc. REIT	11,381	146,815
Ares Commercial Real Estate Corp. REIT	9,107	88,793
Argo Group International Holdings, Ltd.	1,836	102,320
Armada Hoffler Properties, Inc. REIT	7,048	74,920
ARMOUR Residential REIT, Inc.	6,939	133,576
Banc of California, Inc.	584	8,953
Berkshire Hills Bancorp, Inc.	5,502	142,062
BGC Partners, Inc. Class A	17,926	154,881
Brookline Bancorp, Inc.	12,113	127,308
Capital City Bank Group, Inc.	208	2,995
Capitol Federal Financial, Inc.	12,974	163,083
Capstead Mortgage Corp. REIT	11,932	115,860
CatchMark Timber Trust, Inc. Class A REIT	363	3,866
Cathay General Bancorp	2,406	64,216
CenterState Banks, Inc.	6,387	89,418
Central Pacific Financial Corp.	1,386	27,623
Chatham Lodging Trust REIT	337	6,760
Chemical Financial Corp.	4,515	152,742

Security Description	Shares	Value
CNO Financial Group, Inc.	10,794	$188,139
Columbia Banking System, Inc.	118	3,402
ConnectOne Bancorp, Inc.	178	2,745
Cousins Properties, Inc. REIT	7,019	60,785
Cowen Group, Inc. Class A (a)	794	2,692
CU Bancorp (a)	124	2,713
CubeSmart REIT	358	10,704
CyrusOne, Inc. REIT	743	29,453
CYS Investments, Inc. REIT	18,483	144,907
DCT Industrial Trust, Inc. REIT	101	3,655
DiamondRock Hospitality Co. REIT	765	6,808
Dynex Capital, Inc. REIT	888	5,639
EMC Insurance Group, Inc.	498	11,992
Enova International, Inc. (a)	579	3,347
Equity One, Inc. REIT	1,062	29,109
Essent Group, Ltd. (a)	7,436	143,143
EverBank Financial Corp.	223	2,903
Federated National Holding Co.	174	4,159
Fidelity & Guaranty Life	129	3,195
Fidelity Southern Corp.	207	3,103
Fifth Street Asset Management, Inc.	793	2,530
First American Financial Corp.	130	4,814
First Bancorp/Southern Pines	1,404	25,960
First Busey Corp.	895	16,960
First Business Financial Services, Inc.	468	9,879
First Commonwealth Financial Corp.	15,515	133,274
First Financial Bancorp	3,409	57,169
First Midwest Bancorp, Inc.	9,066	151,402
First NBC Bank Holding Co. (a)	3,978	93,801
FirstMerit Corp.	6,066	119,076
FNB Corp.	5,557	68,240
Franklin Financial Network, Inc. (a)	692	19,009
Fulton Financial Corp.	13,457	169,693
GAIN Capital Holdings, Inc.	3,501	25,312
GEO Group, Inc. REIT	132	3,833
Gramercy Property Trust REIT	544	4,107
Great Southern Bancorp, Inc.	471	17,695
Great Western Bancorp, Inc.	5,753	141,581
Hallmark Financial Services, Inc. (a)	573	5,719
Hancock Holding Co.	380	8,767
Hanmi Financial Corp.	148	3,083
Hatteras Financial Corp. REIT	10,709	147,249
Heartland Financial USA, Inc.	776	22,814
Heritage Financial Corp.	758	13,220
Heritage Insurance Holdings, Inc.	2,051	40,036
Heritage Oaks Bancorp	485	3,521
HFF, Inc. Class A	4,505	112,760
Hilltop Holdings, Inc. (a)	8,959	149,436
Home BancShares, Inc.	74	2,924
HomeStreet, Inc. (a)	2,183	43,595
HomeTrust Bancshares, Inc. (a)	275	4,843
Horace Mann Educators Corp.	1,922	59,217
Horizon Bancorp	183	4,429
Hudson Pacific Properties, Inc. REIT	175	4,463
IBERIABANK Corp.	1,116	53,211

See accompanying notes to financial statements.

10	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Independent Bank Corp.	349	$5,141
International Bancshares Corp.	460	10,373
Invesco Mortgage Capital, Inc. REIT	13,145	148,670
Investors Bancorp, Inc.	267	3,022
James River Group Holdings, Ltd.	1,309	38,262
KCG Holdings, Inc. Class A (a)	2,514	26,573
Kemper Corp.	105	2,822
Kite Realty Group Trust REIT	6,438	173,311
Ladder Capital Corp. REIT	319	3,298
Ladenburg Thalmann Financial Services, Inc. (a)	7,210	16,799
Lakeland Bancorp, Inc.	1,038	10,380
Mack-Cali Realty Corp. REIT	1,900	37,810
Maiden Holdings, Ltd.	10,251	122,704
MainSource Financial Group, Inc.	1,764	36,515
Marcus & Millichap, Inc. (a)	672	14,979
MB Financial, Inc.	1,121	34,213
Medical Properties Trust, Inc. REIT	8,283	95,834
Mercantile Bank Corp.	424	9,570
Meta Financial Group, Inc.	1,583	65,520
MGIC Investment Corp. (a)	1,682	11,505
MidWestOne Financial Group, Inc.	240	6,254
National Bank Holdings Corp. Class A	148	2,862
National General Holdings Corp.	1,470	29,297
Navigators Group, Inc. (a)	62	5,021
Nelnet, Inc. Class A	152	5,715
New Residential Investment Corp. REIT	15,774	184,714
New York Mortgage Trust, Inc. REIT	764	3,194
New York REIT, Inc.	8,094	77,702
Old National Bancorp	1,341	14,966
OM Asset Management PLC	10,689	121,855
Oritani Financial Corp.	538	9,103
Pacific Premier Bancorp, Inc. (a)	450	9,247
Parkway Properties, Inc. REIT	559	7,485
PennyMac Financial Services, Inc. Class A (a)	1,709	21,209
PennyMac Mortgage Investment Trust REIT	9,026	118,782
PHH Corp. (a)	4,396	39,872
Piper Jaffray Cos. (a)	258	10,926
Preferred Bank	1,753	50,048
Primerica, Inc.	384	16,201
Prosperity Bancshares, Inc.	66	2,670
Provident Financial Services, Inc.	703	13,069
QCR Holdings, Inc.	280	6,278
RLJ Lodging Trust REIT	2,243	47,036
RMR Group, Inc. Class A (a)	653	14,732
Saul Centers, Inc. REIT	894	43,788
Select Income REIT	253	5,217
Selective Insurance Group, Inc.	181	6,078
Silver Bay Realty Trust Corp. REIT	8,791	120,876
Simmons First National Corp. Class A	862	35,506
Southwest Bancorp, Inc.	2,187	33,133
STAG Industrial, Inc. REIT	190	3,336

Security Description	Shares	Value
Sterling Bancorp	190	$2,738
Stewart Information Services Corp.	159	5,366
Stonegate Bank	99	2,842
Suffolk Bancorp	110	2,665
Summit Hotel Properties, Inc. REIT	647	6,994
Sunstone Hotel Investors, Inc. REIT	12,401	159,973
Third Point Reinsurance, Ltd. (a)	638	7,050
TriCo Bancshares	193	4,786
Triumph Bancorp, Inc. (a)	565	7,724
Umpqua Holdings Corp.	12,112	182,164
Union Bankshares Corp.	2,419	55,056
United Community Banks, Inc.	496	8,586
United Community Financial Corp.	2,682	15,824
United Financial Bancorp, Inc.	4,840	56,047
United Fire Group, Inc.	250	10,080
United Insurance Holdings Corp.	417	8,136
Universal Health Realty Income Trust REIT	71	3,681
Universal Insurance Holdings, Inc.	2,876	56,140
Webster Financial Corp.	1,143	38,416
Western Alliance Bancorp (a)	4,059	120,633
Westwood Holdings Group, Inc.	323	16,018
WisdomTree Investments, Inc.	1,311	15,535

		7,344,953

Health Care - 13.0%
Abiomed, Inc. (a)	185	14,802
ACADIA Pharmaceuticals, Inc. (a)	3,660	63,172
Aduro Biotech, Inc. (a)	2,321	33,794
Advaxis, Inc. (a)	414	2,260
Aerie Pharmaceuticals, Inc. (a)	1,594	26,843
Alder Biopharmaceuticals, Inc. (a)	118	2,241
Alliance HealthCare Services, Inc. (a)	1,108	7,922
Amsurg Corp. (a)	77	5,240
Anacor Pharmaceuticals, Inc. (a)	384	24,492
Anika Therapeutics, Inc. (a)	126	5,686
Antares Pharma, Inc. (a)	2,658	2,552
Anthera Pharmaceuticals, Inc. (a)	866	2,624
Applied Genetic Technologies Corp. (a)	4,190	55,601
Arena Pharmaceuticals, Inc. (a)	39,373	58,666
ARIAD Pharmaceuticals, Inc. (a)	15,323	83,664
Array BioPharma, Inc. (a)	6,618	16,611
Atrion Corp.	25	9,394
Axovant Sciences, Ltd. (a)	1,096	13,821
BioCryst Pharmaceuticals, Inc. (a)	5,352	10,650
BioSpecifics Technologies Corp. (a)	383	13,597
BioTelemetry, Inc. (a)	757	9,129
Cambrex Corp. (a)	1,836	70,815
Cantel Medical Corp.	669	42,568
Cara Therapeutics, Inc. (a)	1,466	7,213
Catalent, Inc. (a)	2,564	62,228
Catalyst Pharmaceuticals, Inc. (a)	11,056	11,609
Celldex Therapeutics, Inc. (a)	1,419	9,649
Cempra, Inc. (a)	2,410	40,560

See accompanying notes to financial statements.

Enhanced Small Cap Fund	11

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Cepheid (a)	94	$2,790
Civitas Solutions, Inc. (a)	2,973	54,971
Collegium Pharmaceutical, Inc. (a)	433	7,552
CONMED Corp.	127	5,047
Corium International, Inc. (a)	714	3,270
CorVel Corp. (a)	121	5,020
Cross Country Healthcare, Inc. (a)	686	8,513
Cynosure, Inc. Class A (a)	1,657	67,390
Depomed, Inc. (a)	173	2,643
Emergent BioSolutions, Inc. (a)	3,990	134,982
Enanta Pharmaceuticals, Inc. (a)	2,130	60,471
Ensign Group Inc	716	14,685
Esperion Therapeutics, Inc. (a)	664	9,887
Exelixis, Inc. (a)	4,244	15,448
Five Star Quality Care, Inc. (a)	8,826	20,918
GenMark Diagnostics, Inc. (a)	1,075	5,321
Geron Corp. (a)	4,470	10,773
Globus Medical, Inc. Class A (a)	198	4,811
Greatbatch, Inc. (a)	667	25,213
Halozyme Therapeutics, Inc. (a)	311	2,528
HealthSouth Corp.	5,489	193,377
Heron Therapeutics, Inc. (a)	220	3,494
HMS Holdings Corp. (a)	1,201	15,817
ICU Medical, Inc. (a)	483	44,388
Immune Design Corp. (a)	2,006	20,080
ImmunoGen, Inc. (a)	541	3,938
INC Research Holdings, Inc. Class A (a)	3,159	125,349
Infinity Pharmaceuticals, Inc. (a)	4,041	23,357
Insys Therapeutics, Inc. (a)	277	4,842
Integra LifeSciences Holdings Corp. (a)	72	4,418
Intra-Cellular Therapies, Inc. (a)	384	10,798
K2M Group Holdings, Inc. (a)	1,989	23,550
Lannett Co., Inc. (a)	740	18,618
Lantheus Holdings, Inc. (a)	1,082	2,294
LeMaitre Vascular, Inc.	8,021	118,149
Lion Biotechnologies, Inc. (a)	856	4,776
LivaNova PLC (a)	578	32,622
MacroGenics, Inc. (a)	136	2,173
Magellan Health, Inc. (a)	2,641	166,343
Merit Medical Systems, Inc. (a)	6,937	130,485
Molina Healthcare, Inc. (a)	92	5,708
Myriad Genetics, Inc. (a)	1,474	51,590
Natus Medical, Inc. (a)	327	11,877
Nektar Therapeutics (a)	4,467	49,896
Neurocrine Biosciences, Inc. (a)(c)	4,106	151,019
NewLink Genetics Corp. (a)	3,874	81,509
Nobilis Health Corp. (a)	2,224	6,338
Novavax, Inc. (a)	2,687	11,715
NuVasive, Inc. (a)	2,590	108,262
Ocular Therapeutix, Inc. (a)	577	4,541
Omnicell, Inc. (a)	2,461	67,358
Oncothyreon, Inc. (a)	17,540	17,366
Ophthotech Corp. (a)	65	2,928

Security Description	Shares	Value
OraSure Technologies, Inc. (a)	6,845	$45,930
OvaScience, Inc. (a)	1,336	7,415
Owens & Minor, Inc.	4,409	173,759
Pacira Pharmaceuticals, Inc. (a)	718	37,343
PDL BioPharma, Inc.	34,272	103,159
PharMerica Corp. (a)	3,350	77,418
Prothena Corp. PLC (a)	1,761	56,070
Radius Health, Inc. (a)	67	1,963
RadNet, Inc. (a)	7,785	44,375
Raptor Pharmaceutical Corp. (a)	2,395	8,287
Regulus Therapeutics, Inc. (a)	1,624	10,670
Repligen Corp. (a)	130	3,345
Retrophin, Inc. (a)	5,323	75,746
Rigel Pharmaceuticals, Inc. (a)	2,512	5,702
RTI Surgical, Inc. (a)	1,084	3,794
SciClone Pharmaceuticals, Inc. (a)	3,435	34,075
Stemline Therapeutics, Inc. (a)	1,313	6,316
STERIS PLC	666	42,837
Sucampo Pharmaceuticals, Inc. Class A (a)	1,777	23,368
Surgical Care Affiliates, Inc. (a)	438	17,752
SurModics, Inc. (a)	981	18,305
Synergy Pharmaceuticals, Inc. (a)	3,068	9,572
Teligent, Inc. (a)	5,121	29,958
Tetraphase Pharmaceuticals, Inc. (a)	2,936	11,861
Triple-S Management Corp. Class B (a)	284	7,446
Ultragenyx Pharmaceutical, Inc. (a)	250	15,248
US Physical Therapy, Inc.	83	4,207
Utah Medical Products, Inc.	307	18,190
Vocera Communications, Inc. (a)	590	8,172
vTv Therapeutics, Inc. Class A (a)	558	3,186
WellCare Health Plans, Inc. (a)	46	4,134
West Pharmaceutical Services, Inc.	2,397	148,662
XenoPort, Inc. (a)	576	2,575
Zafgen, Inc. (a)	2,712	16,977
Zeltiq Aesthetics, Inc. (a)	1,718	39,566
ZIOPHARM Oncology, Inc. (a)	2,916	22,920

		3,828,914

Industrials - 12.5%
ABM Industries, Inc.	1,642	51,559
ACCO Brands Corp. (a)	18,969	138,663
Aegion Corp. (a)	4,897	88,685
Aerojet Rocketdyne Holdings, Inc. (a)	377	5,855
Air Transport Services Group, Inc. (a)	4,844	55,948
Allied Motion Technologies, Inc.	2,600	47,996
American Woodmark Corp. (a)	1,011	69,041
ARC Document Solutions, Inc. (a)	810	2,835
ArcBest Corp.	792	15,499
Astronics Corp. (a)	3,179	101,124
AZZ, Inc.	147	7,424
Barnes Group, Inc.	3,235	110,993
Beacon Roofing Supply, Inc. (a)	982	35,450
Comfort Systems USA, Inc.	2,982	83,645

See accompanying notes to financial statements.

12	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Continental Building Products, Inc. (a)	7,468	$126,060
Covenant Transportation Group, Inc. Class A (a)	291	6,449
Cubic Corp.	1,213	42,625
Curtiss-Wright Corp.	2,672	188,617
DXP Enterprises, Inc. (a)	153	2,079
EMCOR Group, Inc. (c)	3,967	181,966
Ennis, Inc.	5,119	101,049
Federal Signal Corp.	9,908	117,509
FreightCar America, Inc.	2,674	39,762
General Cable Corp.	2,194	18,846
Gibraltar Industries, Inc. (a)	2,605	64,383
Global Brass & Copper Holdings, Inc.	5,104	112,492
H&E Equipment Services, Inc.	481	6,335
Herman Miller, Inc.	5,438	141,877
Hub Group, Inc. Class A (a)	3,764	138,967
Hurco Cos., Inc.	316	8,200
Huron Consulting Group, Inc. (a)	1,265	70,233
Insteel Industries, Inc.	1,248	32,673
Interface, Inc.	7,050	112,095
Kadant, Inc.	889	33,933
Kaman Corp.	275	12,084
Kforce, Inc.	733	11,684
Knight Transportation, Inc.	247	5,985
Knoll, Inc.	152	2,903
Lydall, Inc. (a)	2,983	86,358
Marten Transport, Ltd.	2,082	34,145
Matson, Inc.	1,655	66,349
Meritor, Inc. (a)	2,425	18,018
Mistras Group, Inc. (a)	2,972	63,779
Moog, Inc. Class A (a)	165	7,125
MRC Global, Inc. (a)	5,726	68,425
Mueller Industries, Inc.	5,510	144,472
Mueller Water Products, Inc. Class A	1,302	11,210
Navigant Consulting, Inc. (a)	722	10,960
Neff Corp. Class A (a)	1,161	5,654
PAM Transportation Services, Inc. (a)	3,227	92,195
Resources Connection, Inc.	9,344	129,601
RPX Corp. (a)	9,723	96,355
SP Plus Corp. (a)	1,261	31,487
Steelcase, Inc. Class A	435	5,433
TRC Cos., Inc. (a)	1,044	6,943
TriNet Group, Inc. (a)	2,657	34,780
TrueBlue, Inc. (a)	2,323	53,313
Universal Forest Products, Inc.	1,494	114,620
USA Truck, Inc. (a)	1,230	19,409
Viad Corp.	1,803	51,133
Wabash National Corp. (a)	634	7,437
WageWorks, Inc. (a)	98	4,721
Werner Enterprises, Inc.	3,344	88,783
West Corp.	412	9,179
YRC Worldwide, Inc. (a)	2,443	19,666

		3,675,073

Security Description	Shares	Value
Information Technology - 18.2%
ACI Worldwide, Inc. (a)	163	$3,042
Advanced Energy Industries, Inc. (a)	4,253	126,867
American Software, Inc. Class A	1,236	11,618
Amkor Technology, Inc. (a)	6,138	31,058
Aspen Technology, Inc. (a)	4,975	164,026
AVG Technologies NV (a)	1,503	28,767
Barracuda Networks, Inc. (a)	263	3,382
Benchmark Electronics, Inc. (a)	6,730	145,704
Cabot Microelectronics Corp. (a)	1,719	66,113
CACI International, Inc. Class A (a)	57	5,507
Callidus Software, Inc. (a)	2,684	36,851
Cardtronics, Inc. (a)	110	3,709
Cascade Microtech, Inc. (a)	512	10,542
Ciena Corp. (a)	319	6,540
Coherent, Inc. (a)	202	17,089
Cohu, Inc.	3,700	42,217
comScore, Inc. (a)	494	20,328
Comtech Telecommunications Corp.	2,855	58,670
Convergys Corp.	2,726	70,276
Cray, Inc. (a)	1,455	61,707
Demandware, Inc. (a)	1,125	39,026
DHI Group, Inc. (a)	15,423	119,991
Digi International, Inc. (a)	1,934	16,420
Diodes, Inc. (a)	1,129	21,609
EarthLink Holdings Corp.	17,908	101,001
Ellie Mae, Inc. (a)	974	81,943
Epiq Systems, Inc.	361	4,938
Euronet Worldwide, Inc. (a)	910	59,641
ExlService Holdings, Inc. (a)	105	4,944
FormFactor, Inc. (a)	11,784	89,558
Gigamon, Inc. (a)	2,627	71,901
Hackett Group Inc	2,031	28,231
Harmonic, Inc. (a)	5,215	17,470
HubSpot, Inc. (a)	268	11,165
Imperva, Inc. (a)	979	42,949
Infinera Corp. (a)	7,351	115,337
Infoblox, Inc. (a)	228	3,529
Inphi Corp. (a)	489	12,372
Insight Enterprises, Inc. (a)	1,926	50,269
Integrated Device Technology, Inc. (a)	2,767	53,735
Intersil Corp. Class A	1,015	12,962
Ixia (a)	9,521	108,635
IXYS Corp.	3,457	38,995
Lionbridge Technologies, Inc. (a)	3,260	14,377
Liquidity Services, Inc. (a)	11,750	54,872
M/A-COM Technology Solutions Holdings, Inc. (a)	287	10,877
Manhattan Associates, Inc. (a)(c)	3,534	195,289
Marchex, Inc. Class B	4,522	19,399
MaxLinear, Inc. Class A (a)	1,039	16,718
Methode Electronics, Inc.	3,968	113,366
Microsemi Corp. (a)	4,912	170,103
MicroStrategy, Inc. Class A (a)	740	119,059

See accompanying notes to financial statements.

Enhanced Small Cap Fund	13

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Monotype Imaging Holdings, Inc.	2,709	$64,312
NeoPhotonics Corp. (a)	7,499	82,189
NeuStar, Inc. Class A (a)	1,873	46,582
Newport Corp. (a)	3,068	69,858
OSI Systems, Inc. (a)	1,931	116,574
PC Connection, Inc.	1,552	38,443
Perficient, Inc. (a)	7,312	131,982
Photronics, Inc. (a)	1,681	17,096
Plantronics, Inc.	428	16,050
Plexus Corp. (a)	577	20,997
Polycom, Inc. (a)	13,838	144,054
Proofpoint, Inc. (a)	1,136	53,210
QAD, Inc. Class A	3,216	62,937
Qlik Technologies, Inc. (a)	1,512	35,109
QLogic Corp. (a)	11,559	148,996
RingCentral, Inc. Class A (a)	2,543	47,045
Rubicon Project Inc (a)	1,419	23,399
Rudolph Technologies, Inc. (a)	2,864	37,117
Sanmina Corp. (a)	6,121	126,093
Science Applications International Corp.	3,629	162,035
ShoreTel, Inc. (a)	7,820	57,790
Sonus Networks, Inc. (a)	4,148	32,313
Sykes Enterprises, Inc. (a)	5,188	158,078
Synaptics, Inc. (a)	328	26,637
Tech Data Corp. (a)	2,248	158,282
TeleTech Holdings, Inc.	1,042	28,863
Tessera Technologies, Inc.	5,320	156,834
TiVo, Inc. (a)	511	4,287
Travelport Worldwide, Ltd.	8,482	110,096
Tyler Technologies, Inc. (a)	25	3,008
United Online, Inc. (a)	6,713	82,637
Verint Systems, Inc. (a)	2,317	82,323
Web.com Group, Inc. (a)	6,825	123,874
Xcerra Corp. (a)	11,144	63,632
XO Group, Inc. (a)	2,329	33,258
Zix Corp. (a)	16,046	64,024

		5,364,708

Materials - 4.0%
AEP Industries, Inc.	309	24,321
Berry Plastics Group, Inc. (a)(c)	6,211	193,348
Boise Cascade Co. (a)	5,516	92,338
Calgon Carbon Corp.	5,818	81,568
Century Aluminum Co. (a)	1,116	7,979
Chase Corp.	99	4,655
Chemtura Corp. (a)	1,863	47,004
Clearwater Paper Corp. (a)	625	25,419
Commercial Metals Co.	6,999	102,815
Ferroglobe PLC	1,858	14,604
FutureFuel Corp.	4,317	55,344
Handy & Harman, Ltd. (a)	542	10,813
Headwaters, Inc. (a)	1,259	22,184
Innophos Holdings, Inc.	3,472	100,619
Kaiser Aluminum Corp.	523	40,067

Security Description	Shares	Value
Koppers Holdings, Inc. (a)	6,047	$106,064
Materion Corp.	184	4,799
Schweitzer-Mauduit International, Inc.	2,487	75,157
Stepan Co.	2,629	130,609
Tronox, Ltd. Class A	1,695	8,780
Worthington Industries, Inc.	612	19,039

		1,167,526

Telecommunication Services - 1.0%
Cincinnati Bell, Inc. (a)	25,197	87,182
Spok Holdings, Inc.	3,781	66,999
Vonage Holdings Corp. (a)	24,632	132,274

		286,455

Utilities - 3.7%
Abengoa Yield PLC	479	8,033
ALLETE, Inc.	90	4,772
Atlantic Power Corp.	2,379	4,092
Avista Corp.	4,553	172,103
Chesapeake Utilities Corp.	1,167	72,704
Cleco Corp.	857	39,345
Dynegy, Inc. (a)	6,087	61,357
El Paso Electric Co.	2,066	84,396
IDACORP, Inc.	2,366	167,891
Laclede Group Inc	726	47,568
MGE Energy, Inc.	264	12,815
Northwest Natural Gas Co.	303	15,117
NorthWestern Corp.	66	3,918
NRG Yield, Inc. Class A	1,354	16,763
PNM Resources, Inc.	5,269	168,186
Portland General Electric Co.	409	15,562
Southwest Gas Corp.	3,083	188,063
Talen Energy Corp. (a)	672	4,274
Unitil Corp.	328	12,900

		1,099,859

Total Common Stocks (cost $29,314,024)		28,535,016

Short-Term Investment - 2.6%
SSGA U.S. Government Money Market Fund 0.00% (c)(d)(e) (cost $768,300)	768,300	768,300

Total Investments - 99.5% (cost $30,082,324)		29,303,316

Other Assets in Excess of Liabilities - 0.5%		135,436

Net Assets - 100.0%		$29,438,752

See accompanying notes to financial statements.

14	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

(a)	Non-income producing security
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security valued is determined based on Level 3 inputs. As of February 29, 2016, total aggregate fair value of security is $0, representing 0% of the Fund’s net assets.
(c)	All or part of this security has been designated as collateral for futures contracts.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at February 29, 2016.

Abbreviation:

REIT	Real Estate Investment Trust

At February 29, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation

Russell 2000 Mini Index Futures (long)	03/18/2016	7	$722,190	$25,116

During the period ended February 29, 2016, average notional value related to futures contracts was $699,335 or 2.4% of net assets.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Assets:
Investments:
Common Stocks
Consumer Discretionary	$3,918,437	$—	$0	*	$3,918,437
Consumer Staples	1,075,598	—	—		1,075,598
Energy	773,493	—	—		773,493
Financials	7,344,953	—	—		7,344,953
Health Care	3,828,914	—	—		3,828,914
Industrials	3,675,073	—	—		3,675,073
Information Technology	5,364,708	—	—		5,364,708
Materials	1,167,526	—	—		1,167,526
Telecommunication Services	286,455	—	—		286,455
Utilities	1,099,859	—	—		1,099,859
Short-Term Investment	768,300	—	—		768,300
OtherFinancial Instruments:
Futures Contracts**	25,116	—	—		25,116

TotalInvestments and Other Financial Instruments	$29,328,432	$—	$0		$29,328,432

*	Fund held a level 3 security that was valued at $0 at February 29, 2016.
**	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

Enhanced Small Cap Fund	15

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.7%
Brazil - 0.5%
Embraer SA	42,200	$317,376
Transmissora Alianca de Energia Eletrica SA	68,600	322,197

		639,573

Chile - 0.9%
E.CL SA	781,407	1,182,076

China - 10.5%
China Dongxiang Group Co., Ltd.	2,438,000	526,589
China Mobile, Ltd.	317,200	3,352,233
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,934,000	1,373,064
Country Garden Holdings Co., Ltd.	715,000	260,149
Dongfeng Motor Group Co., Ltd. Class H	1,470,000	1,714,170
Guangzhou R&F Properties Co., Ltd. Class H	344,800	406,948
Jiangsu Expressway Co., Ltd. Class H	214,000	251,472
Peak Sport Products Co., Ltd.	1,204,000	277,082
Powerlong Real Estate Holdings, Ltd.	1,738,000	292,719
Tencent Holdings, Ltd.	212,800	3,882,248
Wuxi Little Swan Co., Ltd. Class B	171,550	408,030
Zhejiang Expressway Co., Ltd. Class H	882,000	781,299

		13,526,003

Czech Republic - 3.0%
O2 Czech Republic AS	297,151	3,045,522
Pegas Nonwovens SA	17,320	496,900
Philip Morris CR AS	615	315,381

		3,857,803

Egypt - 0.4%
Commercial International Bank Egypt SAE	135,881	580,658

Greece - 0.4%
Aegean Airlines SA	45,386	330,800
Motor Oil Hellas Corinth Refineries SA	20,381	206,195

		536,995

Hungary - 2.7%
Magyar Telekom Telecommunications PLC (a)	385,045	576,738

Security Description	Shares	Value
OTP Bank PLC	20,797	$434,067
Richter Gedeon Nyrt	139,337	2,480,025

		3,490,830

India - 9.9%
Ashok Leyland, Ltd.	171,904	220,203
Aurobindo Pharma, Ltd.	65,413	626,789
Bajaj Auto, Ltd.	31,036	998,413
Bharat Petroleum Corp., Ltd.	222,730	2,503,983
Bharti Infratel, Ltd.	66,262	345,473
Divi’s Laboratories, Ltd.	42,366	588,542
Great Eastern Shipping Co. Ltd	48,644	201,116
Indiabulls Housing Finance, Ltd.	35,248	296,382
Indraprastha Gas, Ltd.	60,634	450,468
Infosys, Ltd.	133,655	2,117,482
Jagran Prakashan, Ltd.	36,601	79,648
Kajaria Ceramics, Ltd.	32,159	406,564
Mindtree, Ltd.	27,261	568,268
Mphasis, Ltd.	37,192	228,615
Polaris Consulting & Services, Ltd.	235,605	723,945
Reliance Industries, Ltd.	105,742	1,493,833
Torrent Pharmaceuticals, Ltd.	31,697	584,142
Zee Entertainment Enterprises, Ltd.	58,332	317,427

		12,751,293

Indonesia - 6.6%
AKR Corporindo Tbk PT	3,729,700	2,280,160
Bank Central Asia Tbk PT	168,000	169,294
Bank Rakyat Indonesia Persero Tbk PT	739,300	612,305
Bank Tabungan Negara Persero Tbk PT	12,290,500	1,525,743
Telekomunikasi Indonesia Persero Tbk PT	15,838,700	3,849,519

		8,437,021

Malaysia - 8.2%
IGB Real Estate Investment Trust	726,500	262,611
IHH Healthcare Bhd	1,074,700	1,635,691
Malayan Banking Bhd	365,200	739,085
MISC Bhd	1,418,300	2,951,278
Public Bank Bhd	597,800	2,627,192
Scientex Bhd	456,300	1,163,267
Ta Ann Holdings Bhd	755,800	923,855
YTL Power International Bhd	639,700	222,108

		10,525,087

Mexico - 4.6%
America Movil S.A.B. de C.V. ADR Series L	55,062	746,641

See accompanying notes to financial statements.

16	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A (a)	344,400	$675,313
El Puerto de Liverpool S.A.B. de C.V. Series C1 (b)	27,100	299,430
Fibra Uno Administracion S.A. de C.V. REIT	186,300	388,733
Gentera S.A.B. de C.V. (b)	213,900	401,372
Gruma S.A.B. de C.V. Class B	77,500	1,245,301
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (b)	60,400	477,537
Grupo Financiero Interacciones S.A. de C.V. (b)	57,600	299,437
Grupo Herdez S.A.B. de C.V. (b)	74,900	158,352
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	255,600	322,284
Prologis Property Mexico S.A. de C.V. REIT (a)	156,200	228,054
Wal-Mart de Mexico S.A.B. de C.V.	271,900	640,382

		5,882,836

Oman - 0.2%
Bank Muscat SAOG	203,293	223,915

Philippines - 6.7%
Cebu Air, Inc.	368,300	642,879
Filinvest Land, Inc.	13,264,000	424,002
Globe Telecom, Inc.	57,160	2,125,318
JG Summit Holdings, Inc.	288,670	406,141
Manila Water Co., Inc.	1,717,400	967,956
Metro Pacific Investments Corp.	33,405,600	4,074,711

		8,641,007

Poland - 3.5%
Asseco Poland SA	39,588	565,883
Ciech SA (a)	116,467	2,142,974
Eurocash SA	21,643	269,332
Netia SA	146,639	187,217
Neuca SA	5,401	470,522
Polski Koncern Naftowy Orlen SA	39,892	638,336
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	232,485

		4,506,749

Qatar - 1.6%
Barwa Real Estate Co.	9,767	98,716
Ooredoo QSC	38,389	938,375

Security Description	Shares	Value
Qatar Electricity & Water Co. QSC	10,545	$553,171
Qatar National Bank SAQ	13,660	507,607

		2,097,869

Russia - 1.0%
Moscow Exchange MICEX-RTS PJSC (a)	330,467	432,227
Sberbank of Russia PJSC (a)	265,684	377,588
Severstal PAO GDR	61,591	504,122

		1,313,937

South Africa - 3.7%
Bidvest Group Ltd (b)	31,869	717,575
Sappi, Ltd. (a)	527,825	2,149,486
Truworths International, Ltd. (b)	109,365	591,348
Vodacom Group, Ltd.	84,994	805,108
Wilson Bayly Holmes-Ovcon, Ltd.	58,986	457,227

		4,720,744

South Korea - 9.3%
Dongbu Insurance Co., Ltd.	15,868	866,087
Hanwha Life Insurance Co., Ltd.	69,352	343,199
Hyundai Marine & Fire Insurance Co., Ltd.	33,087	822,694
Kia Motors Corp.	28,331	1,056,084
Korea Electric Power Corp.	41,622	1,975,589
KT&G Corp.	18,903	1,627,856
LG Chem, Ltd.	5,395	1,308,725
LG Household & Health Care, Ltd.	469	329,176
NongShim Co., Ltd.	1,460	479,308
Ottogi Corp.	254	235,372
S&T Motiv Co., Ltd.	19,108	1,188,166
Samsung Electronics Co., Ltd.	1,139	1,084,937
Woori Bank	92,435	651,014

		11,968,207

Taiwan - 11.3%
Chunghwa Telecom Co., Ltd.	402,000	1,264,113
E.Sun Financial Holding Co., Ltd.	1,782,000	922,316
Formosa Plastics Corp.	514,000	1,221,894
Hon Hai Precision Industry Co., Ltd.	1,142,410	2,681,391
Hota Industrial Manufacturing Co., Ltd.	172,000	670,258
Pegatron Corp.	536,000	1,274,193
Powertech Technology, Inc.	388,000	844,138
Shin Zu Shing Co., Ltd.	196,000	616,334
Taiwan Semiconductor Manufacturing Co., Ltd.	923,782	4,141,897
Uni-President Enterprises Corp.	285,960	493,064

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	17

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares		Value

Wisdom Marine Lines Co., Ltd. (a)		336,000	$369,042

			14,498,640

Thailand - 8.1%
Advanced Info Service PCL		127,000	607,732
Airports of Thailand PCL		84,200	942,908
Airports of Thailand PCL NVDR		302,100	3,383,045
GFPT PCL NVDR		1,932,900	661,840
Kasikornbank PCL		67,300	327,717
Krung Thai Bank PCL NVDR		5,449,100	2,706,962
Srisawad Power 1979 PCL Class F		400,800	511,827
Thai Oil PCL		234,700	418,284
Thai Vegetable Oil PCL		547,600	367,321
Thanachart Capital PCL		499,400	532,619

			10,460,255

Turkey - 1.8%
BIM Birlesik Magazalar AS		19,538	360,759
KOC Holding AS		106,184	463,390
Tofas Turk Otomobil Fabrikasi AS		76,831	520,818
Turk Hava Yollari AO (a)		295,779	730,183
Turkiye Vakiflar Bankasi TAO Class D		184,615	257,141

			2,332,291

United Arab Emirates - 1.8%
Abu Dhabi Commercial Bank PJSC		224,093	414,868
Dubai Islamic Bank PJSC		316,420	550,476
Emirates Telecommunications Group Co. PJSC		284,216	1,357,997

			2,323,341

Total Common Stocks (cost $112,820,023)			124,497,130

	Principal Amount

Convertible Foreign Bond - 0.0% (c)
Oman - 0.0% (c)
Bank Muscat SAOG 3.50%, 3/19/2018 (cost $0)	OMR	46,703	12,132

Security Description	Shares	Value

Preferred Stocks - 1.6%
Brazil - 0.8%
Braskem SA Class A	84,900	$539,142
Centrais Eletricas Brasileiras SA Class B	200,796	488,545

		1,027,687

South Africa - 0.8%
Samsung Electronics Co., Ltd.	1,384	1,103,440

Total Preferred Stocks (cost $964,200)		2,131,127

Equity-Linked Securities - 0.7%
Saudi Arabia - 0.7%
HSBC Bank PLC, Samba Financial Group (expires 6/29/17)	43,800	254,693
HSBC Bank PLC, Saudi Basic Industries Corp. (expires 10/31/16)	21,714	419,916
HSBC Bank PLC, Yaubu National Petrochemicals Co. (expires 7/31/17)	21,600	195,892

Total Equity-Linked Securities (cost $1,206,351)		870,501

Short-Term Investments - 2.4%
SSGA U.S. Government Money Market Fund 0.00% (d)(e)	1,221,522	1,221,522
State Street Navigator Securities Lending Prime Portfolio (e)(f)	1,834,034	1,834,034

Total Short-Term Investments (cost $3,055,556)		3,055,556

Total Investments - 101.4% (cost $118,046,130)		130,566,446

Liabilities in Excess of Other Assets - (1.4)%		(1,792,242)

Net Assets - 100.0%		$128,774,204

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at February 29, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at February 29, 2016.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(f)	Investment of cash collateral for securities loaned.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

18	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

At February 29, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BNP Paribas SA	USD	5,611,388	HKD	43,591,574	03/16/2016	$(6,417)
BNP Paribas SA	USD	90,745	PLN	359,055	03/16/2016	(873)
BNP Paribas SA	EUR	540,408	USD	596,026	03/16/2016	7,913
BNP Paribas SA	MXN	17,984,834	USD	989,494	03/16/2016	(1,356)
BNP Paribas SA	TRY	4,232,943	USD	1,435,100	03/16/2016	13,733
Bank of America, N.A.	USD	1,548,961	TRY	4,632,943	03/16/2016	6,720
Barclays Capital	USD	1,027,658	BRL	4,003,243	03/16/2016	(34,434)
Barclays Capital	USD	166,268	TWD	5,476,875	03/16/2016	(1,451)
Barclays Capital	TWD	450,000	USD	13,732	03/16/2016	190
Barclays Capital	BRL	320,000	USD	81,720	03/16/2016	2,327
Barclays Capital	TWD	5,026,875	USD	151,161	03/16/2016	(113)
Barclays Capital	BRL	3,683,243	USD	931,170	03/16/2016	17,339
Barclays Capital	ZAR	20,036,455	USD	1,306,877	03/16/2016	47,563
Citibank N.A.	USD	1,593,694	PEN	5,467,965	03/16/2016	(41,747)
Citibank N.A.	USD	1,473,900	ZAR	21,786,455	03/16/2016	(104,596)
Citibank N.A.	PEN	450,000	USD	131,195	03/16/2016	3,474
Citibank N.A.	PEN	5,017,965	USD	1,417,504	03/16/2016	(6,722)
Citibank N.A.	HKD	47,391,574	USD	6,118,042	03/16/2016	24,469
Credit Suisse International	PLN	389,055	USD	97,498	03/16/2016	117
Deutsche Bank AG	USD	3,473,045	MYR	14,908,047	03/16/2016	68,309
Deutsche Bank AG	USD	1,924,756	THB	68,627,164	03/16/2016	650
Deutsche Bank AG	USD	810,347	IDR	11,470,464,000	03/16/2016	45,568
Deutsche Bank AG	USD	841,989	INR	57,107,928	03/16/2016	(9,677)
Deutsche Bank AG	USD	165,906	THB	6,000,000	03/16/2016	2,430
Deutsche Bank AG	INR	4,600,000	USD	67,897	03/16/2016	855
Deutsche Bank AG	IDR	917,650,000	USD	63,925	03/16/2016	(4,549)
Deutsche Bank AG	MYR	1,200,000	USD	281,162	03/16/2016	(3,894)
Deutsche Bank AG	INR	52,507,928	USD	758,785	03/16/2016	(6,485)
Deutsche Bank AG	IDR	10,552,814,000	USD	783,140	03/16/2016	(4,301)
Deutsche Bank AG	THB	74,627,164	USD	2,072,977	03/16/2016	(20,765)
Deutsche Bank AG	MYR	13,708,047	USD	3,246,814	03/16/2016	(9,485)
HSBC Bank USA	USD	490,547	HKD	3,800,000	03/16/2016	(1,946)
HSBC Bank USA	EUR	50,000	USD	54,841	03/16/2016	427
HSBC Bank USA	ZAR	1,750,000	USD	112,947	03/16/2016	2,957
JP Morgan Chase Bank, N.A.	USD	2,109,321	KRW	2,610,917,650	03/16/2016	1,109
JP Morgan Chase Bank, N.A.	USD	1,168,041	PHP	55,668,830	03/16/2016	1,763
JP Morgan Chase Bank, N.A.	USD	192,383	KRW	227,050,000	03/16/2016	(8,856)
JP Morgan Chase Bank, N.A.	USD	112,788	RUB	8,042,938	03/16/2016	(6,397)
JP Morgan Chase Bank, N.A.	USD	101,720	PHP	4,850,000	03/16/2016	196
JP Morgan Chase Bank, N.A.	USD	7,540	PLN	30,000	03/16/2016	(30)
JP Morgan Chase Bank, N.A.	RUB	650,000	USD	9,165	03/16/2016	567
JP Morgan Chase Bank, N.A.	MXN	1,600,000	USD	93,141	03/16/2016	4,991
JP Morgan Chase Bank, N.A.	RUB	7,392,938	USD	96,821	03/16/2016	(972)
JP Morgan Chase Bank, N.A.	TRY	400,000	USD	133,579	03/16/2016	(736)
JP Morgan Chase Bank, N.A.	PHP	60,518,830	USD	1,274,886	03/16/2016	3,166
JP Morgan Chase Bank, N.A.	KRW	2,837,967,650	USD	2,405,751	03/16/2016	111,794
Standard Chartered Bank	USD	642,364	EUR	590,408	03/16/2016	163
Toronto Dominion Bank	USD	1,147,278	MXN	19,584,834	03/16/2016	(68,278)

Total						$24,710

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	19

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Foreign Currency Abbreviations:

BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks
Brazil	$639,573	$—	$—	$639,573
Chile	1,182,076	—	—	1,182,076
China	13,526,003	—	—	13,526,003
Czech Republic	3,857,803	—	—	3,857,803
Egypt	580,658	—	—	580,658
Greece	536,995	—	—	536,995
Hungary	3,490,830	—	—	3,490,830
India	12,751,293	—	—	12,751,293
Indonesia	8,437,021	—	—	8,437,021
Malaysia	10,525,087	—	—	10,525,087
Mexico	5,882,836	—	—	5,882,836
Oman	223,915	—	—	223,915
Philippines	8,641,007	—	—	8,641,007
Poland	4,506,749	—	—	4,506,749
Qatar	2,097,869	—	—	2,097,869
Russia	1,313,937	—	—	1,313,937
South Africa	4,720,744	—	—	4,720,744
South Korea	11,968,207	—	—	11,968,207
Taiwan	14,498,640	—	—	14,498,640
Thailand	10,460,255	—	—	10,460,255
Turkey	2,332,291	—	—	2,332,291
United Arab Emirates	2,323,341	—	—	2,323,341
Convertible Foreign Bond
Oman	—	12,132	—	12,132
Preferred Stocks
Brazil	1,027,687	—	—	1,027,687
South Africa	1,103,440	—	—	1,103,440
Equity-Linked Securities
Saudi Arabia	—	870,501	—	870,501
Short-Term Investments	3,055,556	—	—	3,055,556

Total Investments	129,683,813	882,633	—	130,566,446

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	—	368,790	—	368,790

Total Investments and Other Financial Instruments	$129,683,813	$1,251,423	$—	$130,935,236

See accompanying notes to financial statements.

20	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Liabilities:

Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	$—	$(344,080)	$—	$(344,080)

Total Other Financial Instruments	$—	$(344,080)	$—	$(344,080)

See accompanying notes to financial statements.

State Street Disciplined Emerging Markets Equity Fund	21

SSGA International Stock Selection Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.4%
Australia - 3.7%
Qantas Airways, Ltd. (a)	1,285,275	$3,541,029
Suncorp Group, Ltd.	234,412	1,873,889
Woodside Petroleum, Ltd.	281,391	5,091,365

		10,506,283

Denmark - 2.8%
Novo Nordisk A/S Class B	42,308	2,196,584
Vestas Wind Systems A/S	86,478	5,860,756

		8,057,340

Finland - 1.4%
UPM-Kymmene OYJ	230,810	3,929,508

France - 13.0%
AXA SA	243,640	5,379,065
BNP Paribas SA	111,996	5,238,901
Cap Gemini SA	34,054	2,841,402
Christian Dior SE	14,697	2,595,674
Cie Generale des Etablissements Michelin	19,868	1,802,559
Engie SA	93,085	1,446,536
Gecina SA REIT	40,254	4,992,098
Klepierre REIT	33,459	1,398,062
Renault SA	14,208	1,300,483
Sanofi	89,749	7,145,795
TOTAL SA	49,249	2,216,688
UBISOFT Entertainment (a)	29,554	847,804

		37,205,067

Germany - 5.9%
Continental AG	15,446	3,101,822
Deutsche Telekom AG	391,347	6,585,997
E.ON SE	116,592	1,063,509
METRO AG (b)	206,645	5,101,810
OSRAM Licht AG	20,595	966,969

		16,820,107

Hong Kong - 2.8%
CK Hutchison Holdings, Ltd.	208,000	2,512,404
Hongkong Land Holdings, Ltd.	737,800	4,330,886
Sands China, Ltd.	312,800	1,089,846

		7,933,136

Israel - 2.3%
Teva Pharmaceutical Industries, Ltd. ADR	117,800	6,549,680

Italy - 3.0%
Eni SpA	424,590	5,981,481
Intesa Sanpaolo SpA	977,976	2,491,634

		8,473,115

Security Description	Shares	Value
Japan - 24.9%
Canon, Inc.	131,800	$3,697,250
Central Japan Railway Co.	35,500	6,364,529
Hankyu Hanshin Holdings, Inc.	288,000	1,846,694
Hoya Corp.	130,900	4,736,570
Iida Group Holdings Co., Ltd.	266,500	4,885,420
KDDI Corp.	182,200	4,650,540
Kirin Holdings Co., Ltd.	454,200	5,989,938
Kobe Steel, Ltd.	808,000	623,440
Mirait Holdings Corp.	100,200	738,470
Mitsubishi Corp.	128,500	2,059,328
Mitsubishi Electric Corp.	460,000	4,667,110
Mitsubishi Motors Corp.	160,200	1,142,307
Mitsubishi UFJ Financial Group, Inc.	651,300	2,810,719
Mizuho Financial Group, Inc.	3,579,000	5,272,244
Nippon Steel & Sumitomo Metal Corp.	405,100	7,005,853
Nippon Telegraph & Telephone Corp.	72,600	3,094,458
Panasonic Corp.	428,600	3,627,449
Sony Corp.	224,100	4,744,151
Sumitomo Mitsui Financial Group, Inc.	21,501	603,336
Tokyo Steel Manufacturing Co., Ltd. (b)	105,500	675,544
Toyota Motor Corp.	33,700	1,762,484

		70,997,834

Netherlands - 6.0%
Heineken Holding NV	74,300	5,404,113
ING Groep NV	90,354	1,070,887
Koninklijke Ahold NV	270,664	5,953,616
NN Group NV	147,982	4,571,897

		17,000,513

Singapore - 1.7%
ComfortDelGro Corp., Ltd. (b)	1,280,200	2,740,684
Singapore Airlines, Ltd.	264,000	2,183,727

		4,924,411

Spain - 0.7%
Amadeus IT Holding SA Class A	21,258	859,460
Banco Santander SA	257,290	1,050,439

		1,909,899

Switzerland - 8.5%
Lonza Group AG (a)	21,284	3,240,028
Nestle SA	17,492	1,228,031
Novartis AG	82,301	5,905,725
Roche Holding AG	29,607	7,620,430
Swiss Re AG	69,815	6,212,381

		24,206,595

See accompanying notes to financial statements.

22	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Shares	Value

United Kingdom - 19.2%
AstraZeneca PLC	75,156	$4,296,165
Barclays PLC	1,833,163	4,389,836
Berendsen PLC	174,029	2,812,201
BP PLC	409,372	2,002,508
British Land Co. PLC REIT	138,119	1,266,868
BT Group PLC	1,242,342	8,412,335
Direct Line Insurance Group PLC	1,186,541	6,417,681
Lloyds Banking Group PLC	6,516,149	6,566,321
Man Group PLC	1,964,381	4,221,488
Reckitt Benckiser Group PLC	12,635	1,153,644
Rio Tinto PLC	189,568	5,023,710
Royal Dutch Shell PLC Class A	168,909	3,873,208
Royal Dutch Shell PLC Class B	109,715	2,512,028
SABMiller PLC	32,854	1,910,510

		54,858,503

United States - 1.5%
Carnival PLC	84,199	4,193,145

Total Common Stocks (cost $304,731,403)		277,565,136

Preferred Stock - 0.6%
Italy - 0.6%
Intesa Sanpaolo SpA (cost $2,252,941)	736,005	1,743,845

Security Description	Shares	Value
Short-Term Investments - 2.4%
SSGA U.S. Government Money Market Fund 0.00% (c)(d)	2,474,602	$2,474,602
State Street Navigator Securities Lending Prime Portfolio (c)(e)	4,326,889	4,326,889

Total Short-Term Investments (cost $6,801,491)		6,801,491

Total Investments - 100.4% (cost $313,785,835)		286,110,472

Liabilities in Excess of Other Assets - (0.4)%		(1,210,481)

Net Assets - 100.0%		$284,899,991

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at February 29, 2016.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(d)	The rate shown is the annualized seven-day yield at February 29, 2016.
(e)	Investment of cash collateral for securities loaned.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At February 29, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation

MSCI EAFE E-Mini Index Futures	03/18/2016	50	$3,862,500	$(266,500)

During the period ended February 29, 2016, average notional value related to futures contracts was $3,498,356 or 1.2% of net assets.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks
Australia	$10,506,283	$—	$—	$10,506,283
Denmark	8,057,340	—	—	8,057,340
Finland	3,929,508	—	—	3,929,508
France	37,205,067	—	—	37,205,067
Germany	16,820,107	—	—	16,820,107
Hong Kong	7,933,136	—	—	7,933,136
Israel	6,549,680	—	—	6,549,680
Italy	8,473,115	—	—	8,473,115
Japan	70,997,834	—	—	70,997,834
Netherlands	17,000,513	—	—	17,000,513
Singapore	4,924,411	—	—	4,924,411

See accompanying notes to financial statements.

International Stock Selection Fund	23

SSGA International Stock Selection Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Spain	$1,909,899	$—	$—	$1,909,899
Switzerland	24,206,595	—	—	24,206,595
United Kingdom	54,858,503	—	—	54,858,503
United States	4,193,145	—	—	4,193,145
Preferred Stock
Italy	1,743,845	—	—	1,743,845
Short-Term Investments	6,801,491	—	—	6,801,491

Total Investments	$286,110,472	$—	$—	$286,110,472

Liabilities:

Other Financial Instruments:
Futures Contracts*	$(266,500)	$—	$—	$(266,500)

Total Investments and Other Financial Instruments	$285,843,972	$—	$—	$285,843,972

*	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

24	International Stock Selection Fund

SSGA High Yield Bond Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 87.8%
Australia - 0.3%
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	$245,000	$230,913

Barbados - 0.3%
Columbus International, Inc. 7.38%, 3/30/2021 (a)	200,000	205,750

Bermuda - 0.5%
Digicel Group, Ltd. 8.25%, 9/30/2020 (a)	200,000	154,500
Fly Leasing, Ltd. 6.75%, 12/15/2020	225,000	216,000

		370,500

Canada - 1.4%
1011778 BC ULC / New Red Finance, Inc. 6.00%, 4/1/2022 (a)	350,000	364,875
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (a)	150,000	151,500
Bombardier, Inc. 7.50%, 3/15/2025 (a)	225,000	158,062
Teck Resources, Ltd. 3.85%, 8/15/2017	300,000	277,500

		951,937

Cayman Islands - 1.2%
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	185,000	193,788
Transocean, Inc. 6.50%, 11/15/2020	250,000	144,375
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	225,000	223,312
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	270,000	284,175

		845,650

France - 0.3%
Numericable-SFR SAS 6.00%, 5/15/2022 (a)	200,000	198,000

Germany - 0.6%
Commerzbank AG 8.13%, 9/19/2023 (a)	200,000	217,250
Deutsche Bank AG 4.50%, 4/1/2025	200,000	171,240

		388,490

Security Description	Principal Amount	Value
Ireland - 1.3%
Allegion PLC 5.88%, 9/15/2023	$200,000	$210,000
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
3.51%, 12/15/2019 (a)(b)	250,000	241,400
7.00%, 11/15/2020 (a)	35,294	32,118
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/2023 (a)	400,000	404,520

		888,038

Luxembourg - 4.5%
Altice Financing SA:
6.50%, 1/15/2022 (a)	100,000	99,113
6.63%, 2/15/2023 (a)	150,000	148,125
Altice Finco SA 8.13%, 1/15/2024 (a)	350,000	337,750
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	413,312
ArcelorMittal:
5.13%, 6/1/2020	40,000	35,700
10.85%, 6/1/2019	600,000	636,060
Ardagh Finance Holdings SA PIK, 8.63%, 6/15/2019 (a)(c)	171,872	160,271
Capsugel SA PIK, 7.00%, 5/15/2019 (a)(c)	200,000	200,260
Coveris Holdings SA 7.88%, 11/1/2019 (a)	400,000	318,000
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)	160,000	159,440
6.13%, 8/15/2018 (a)	300,000	300,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.88%, 4/15/2020 (a)	200,000	196,000

		3,004,031

Netherlands - 2.6%
DPx Holdings B.V. 7.50%, 2/1/2022 (a)	210,000	198,450
Schaeffler Finance B.V. 4.75%, 5/15/2023 (a)	300,000	292,500
Schaeffler Holding Finance B.V.:
PIK, 6.75%, 11/15/2022 (a)(c)	200,000	210,500
PIK, 6.88%, 8/15/2018 (a)(c)	200,000	205,750
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	400,000	395,000

See accompanying notes to financial statements.

High Yield Bond Fund	25

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

VTR Finance B.V. 6.88%, 1/15/2024 (a)	$250,000	$233,187
Ziggo Bond Finance B.V. 5.88%, 1/15/2025 (a)	200,000	194,000

		1,729,387

Sweden - 0.2%
Perstorp Holding AB 11.00%, 8/15/2017 (a)	150,000	132,000

United Kingdom - 3.0%
CEVA Group PLC 7.00%, 3/1/2021 (a)	285,000	229,425
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	225,000	160,875
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	125,000	122,500
International Game Technology PLC 6.25%, 2/15/2022 (a)	300,000	284,250
Royal Bank of Scotland Group PLC:
6.13%, 12/15/2022	300,000	316,020
7.65%, 9/30/2031 (b)	150,000	173,250
Series U, 7.64%, 9/30/2017 (b)	150,000	146,130
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	450,000	468,270
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	100,000	100,730

		2,001,450

United States - 71.6%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024 (a)	251,000	259,157
ADT Corp 3.50%, 7/15/2022	600,000	502,500
AECOM 5.88%, 10/15/2024	259,000	257,705
AES Corp.:
3.64%, 6/1/2019 (b)	350,000	332,500
4.88%, 5/15/2023	150,000	132,750
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	150,000	91,500
Air Medical Merger Sub Corp. 6.38%, 5/15/2023 (a)	250,000	220,000
Alcoa, Inc.:
5.13%, 10/1/2024	175,000	158,165
5.95%, 2/1/2037	250,000	191,250
6.15%, 8/15/2020	175,000	176,750
Ally Financial, Inc.:
3.60%, 5/21/2018	100,000	99,563
3.75%, 11/18/2019	300,000	297,000

Security Description	Principal Amount	Value
4.13%, 2/13/2022	$200,000	$197,000
4.63%, 3/30/2025	300,000	289,875
5.75%, 11/20/2025	350,000	337,750
8.00%, 11/1/2031	250,000	275,625
Alphabet Holding Co., Inc. PIK, 7.75%, 11/1/2017 (c)	233,000	232,709
American Axle & Manufacturing, Inc. 5.13%, 2/15/2019	150,000	148,875
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	150,000	153,750
Amsurg Corp. 5.63%, 11/30/2020	300,000	310,140
Antero Resources Corp. 5.63%, 6/1/2023 (a)	367,000	311,950
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a)	228,000	233,426
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	125,000	104,375
Asbury Automotive Group, Inc.:
6.00%, 12/15/2024	150,000	148,125
6.00%, 12/15/2024 (a)	100,000	98,750
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	221,625
Audatex North America, Inc. 6.00%, 6/15/2021 (a)	315,000	315,000
Axalta Coating Systems US Holdings, Inc. / Axalta Coating Systems Dutch Holding B 7.38%, 5/1/2021 (a)	256,000	272,640
Bank of America Corp. Series Z, 6.50%, 10/23/2024 (b)	175,000	178,938
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023 (a)	200,000	210,375
Berry Plastics Corp. 5.13%, 7/15/2023	150,000	150,570
BI-LO LLC / BI-LO Finance Corp. 9.25%, 2/15/2019 (a)	200,000	177,500
Blackboard, Inc. 7.75%, 11/15/2019 (a)	225,000	180,563
Blue Cube Spinco, Inc. 9.75%, 10/15/2023 (a)	275,000	306,625
Builders FirstSource, Inc. 10.75%, 8/15/2023 (a)	311,000	289,230
BWAY Holding Co. 9.13%, 8/15/2021 (a)	225,000	186,750
Calpine Corp. 5.38%, 1/15/2023	385,000	359,975

See accompanying notes to financial statements.

26	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 7.63%, 1/15/2022	$200,000	$119,260
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (a)(c)	330,000	287,100
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88%, 4/1/2024 (a)	833,000	850,743
CCOH Safari LLC 5.75%, 2/15/2026 (a)	505,000	506,313
Centene Escrow Corp. 5.63%, 2/15/2021 (a)	283,000	295,735
Central Garden & Pet Co. 6.13%, 11/15/2023	250,000	256,875
Century Intermediate Holding Co. 2 PIK, 9.75%, 2/15/2019 (a)(c)	190,000	193,325
CenturyLink, Inc. Series W, 6.75%, 12/1/2023	390,000	381,225
Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 9/15/2020 (a)	300,000	294,000
Churchill Downs, Inc. 5.38%, 12/15/2021	200,000	206,500
CIT Group, Inc.:
3.88%, 2/19/2019	530,000	527,032
5.25%, 3/15/2018	400,000	412,000
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	275,000	158,125
Constellation Brands, Inc. 6.00%, 5/1/2022	300,000	341,190
DaVita HealthCare Partners, Inc. 5.00%, 5/1/2025	295,000	295,177
DCP Midstream Operating L.P. 2.50%, 12/1/2017	300,000	271,500
DISH DBS Corp. 5.88%, 11/15/2024	360,000	323,928
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.13%, 6/15/2021 (a)	204,000	170,850
Dollar Tree, Inc. 5.25%, 3/1/2020 (a)	250,000	262,500
DR Horton, Inc. 4.00%, 2/15/2020	252,000	254,835
Dynegy, Inc.:
7.38%, 11/1/2022	200,000	168,620
7.63%, 11/1/2024	135,000	111,713
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	180,548

Security Description	Principal Amount	Value
Equinix, Inc. 5.38%, 1/1/2022	$400,000	$415,500
ExamWorks Group, Inc. 5.63%, 4/15/2023	150,000	151,500
First Data Corp.:
6.75%, 11/1/2020 (a)	224,000	236,432
7.00%, 12/1/2023 (a)	430,000	429,957
Florida East Coast Holdings Corp. 9.75%, 5/1/2020 (a)	450,000	288,000
Fresenius Medical Care US Finance II, Inc. 4.13%, 10/15/2020 (a)	100,000	101,625
Frontier Communications Corp.:
9.25%, 7/1/2021	250,000	250,000
10.50%, 9/15/2022 (a)	715,000	723,937
Gates Global LLC / Gates Global Co. 6.00%, 7/15/2022 (a)	295,000	222,725
Genworth Holdings, Inc. 6.15%, 11/15/2066 (b)	350,000	73,500
Goodyear Tire & Rubber Co 5.13%, 11/15/2023	225,000	231,187
Group 1 Automotive, Inc. 5.00%, 6/1/2022	350,000	329,000
HCA Holdings, Inc. 6.25%, 2/15/2021	700,000	743,750
HCA, Inc.:
3.75%, 3/15/2019	100,000	102,000
4.25%, 10/15/2019	500,000	511,250
HD Supply, Inc. 5.25%, 12/15/2021 (a)	450,000	471,375
Hertz Corp 6.75%, 4/15/2019	250,000	250,000
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	200,000	205,500
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	150,000	157,215
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 6.00%, 8/1/2020	250,000	236,875
International Lease Finance Corp. 6.25%, 5/15/2019	325,000	348,562
Jack Cooper Holdings Corp. 10.25%, 6/1/2020 (a)	150,000	112,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	190,000	191,188
JBS USA LLC / JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	300,000	288,750

See accompanying notes to financial statements.

High Yield Bond Fund	27

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	$200,000	$173,000
L Brands, Inc.:
6.88%, 11/1/2035 (a)	205,000	217,812
7.00%, 5/1/2020	150,000	169,875
Lamar Media Corp. 5.75%, 2/1/2026 (a)	99,000	102,524
Lennar Corp.:
4.50%, 6/15/2019	50,000	51,405
4.50%, 11/15/2019	300,000	305,250
Level 3 Financing, Inc. 5.38%, 1/15/2024 (a)	625,000	640,625
Levi Strauss & Co. 6.88%, 5/1/2022	125,000	134,375
LifePoint Health, Inc. 5.88%, 12/1/2023	285,000	296,400
Live Nation Entertainment, Inc. 5.38%, 6/15/2022 (a)	250,000	246,875
LMI Aerospace, Inc. 7.38%, 7/15/2019	225,000	210,938
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	150,000	136,031
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	378,286
Men’s Wearhouse, Inc. 7.00%, 7/1/2022	350,000	260,750
MGM Resorts International:
6.63%, 12/15/2021	300,000	321,000
6.75%, 10/1/2020	100,000	107,625
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	328,000	280,440
Midcontinent Communications & Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	100,000	101,000
Milacron LLC / Mcron Finance Corp. 7.75%, 2/15/2021 (a)	250,000	208,750
Monitronics International, Inc. 9.13%, 4/1/2020	250,000	214,375
MPG Holdco I, Inc. 7.38%, 10/15/2022	155,000	146,863
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	260,000	261,950
MPT Operating Partnership L.P. / MPT Finance Corp. 5.50%, 5/1/2024	200,000	192,000
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	265,325
Navient Corp. 8.00%, 3/25/2020	350,000	341,250

Security Description	Principal Amount	Value
Navistar International Corp. 8.25%, 11/1/2021	$300,000	$181,500
NCR Corp. 5.88%, 12/15/2021	200,000	199,000
Neptune Finco Corp. 10.13%, 1/15/2023 (a)	550,000	591,965
NES Rentals Holdings, Inc. 7.88%, 5/1/2018 (a)	275,000	217,250
Netflix, Inc.:
5.50%, 2/15/2022	283,000	297,857
5.75%, 3/1/2024	150,000	157,875
Newfield Exploration Co. 5.75%, 1/30/2022	300,000	280,500
Nexstar Broadcasting, Inc.:
6.13%, 2/15/2022 (a)	300,000	282,000
6.88%, 11/15/2020	131,000	132,310
NRG Energy, Inc.:
6.25%, 7/15/2022	350,000	295,750
6.25%, 5/1/2024	150,000	124,875
OneMain Financial Holdings, Inc. 7.25%, 12/15/2021 (a)	300,000	280,500
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.63%, 2/15/2024	300,000	313,500
5.88%, 3/15/2025	125,000	128,359
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	101,875
Parsley Energy LLC / Parsley Finance Corp. 7.50%, 2/15/2022 (a)	203,000	200,970
Party City Holdings, Inc. 6.13%, 8/15/2023 (a)	219,000	212,430
Penn National Gaming, Inc. 5.88%, 11/1/2021	300,000	292,680
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	300,000	287,250
5.75%, 10/1/2022	200,000	198,000
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	172,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.88%, 1/15/2024 (a)	183,000	193,065
Plantronics, Inc. 5.50%, 5/31/2023 (a)	192,000	184,320
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (a)	200,000	191,750
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	332,000	269,750

See accompanying notes to financial statements.

28	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	$200,000	$205,500
Provident Funding Associates L.P. / PFG Finance Corp. 6.75%, 6/15/2021 (a)	233,000	223,097
Qualitytech LP/QTS Finance Corp. 5.88%, 8/1/2022	300,000	303,750
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (a)	320,000	301,600
Revlon Consumer Products Corp. 5.75%, 2/15/2021	140,000	139,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu:
6.88%, 2/15/2021	340,000	351,900
9.88%, 8/15/2019	275,000	283,250
Rice Energy, Inc.:
6.25%, 5/1/2022	210,000	170,100
7.25%, 5/1/2023	50,000	40,250
RR Donnelley & Sons Co. 7.88%, 3/15/2021	350,000	326,375
RSP Permian, Inc. 6.63%, 10/1/2022	265,000	233,200
SBA Communications Corp. 5.63%, 10/1/2019	175,000	182,438
Scotts Miracle-Gro Co. 6.00%, 10/15/2023 (a)	190,000	198,550
Sealed Air Corp. 4.88%, 12/1/2022 (a)	200,000	205,375
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	250,000	212,500
Sinclair Television Group, Inc. 6.38%, 11/1/2021	325,000	334,750
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	475,000	502,312
Spectrum Brands, Inc. 6.63%, 11/15/2022	200,000	215,260
SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a)	250,000	208,750
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	350,000	346,062
Sprint Corp. 7.25%, 9/15/2021	225,000	169,875
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023 (a)	150,000	159,375
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	325,000	332,312

Security Description	Principal Amount	Value
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	$150,000	$139,688
Steel Dynamics, Inc. 5.13%, 10/1/2021	330,000	321,750
Sunoco L.P. / Sunoco Finance Corp. 6.38%, 4/1/2023 (a)	246,000	234,315
T-Mobile USA, Inc.:
6.00%, 3/1/2023	325,000	333,937
6.63%, 4/28/2021	533,000	565,646
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	300,000	264,750
5.00%, 1/15/2018	175,000	167,668
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.88%, 4/15/2023 (a)	75,000	68,625
Team Health, Inc. 7.25%, 12/15/2023 (a)	130,000	135,850
Tempur Sealy International, Inc. 5.63%, 10/15/2023 (a)	200,000	203,500
Tenet Healthcare Corp.:
5.00%, 3/1/2019	850,000	807,500
6.88%, 11/15/2031	300,000	225,000
Tenneco, Inc. 5.38%, 12/15/2024	150,000	155,625
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022 (a)	300,000	277,500
Toll Brothers Finance Corp. 4.88%, 11/15/2025	200,000	192,875
TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, 8/15/2019	153,000	163,710
TransDigm, Inc. 5.50%, 10/15/2020	150,000	147,000
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	100,000	105,880
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.38%, 6/15/2019	200,000	193,375
Tribune Media Co. 5.88%, 7/15/2022 (a)	225,000	225,000
United Rentals North America, Inc.:
4.63%, 7/15/2023	100,000	100,000
5.50%, 7/15/2025	175,000	166,688
6.13%, 6/15/2023	250,000	256,250
Univar USA, Inc. 6.75%, 7/15/2023 (a)	150,000	129,375

See accompanying notes to financial statements.

High Yield Bond Fund	29

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value

Vereit Operating Partnership L.P. 4.60%, 2/6/2024	$350,000	$334,250
VeriSign, Inc. 5.25%, 4/1/2025	150,000	147,750
WCI Communities, Inc. 6.88%, 8/15/2021	245,000	246,225
WellCare Health Plans, Inc. 5.75%, 11/15/2020	350,000	359,625
WhiteWave Foods Co. 5.38%, 10/1/2022	300,000	315,750
Whiting Petroleum Corp. 5.75%, 3/15/2021	200,000	93,380
WideOpenWest Finance LLC / WideOpenWest Capital Corp. 10.25%, 7/15/2019	250,000	228,750
William Carter Co. 5.25%, 8/15/2021	200,000	204,500
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	350,000	331,625
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	255,000	192,525
Zebra Technologies Corp. 7.25%, 10/15/2022	380,000	398,050
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	175,000	167,353

		48,151,979

Total Corporate Bonds & Notes (cost $61,847,108)		59,098,125

Security Description	Shares	Value
Short-Term Investment - 6.9%
SSGA U.S. Government Money Market Fund 0.00% (d)(e) (cost $4,616,483)	4,616,483	$4,616,483

Total Investments - 94.7% (cost $66,463,591)		63,714,608

Other Assets in Excess of Liabilities - 5.3%		3,570,407

Net Assets - 100.0%		$67,285,015

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 44.2% of net assets as of February 29, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 4).
(e)	The rate shown is the annualized seven-day yield at February 29, 2016.

Abbreviations:

PIK	Payment in Kind
USD	U.S. Dollar

Centrally-Cleared Credit Default Swap Contracts
Credit Indices
Reference Entity	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CDX North American High Yield Index	USD	2,000,000	5.00%	12/20/2020	$(17,254)	$16,705	$(549)

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

During the period ended February 29, 2016, average notional value related to swap contracts was $1,767,351 or 2.6% of net assets.

See accompanying notes to financial statements.

30	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$230,913	$—	$230,913
Barbados	—	205,750	—	205,750
Bermuda	—	370,500	—	370,500
Canada	—	951,937	—	951,937
Cayman Islands	—	845,650	—	845,650
France	—	198,000	—	198,000
Germany	—	388,490	—	388,490
Ireland	—	888,038	—	888,038
Luxembourg	—	3,004,031	—	3,004,031
Netherlands	—	1,729,387	—	1,729,387
Sweden	—	132,000	—	132,000
United Kingdom	—	2,001,450	—	2,001,450
United States	—	48,151,979	—	48,151,979
Short-Term Investment	4,616,483	—	—	4,616,483

Total Investments	$4,616,483	$59,098,125	$—	$63,714,608

Liabilities:

Other Financial Instruments:
Credit Default Swap Contracts*	$—	$(549)	$—	$(549)

Total Investments and Other Financial Instruments	$4,616,483	$59,097,576	$—	$63,714,059

*	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

High Yield Bond Fund	31

SSGA Funds

Statements of Assets and Liabilities — February 29, 2016 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Assets
Investments, at cost	$35,242,125	$33,005,538	$30,082,324
Investments, at value (a)(b)	35,741,883	43,119,045	29,303,316
Due from broker	16,201	—	37,798
Foreign currency, at value (c)(d)	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Foreign currency contracts sold	—	—	—
Receivables:
Dividends and interest	18,199	13,386	22,466
Dividends from affiliated money market funds	—	—	9
Investments sold	—	133,274	—
Fund shares sold	273,717	440	120,754
Foreign taxes recoverable	—	—	—
From adviser	28,104	23,540	27,671
Daily variation margin on futures contracts	—	—	—
Daily variation margin on credit default swap contracts	—	—	—
Prepaid expenses	103	220	145

Total assets	36,078,207	43,289,905	29,512,159

Liabilities
Payables:
Due to custodian	16,386	—	—
Due to broker	293	—	—
Investments purchased	—	113,800	—
Fund shares redeemed	40,399	28,047	2,656
Accrued fees to affiliates and trustees	31,700	65,573	39,606
Other accrued expenses	26,988	39,420	28,485
Deferred tax liability	—	—	—
Daily variation margin on futures contracts	1,140	—	2,660
Unrealized depreciation on forward currency contracts	—	—	—
Payable upon return of securities loaned	6,271,989	1,394,188	—

Total liabilities	6,388,895	1,641,028	73,407

Net Assets	$29,689,312	$41,648,877	$29,438,752

Net Assets Consist of:
Undistributed (Distributions in excess of) net investment income	$19,186	$414,332	$44,334
Accumulated net realized gain (loss)	(15,999,282)	1,309,506	(369,812)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $0, $0, $0, $357,997, $0, $0, respectively)	499,758	10,113,507	(779,008)
Futures contracts	(1,326)	—	25,116
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	—
Paid in capital	45,170,976	29,811,532	30,518,122

Net Assets	$29,689,312	$41,648,877	$29,438,752

See accompanying notes to financial statements.

32	Statements of Assets and Liabilities

State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$118,046,130	$313,785,835	$66,463,591
130,566,446	286,110,472	63,714,608
31	177,500	129,529
301,202	920,475	—
368,790	—	—
353,551	—	—

405,929	879,278	1,014,292
—	—	297
—	—	176,978
83,279	663,556	2,521,581
295,872	714,672	—
30,505	72,232	24,153
—	101,912	—
—	—	8,005
1,409	1,462	382

132,407,014	289,641,559	67,589,825

345,559	—	—
—	—	—
—	—	154,110
290,515	54,783	34,654
357,862	321,370	76,662
151,142	38,526	39,384
309,618	—	—
—	—	—
344,080	—	—
1,834,034	4,326,889	—

3,632,810	4,741,568	304,810

$128,774,204	$284,899,991	$67,285,015

$180,860	$757,722	$(65,657)
(11,900,086)	(559,603,266)	(6,477,212)

12,216,457	(27,675,363)	(2,748,983)
—	(266,500)	—
—	—	(549)
(16,694)	(49,069)	—
128,293,667	871,736,467	76,577,416

$128,774,204	$284,899,991	$67,285,015

See accompanying notes to financial statements.

Statements of Assets and Liabilities	33

SSGA Funds

Statements of Assets and Liabilities — February 29, 2016 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Net Asset Value:
Net asset value, offering and redemption price per share: Class N	$34.83	$15.86	$11.88
Net assets	$27,884,120	$40,988,345	$29,068,516
Shares outstanding ($0.001 par value)	800,541	2,584,703	2,447,346
Net asset value, offering and redemption price per share: Class A	$34.72	$15.85	$11.90
Net assets	$49,379	$148,142	$80,677
Shares outstanding ($0.001 par value)	1,422	9,349	6,777
Maximum Sales Charge	5.25%	5.25%	5.25%
Maximum offering price per share	$36.64	$16.73	$12.56
Net asset value, offering and redemption price per share: Class C	$34.52	$15.78	$11.81
Net assets	$48,271	$143,325	$123,914
Shares outstanding ($0.001 par value)	1,399	9,083	10,489
Net asset value, offering and redemption price per share: Class I	$34.78	$15.86	$11.87
Net assets	$1,698,219	$263,989	$75,361
Shares outstanding ($0.001 par value)	48,831	16,644	6,347
Net asset value, offering and redemption price per share: Class K	$34.85	$15.88	$11.88
Net assets	$9,323	$105,076	$90,284
Shares outstanding ($0.001 par value)	268	6,618	7,600

(a) Securities on loan included in investments	$6,741,976	$2,428,664	$—
(b) Investments in affiliated issuers, SSGA Prime Money Market Fund, SSGA U.S. Government Money Market Fund and State Street Navigator Securities Lending Prime Portfolio	$6,844,859	$1,556,323	$768,300
(c) Foreign currency, cost	$—	$—	$—
(d) Foreign currency, due to custodian at cost	$—	$—	$—

See accompanying notes to financial statements.

34	Statements of Assets and Liabilities

State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$6.48	$9.34	$7.00
$127,162,018	$284,057,294	$66,782,294
19,632,232	30,407,973	9,546,134
$6.46	$9.29	$7.00
$16,161	$304,202	$10,153
2,503	32,728	1,451
5.25%	5.25%	3.75%
$6.82	$9.80	$7.27
$6.39	$9.32	$6.99
$34,204	$80,794	$83,104
5,353	8,666	11,891
$6.48	$9.33	$7.00
$1,558,342	$429,085	$401,138
240,663	45,989	57,300
$6.50	$9.35	$7.00
$3,479	$28,616	$8,326
535	3,062	1,189

$1,760,997	$4,090,043	$—
$3,055,556	$6,081,491	$4,616,483
$301,274	$938,055	$—
$(345,546)	$—	$—

See accompanying notes to financial statements.

Statements of Assets and Liabilities	35

SSGA Funds

Statements of Operations — For the Period Ended February 29, 2016 (Unaudited)

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund

Investment Income
Dividends (net of foreign taxes withheld of $0, $0, $8, $217,745, $238,352, $0, respectively)	$234,804	$825,499	$346,718
Dividends from affiliated money market funds (Note 4)	15	120	86
Interest	—	—	—
Securities lending income (Notes 4 and 10)	15,096	4,417	—

Total investment income	249,915	830,036	346,804

Expenses
Advisory fees (Note 4)	96,156	140,753	70,131
Administration fees (Note 4)	6,410	10,827	7,792
Custodian fees (Note 4)	24,591	14,855	28,917
Distribution fees — Class N (Note 4)	27,070	48,005	34,532
Distribution fees — Class A (Note 4)	57	152	139
Distribution fees — Class C (Note 4)	122	715	690
Transfer agent fees (Note 4)	61,218	63,307	60,397
Professional fees	18,364	18,997	18,110
Registration fees	32,458	31,704	32,327
Shareholder servicing fees — Class N (Note 4)	2,647	5,120	3,837
Shareholder servicing fees — Select Class (Note 4)	—	—	—
Trustees’ fees (Note 5)	7,503	7,506	7,504
Insurance fees	153	330	236
Printing fees	2,902	8,738	3,276
Miscellaneous	4,933	3,200	2,693

Expenses before reductions	284,584	354,209	270,581
Expense reductions	(144,101)	(136,799)	(152,867)

Net expenses	140,483	217,410	117,714

Net investment income	109,432	612,626	229,090

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Net of foreign capital gains taxes of $0, $0, $0, $98,710, $0 and $0 respectively)	(403,384)	4,082,666	792,350
Futures contracts	(95,949)	—	(103,774)
Credit default swap contracts	—	—	—
Foreign currency-related transactions	—	—	(2)

Net realized gain (loss)	(499,333)	4,082,666	688,574

Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $0, $0, $0, $303,859, $0 and $0, respectively)	(1,346,119)	(2,431,707)	(4,238,262)
Futures contracts	(1,326)	—	80,803
Foreign currency-related transactions	—	—	—
Credit default swap contracts	—	—	—

Net change in unrealized appreciation (depreciation)	(1,347,445)	(2,431,707)	(4,157,459)

Net realized and unrealized gain (loss)	(1,846,778)	1,650,959	(3,468,885)

Net Increase (Decrease) in Net Assets from Operations	$(1,737,346)	$2,263,585	$(3,239,795)

See accompanying notes to financial statements.

36	Statements of Operations

State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

$1,637,557	$3,322,352	$—
160	200	4,487
6,534	—	2,267,700
13,776	37,959	—

1,658,027	3,360,511	2,272,187

609,667	1,163,236	105,941
40,644	77,549	17,657
191,514	99,119	25,112
174,466	348,171	78,841
23	175	12
219	439	427
124,031	110,482	62,160
20,608	25,972	26,800
49,335	32,666	31,034
18,610	35,591	7,008
698	—	—
7,542	7,544	7,458
1,950	2,190	571
70,962	28,572	7,493
12,472	11,178	3,676

1,322,741	1,942,884	374,190
(308,883)	(392,732)	(112,779)

1,013,858	1,550,152	261,411

644,169	1,810,359	2,010,776

(9,845,836)	(5,370,481)	(4,905,721)
(422,537)	(50,119)	—
—	—	(61,734)
(1,540,914)	(93,274)	—

(11,809,287)	(5,513,874)	(4,967,455)

(6,592,112)	(28,524,845)	(476,839)
327,943	(266,500)	—
969,223	(14,521)	—
—	—	47,556

(5,294,946)	(28,805,866)	(429,283)

(17,104,233)	(34,319,740)	(5,396,738)

$(16,460,064)	$(32,509,381)	$(3,385,962)

See accompanying notes to financial statements.

Statements of Operations	37

SSGA Funds

Statements of Changes in Net Assets

	SSGA Dynamic Small Cap Fund		SSGA Clarion Real Estate Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Increase (Decrease) in Net Assets

Operations
Net investment income	$109,432	$177,069	$612,626	$832,139
Net realized gain (loss)	(499,333)	1,080,174	4,082,666	6,959,886
Net change in unrealized depreciation	(1,347,445)	(1,069,468)	(2,431,707)	(7,207,706)

Net increase (decrease) in net assets from operations	(1,737,346)	187,775	2,263,585	584,319

Distributions
From net investment income
Class N	(158,415)	(128,641)	(384,181)	(705,477)
Class A	(417)	(45)	(819)	(1,347)
Class C	(114)	(13)	(507)	(906)
Class I	(13,632)	(2,289)	(2,356)	(2,393)
Class K	(94)	(64)	(1,083)	(1,641)
Select Class	—	—	—	—
From net realized gains
Class N	—	—	(942,272)	—
Class A	—	—	(2,426)	—
Class C	—	—	(3,309)	—
Class I	—	—	(6,017)	—
Class K	—	—	(2,426)	—
Select Class	—	—	—	—

Net decrease in net assets from distributions	(172,672)	(131,052)	(1,345,396)	(711,764)

Share Transactions
Net increase (decrease) in net assets from share transactions (Note 8)	7,778,863	(412,340)	(5,286,320)	(6,785,069)

Total Net Increase (Decrease) in Net Assets	5,868,845	(355,617)	(4,368,131)	(6,912,514)

Net Assets
Beginning of period	23,820,467	24,176,084	46,017,008	52,929,522

End of period	$29,689,312	$23,820,467	$41,648,877	$46,017,008

Undistributed (distributions in excess of) net investment income	$19,186	$82,426	$414,332	$190,652

See accompanying notes to financial statements.

38	Statements of Changes in Net Assets

SSGA Enhanced Small Cap Fund		State Street Disciplined Emerging Markets Equity Fund		SSGA International Stock Selection Fund
Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

$229,090	$438,142	$644,169	$5,259,823	$1,810,359	$8,137,083
688,574	2,492,374	(11,809,287)	58,499,547	(5,513,874)	25,399,764
(4,157,459)	(2,683,024)	(5,294,946)	(163,171,509)	(28,805,866)	(50,436,508)

(3,239,795)	247,492	(16,460,064)	(99,412,139)	(32,509,381)	(16,899,661)

(331,293)	(292,624)	—	(7,083,502)	(7,923,059)	(3,460,820)
(646)	(817)	—	(181)	(4,769)	(83)
(570)	(320)	—	(1,521)	(1,427)	(510)
(1,023)	(982)	—	(30,496)	(12,386)	(3,618)
(2,009)	(112)	—	(198)	(250)	(102)
—	—	—	(1,977,714)	—	—

(3,058,682)	(4,434,304)	(33,801,173)	(119,649,881)	—	—
(9,622)	(14,347)	(4,110)	(3,149)	—	—
(14,138)	(14,519)	(10,647)	(31,451)	—	—
(8,785)	(14,290)	(405,615)	(488,564)	—	—
(14,743)	(1,425)	(1,065)	(3,151)	—	—
—	—	(1,461,035)	(31,676,855)	—	—

(3,441,511)	(4,773,740)	(35,683,645)	(160,946,663)	(7,941,891)	(3,465,133)

3,136,488	5,495,643	(2,747,498)	(215,844,066)	(819,831)	(39,248,360)

(3,544,818)	969,395	(54,891,207)	(476,202,868)	(41,271,103)	(59,613,154)

32,983,570	32,014,175	183,665,411	659,868,279	326,171,094	385,784,248

$29,438,752	$32,983,570	$128,774,204	$183,665,411	$284,899,991	$326,171,094

$44,334	$150,785	$180,860	$(463,309)	$757,722	$6,889,254

See accompanying notes to financial statements.

Statements of Changes in Net Assets	39

SSGA Funds

Statements of Changes in Net Assets

	SSGA High Yield Bond Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Increase (Decrease) in Net Assets

Operations
Net investment income	$2,010,776	$4,848,107
Net realized gain (loss)	(4,967,455)	(1,414,306)
Net change in unrealized depreciation	(429,283)	(5,780,824)

Net increase (decrease) in net assets from operations	(3,385,962)	(2,347,023)

Distributions
From net investment income
Class N	(2,181,007)	(5,177,842)
Class A	(291)	(526)
Class C	(2,225)	(4,569)
Class I	(13,777)	(23,798)
Class K	(273)	(566)
Select Class	—	—
From net realized gains
Class N	—	(1,544,310)
Class A	—	(184)
Class C	—	(1,839)
Class I	—	(16,490)
Class K	—	(184)
Select Class	—	—

Net decrease in net assets from distributions	(2,197,573)	(6,770,308)

Share Transactions
Net increase (decrease) in net assets from share transactions (Note 8)	(3,338,016)	(3,702,872)

Total Net Increase (Decrease) in Net Assets	(8,921,551)	(12,820,203)

Net Assets
Beginning of period	76,206,566	89,026,769

End of period	$67,285,015	$76,206,566

Undistributed (distributions in excess of) net investment income	$(65,657)	$121,140

See accompanying notes to financial statements.

40	Statements of Changes in Net Assets

This page has been intentionally left blank.

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income		$ Distributions from Net Realized Gain
SSGA Dynamic Small Cap Fund
Class N
February 29, 2016*	37.26	0.16	(2.33)	(2.17)	—	(0.26)		—
August 31, 2015	37.33	0.27	(0.14)	0.13	—	(0.20)		—
August 31, 2014	31.76	0.17	5.67	5.84	—	(0.27)		—
August 31, 2013	24.28	0.17	7.56	7.73	0.01	(0.26)		—
August 31, 2012	20.89	0.25	3.14	3.39	—	—		—
August 31, 2011	15.80	(0.05)	5.14	5.09	—	—		—
Class A
February 29, 2016*	37.21	0.14	(2.34)	(2.20)	—	(0.29)		—
August 31, 2015	37.32	0.19	(0.13)	0.06	—	(0.17)		—
August 31, 2014**	37.38	(0.01)	(0.05)	(0.06)	—	—		—
Class C
February 29, 2016*	37.01	(0.03)	(2.30)	(2.33)	—	(0.16)		—
August 31, 2015	37.28	(0.10)	(0.12)	(0.22)	—	(0.05)		—
August 31, 2014**	37.38	(0.05)	(0.05)	(0.10)	—	—		—
Class I
February 29, 2016*	37.25	0.17	(2.33)	(2.16)	—	(0.31)		—
August 31, 2015	37.33	0.25	(0.10)	0.15	—	(0.23)		—
August 31, 2014**	37.38	0.00 (f)	(0.05)	(0.05)	—	—		—
Class K
February 29, 2016*	37.33	0.21	(2.34)	(2.13)	—	(0.35)		—
August 31, 2015	37.34	0.36	(0.13)	0.23	—	(0.24)		—
August 31, 2014**	37.38	0.01	(0.05)	(0.04)	—	—		—
SSGA Clarion Real Estate Fund
Class N
February 29, 2016*	15.53	0.23	0.61	0.84	—	(0.14)		(0.37)
August 31, 2015	15.54	0.26	(0.05)	0.21	—	(0.22)		—
August 31, 2014	12.63	0.23	2.91	3.14	—	(0.23)		—
August 31, 2013	13.11	0.21	(0.46)	(0.25)	—	(0.23)		—
August 31, 2012	11.07	0.21	2.00	2.21	—	(0.17)		—
August 31, 2011	9.49	0.14	1.60	1.74	—	(0.16)		—
Class A
February 29, 2016*	15.52	0.22	0.60	0.82	—	(0.12)		(0.37)
August 31, 2015	15.54	0.23	(0.05)	0.18	—	(0.20)		—
August 31, 2014**	15.11	(0.11)	0.54	0.43	—	(0.00	)(f)	—
Class C
February 29, 2016*	15.45	0.15	0.61	0.76	—	(0.06)		(0.37)
August 31, 2015	15.53	0.10	(0.04)	0.06	—	(0.14)		—
August 31, 2014**	15.11	(0.12)	0.54	0.42	—	—		—
Class I
February 29, 2016*	15.54	0.23	0.61	0.84	—	(0.15)		(0.37)
August 31, 2015	15.55	0.23	(0.01)	0.22	—	(0.23)		—
August 31, 2014**	15.11	(0.10)	0.54	0.44	—	(0.00	)(f)	—
Class K
February 29, 2016*	15.55	0.25	0.61	0.86	—	(0.16)		(0.37)
August 31, 2015	15.55	0.30	(0.05)	0.25	—	(0.25)		—
August 31, 2014**	15.11	(0.10)	0.55	0.45	—	(0.01)		—

*	For the six months ended February 29, 2016 (Unaudited).
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended August 31, 2013, the total return would have been 31.70%.
(f)	Less than $0.005 per share.

See accompanying notes to financial statements.

42	Financial Highlights

$ Total Distributions		$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(b)(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.26)		34.83	(5.87)	27,884	1.10	2.22	0.85	51
(0.20)		37.26	0.33	22,508	1.10	2.08	0.72	73
(0.27)		37.33	18.42	24,136	1.20	1.82	0.46	189
(0.26)		31.76	32.20 (e)	23,509	1.25	2.28	0.61	147
—		24.28	16.23	10,007	1.25	3.51	1.10	160
—		20.89	32.22	9,115	1.25	3.38	(0.24)	179

(0.29)		34.72	(5.96)	49	1.30	2.42	0.79	51
(0.17)		37.21	0.15	10	1.30	2.28	0.49	73
—		37.32	(0.16)	10	1.20	3.04	(0.17)	189

(0.16)		34.52	(6.33)	48	2.05	3.17	(0.19)	51
(0.05)		37.01	(0.60)	10	2.05	3.03	(0.26)	73
—		37.28	(0.29)	10	1.93	3.77	(0.91)	189

(0.31)		34.78	(5.84)	1,698	1.05	2.17	0.92	51
(0.23)		37.25	0.40	1,282	1.05	2.03	0.65	73
—		37.33	(0.13)	10	0.95	2.79	0.08	189

(0.35)		34.85	(5.77)	9	0.85	1.97	1.13	51
(0.24)		37.33	0.61	10	0.85	1.83	0.94	73
—		37.34	(0.11)	10	0.76	2.62	0.26	189

(0.51)		15.86	5.33	40,988	1.00	1.63	2.83	14
(0.22)		15.53	1.33	45,452	1.00	1.46	1.60	38
(0.23)		15.54	25.11	52,518	1.00	1.36	1.62	32
(0.23)		12.63	(1.94)	39,956	1.00	1.43	1.60	58
(0.17)		13.11	20.22	62,155	1.00	1.32	1.76	21
(0.16)		11.07	18.41	58,135	1.00	1.26	1.29	12

(0.49)		15.85	5.22	148	1.20	1.83	2.72	14
(0.20)		15.52	1.14	103	1.20	1.66	1.39	38
(0.00	)(f)	15.54	2.85	103	1.18	1.53	(4.51)	32

(0.43)		15.78	4.75	143	1.95	2.58	1.90	14
(0.14)		15.45	0.33	118	1.95	2.41	0.62	38
—		15.53	2.78	103	1.91	2.27	(5.25)	32

(0.52)		15.86	5.30	264	0.95	1.58	2.87	14
(0.23)		15.54	1.35	241	0.95	1.41	1.38	38
(0.00	)(f)	15.55	2.93	103	0.93	1.29	(4.27)	32

(0.53)		15.88	5.40	105	0.75	1.39	3.09	14
(0.25)		15.55	1.62	103	0.75	1.21	1.84	38
(0.01)		15.55	2.95	103	0.74	1.08	(4.07)	32

See accompanying notes to financial statements.

Financial Highlights	43

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Voluntary Contribution from Adviser	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA Enhanced Small Cap Fund
Class N
February 29, 2016*	14.81	0.10	(1.47)	(1.37)	—	(0.15)	(1.41)
August 31, 2015	17.12	0.19	0.13	0.32	—	(0.11)	(2.52)
August 31, 2014	14.44	0.13	2.84	2.97	—	(0.29)	—
August 31, 2013	11.54	0.18	2.84	3.02	—	(0.12)	—
August 31, 2012	10.14	0.11	1.37	1.48	—	(0.08)	—
August 31, 2011	7.95	0.07	2.17	2.24	—	(0.05)	—
Class A
February 29, 2016*	14.78	0.09	(1.47)	(1.38)	—	(0.09)	(1.41)
August 31, 2015	17.11	0.17	0.11	0.28	—	(0.09)	(2.52)
August 31, 2014**	17.23	(0.02)	(0.10)	(0.12)	—	—	—
Class C
February 29, 2016*	14.70	0.03	(1.45)	(1.42)	—	(0.06)	(1.41)
August 31, 2015	17.10	0.05	0.11	0.16	—	(0.04)	(2.52)
August 31, 2014**	17.23	(0.04)	(0.09)	(0.13)	—	—	—
Class I
February 29, 2016*	14.81	0.10	(1.47)	(1.37)	—	(0.16)	(1.41)
August 31, 2015	17.12	0.20	0.12	0.32	—	(0.11)	(2.52)
August 31, 2014**	17.23	(0.01)	(0.10)	(0.11)	—	—	—
Class K
February 29, 2016*	14.83	0.12	(1.47)	(1.35)	—	(0.19)	(1.41)
August 31, 2015	17.13	0.21	0.14	0.35	—	(0.13)	(2.52)
August 31, 2014**	17.23	(0.01)	(0.09)	(0.10)	—	—	—
State Street Disciplined Emerging Markets Equity Fund
Class N
February 29, 2016*	9.30	0.03	(0.86)	(0.83)	—	—	(1.99)
August 31, 2015	19.22	0.20	(3.89)	(3.69)	—	(0.39)	(5.84)
August 31, 2014	18.47	0.26	2.53	2.79	0.01	(0.44)	(1.61)
August 31, 2013	18.71	0.37	(0.28)	0.09	—	(0.33)	—
August 31, 2012	20.81	0.34	(2.14)	(1.80)	—	(0.30)	—
August 31, 2011	19.20	0.29	1.70	1.99	—	(0.38)	—
Class A
February 29, 2016*	9.29	0.03	(0.87)	(0.84)	—	—	(1.99)
August 31, 2015	19.22	0.26	(3.97)	(3.71)	—	(0.38)	(5.84)
August 31, 2014**	18.68	0.07	0.46 (g)	0.53 (g)	0.01	—	—
Class C
February 29, 2016*	9.24	(0.01)	(0.85)	(0.86)	—	—	(1.99)
August 31, 2015	19.20	0.07	(3.87)	(3.80)	—	(0.32)	(5.84)
August 31, 2014**	18.68	0.04	0.47 (g)	0.51 (g)	0.01	—	—
Class I
February 29, 2016*	9.30	0.03	(0.86)	(0.83)	—	—	(1.99)
August 31, 2015	19.23	0.20	(3.88)	(3.68)	—	(0.41)	(5.84)
August 31, 2014**	18.68	0.07	0.47 (g)	0.54 (g)	0.01	—	—
Class K
February 29, 2016*	9.31	0.04	(0.86)	(0.82)	—	—	(1.99)
August 31, 2015	19.23	0.23	(3.89)	(3.66)	—	(0.42)	(5.84)
August 31, 2014**	18.68	0.08	0.46 (g)	0.54 (g)	0.01	—	—

*	For the six months ended February 29, 2016 (Unaudited).
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2014, the total return would have been 15.62% for Class N, 2.84% for Class A, 2.73% for Class C, 2.89% for Class I, and 2.89% for Class K of State Street Disciplined Emerging Markets Equity Fund.
(f)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have been 0.41% for the Class N shares of State Street Disciplined Emerging Markets Equity Fund.
(g)	Amount previously presented has been restated by $0.01.

See accompanying notes to financial statements.

44	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(b)(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(1.56)	11.88	(10.00)	29,069	0.75	1.73	1.47	42
(2.63)	14.81	1.74	32,432	0.75	1.47	1.22	90
(0.29)	17.12	20.71	31,706	0.75	1.28	0.78	71
(0.12)	14.44	26.45	29,321	0.75	1.36	1.35	57
(0.08)	11.54	14.76	27,134	0.75	1.58	1.06	64
(0.05)	10.14	28.19	27,311	0.75	1.44	0.69	57

(1.50)	11.90	(10.06)	81	0.95	1.93	1.34	42
(2.61)	14.78	1.51	179	0.95	1.67	1.09	90
—	17.11	(0.70)	99	0.93	1.98	(0.77)	71

(1.47)	11.81	(10.43)	124	1.70	2.68	0.51	42
(2.56)	14.70	0.70	147	1.70	2.42	0.31	90
—	17.10	(0.75)	99	1.67	2.72	(1.51)	71

(1.57)	11.87	(10.00)	75	0.70	1.68	1.51	42
(2.63)	14.81	1.76	90	0.70	1.42	1.26	90
—	17.12	(0.64)	99	0.69	1.73	(0.52)	71

(1.60)	11.88	(9.87)	90	0.50	1.48	1.72	42
(2.65)	14.83	1.93	135	0.50	1.21	1.39	90
—	17.13	(0.58)	10	0.49	1.50	(0.32)	71

(1.99)	6.48	(10.53)	127,162	1.25	1.64	0.79	61
(6.23)	9.30	(22.67)	171,885	1.25	1.40	1.54	78
(2.05)	19.22	15.68 (e)	495,509	1.20	1.24	1.44	89
(0.33)	18.47	0.45 (f)	938,195	1.25	1.26	1.86	56
(0.30)	18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
(0.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50

(1.99)	6.46	(10.74)	16	1.45	1.84	0.60	61
(6.22)	9.29	(22.73)	19	1.45	1.59	2.19	78
—	19.22	2.89 (e)	10	1.36	1.77	2.27	89

(1.99)	6.39	(10.97)	34	2.20	2.58	(0.17)	61
(6.16)	9.24	(23.43)	49	2.20	2.34	0.56	78
—	19.20	2.78 (e)	103	2.11	2.52	1.51	89

(1.99)	6.48	(10.53)	1,558	1.20	1.58	0.83	61
(6.25)	9.30	(22.56)	1,447	1.20	1.34	1.83	78
—	19.23	2.94 (e)	10	1.12	1.52	2.52	89

(1.99)	6.50	(10.40)	3	1.00	1.36	0.99	61
(6.26)	9.31	(22.49)	5	1.01	1.15	1.78	78
—	19.23	2.94 (e)	10	0.97	1.42	2.65	89

See accompanying notes to financial statements.

Financial Highlights	45

SSGA Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA International Stock Selection Fund
Class N
February 29, 2016*	10.65	0.06	(1.11)	(1.05)	(0.26)	—
August 31, 2015	11.24	0.25	(0.74)	(0.49)	(0.10)	—
August 31, 2014	9.90	0.27	1.53	1.80	(0.46)	—
August 31, 2013	8.61	0.23	1.40	1.63	(0.34)	—
August 31, 2012	9.24	0.23	(0.53)	(0.30)	(0.33)	—
August 31, 2011	8.81	0.23	0.46	0.69	(0.26)	—
Class A
February 29, 2016*	10.64	0.05	(1.12)	(1.07)	(0.28)	—
August 31, 2015	11.23	0.24	(0.73)	(0.49)	(0.10)	—
August 31, 2014**	11.54	0.03	(0.34)	(0.31)	—	—
Class C
February 29, 2016*	10.58	0.01	(1.11)	(1.10)	(0.16)	—
August 31, 2015	11.22	0.15	(0.73)	(0.58)	(0.06)	—
August 31, 2014**	11.54	0.02	(0.34)	(0.32)	—	—
Class I
February 29, 2016*	10.65	0.06	(1.11)	(1.05)	(0.27)	—
August 31, 2015	11.24	0.29	(0.76)	(0.47)	(0.12)	—
August 31, 2014**	11.54	0.03	(0.33)	(0.30)	—	—
Class K
February 29, 2016*	10.67	0.09	(1.12)	(1.03)	(0.29)	—
August 31, 2015	11.24	0.28	(0.73)	(0.45)	(0.12)	—
August 31, 2014**	11.54	0.04	(0.34)	(0.30)	—	—
SSGA High Yield Bond Fund
Class N
February 29, 2016*	7.55	0.20	(0.53)	(0.33)	(0.22)	—
August 31, 2015	8.36	0.42	(0.62)	(0.20)	(0.46)	(0.15)
August 31, 2014	8.40	0.47	0.36	0.83	(0.47)	(0.40)
August 31, 2013	8.36	0.49	0.08	0.57	(0.51)	(0.02)
August 31, 2012	7.90	0.52	0.48	1.00	(0.54)	—
August 31, 2011	7.84	0.58	0.06	0.64	(0.58)	—
Class A
February 29, 2016*	7.55	0.20	(0.54)	(0.34)	(0.21)	—
August 31, 2015	8.36	0.41	(0.63)	(0.22)	(0.44)	(0.15)
August 31, 2014**	8.41	0.07	(0.07)	—	(0.05)	—
Class C
February 29, 2016*	7.55	0.17	(0.54)	(0.37)	(0.19)	—
August 31, 2015	8.36	0.35	(0.63)	(0.28)	(0.38)	(0.15)
August 31, 2014**	8.41	0.06	(0.07)	(0.01)	(0.04)	—
Class I
February 29, 2016*	7.56	0.21	(0.55)	(0.34)	(0.22)	—
August 31, 2015	8.36	0.42	(0.61)	(0.19)	(0.46)	(0.15)
August 31, 2014**	8.41	0.07	(0.07)	—	(0.05)	—
Class K
February 29, 2016*	7.56	0.21	(0.54)	(0.33)	(0.23)	—
August 31, 2015	8.36	0.45	(0.62)	(0.17)	(0.48)	(0.15)
August 31, 2014**	8.41	0.07	(0.07)	—	(0.05)	—

*	For the six months ended February 29, 2016 (Unaudited).
**	For the period July 7, 2014 (commencement of operations) to August 31, 2014.
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a contribution during the period ended August 31, 2013, the total return would have remained 19.45% for the Class N shares of State Street International Stock Selection Fund.

See accompanying notes to financial statements.

46	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(b)(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.26)	9.34	(10.03)	284,057	1.00	1.25	1.17	49
(0.10)	10.65	(4.31)	325,556	1.00	1.20	2.26	60
(0.46)	11.24	18.31	385,784	1.02	1.19	2.46	74
(0.34)	9.90	19.45 (e)	368,091	1.00	1.19	2.41	54
(0.33)	8.61	(3.16)	387,120	1.00	1.21	2.65	90
(0.26)	9.24	7.61	766,126	1.00	1.19	2.27	77

(0.28)	9.29	(10.23)	304	1.19	1.45	1.14	49
(0.10)	10.64	(4.39)	16	1.20	1.40	2.16	60
—	11.23	(2.69)	10	1.17	1.50	1.65	74

(0.16)	9.32	(10.47)	81	1.95	2.20	0.22	49
(0.06)	10.58	(5.18)	92	1.95	2.15	1.34	60
—	11.22	(2.77)	97	1.91	2.25	0.91	74

(0.27)	9.33	(10.03)	429	0.95	1.20	1.23	49
(0.12)	10.65	(4.21)	499	0.95	1.16	2.61	60
—	11.24	(2.60)	10	0.92	1.24	1.90	74

(0.29)	9.35	(9.96)	29	0.75	1.01	1.75	49
(0.12)	10.67	(4.01)	9	0.75	0.96	2.54	60
—	11.24	(2.60)	10	0.73	1.11	2.09	74

(0.22)	7.00	(4.42)	66,782	0.74	1.06	5.70	38
(0.61)	7.55	(2.38)	75,632	0.75	0.92	5.38	100
(0.87)	8.36	10.49	89,027	0.73	0.78	5.61	79
(0.53)	8.40	6.85	89,257	0.75	0.79	5.70	112
(0.54)	8.36	13.17	113,999	0.75	0.88	6.30	196
(0.58)	7.90	8.16	78,626	0.75	0.83	7.02	294

(0.21)	7.00	(4.51)	10	0.95	1.26	5.51	38
(0.59)	7.55	(2.57)	9	0.94	1.11	5.21	100
(0.05)	8.36	(0.05)	10	0.93	1.19	5.18	79

(0.19)	6.99	(5.00)	83	1.69	2.01	4.75	38
(0.53)	7.55	(3.28)	90	1.70	1.87	4.45	100
(0.04)	8.36	(0.09)	99	1.67	1.95	4.45	79

(0.22)	7.00	(4.53)	401	0.69	1.01	5.75	38
(0.61)	7.56	(2.22)	467	0.70	0.87	5.42	100
(0.05)	8.36	(0.03)	10	0.68	0.94	5.43	79

(0.23)	7.00	(4.44)	8	0.49	0.81	5.94	38
(0.63)	7.56	(2.16)	9	0.50	0.67	5.66	100
(0.05)	8.36	(0.02)	10	0.50	0.81	5.63	79

See accompanying notes to financial statements.

Financial Highlights	47

SSGA Funds

Notes to Financial Statements — February 29, 2016 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

As of February 29, 2016, the Trust consisted of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations:
SSGA Dynamic Small Cap Fund (diversified)	Class N Class A Class C Class I Class K	July 1, 1992 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Clarion Real Estate Fund (non-diversified)	Class N Class A Class C Class I Class K	April 29, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA Enhanced Small Cap Fund (diversified)	Class N Class A Class C Class I Class K	March 22, 2005 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
State Street Disciplined Emerging Markets Equity Fund (formerly SSGA Emerging Markets Fund) (diversified)	Class N Class A Class C Class I Class K	March 1,1994 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA International Stock Selection Fund (diversified)	Class N Class A Class C Class I Class K	March 7, 1995 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014
SSGA High Yield Bond Fund (diversified)	Class N Class A Class C Class I Class K	May 4, 1998 July 7, 2014 July 7, 2014 July 7, 2014 July 7, 2014

The financial statements of the remaining five (5) series are presented in separate reports.

On December 29, 2015, the Select Class of the State Street Disciplined Emerging Markets Equity Fund was liquidated and closed.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Deloitte & Touche LLP (“Deloitte & Touche”) served as independent registered certified public accounting firm through November 19, 2014. On November 19, 2014, upon recommendation by the Audit Committee of the Funds, the Funds’ Board of Trustees selected Ernst & Young LLP to replace Deloitte & Touche as the independent public accountant for the fiscal year ended August 31, 2015.

48	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

The reports of Deloitte & Touche on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the two most recent fiscal years and through November 19, 2014, there have been no disagreements with Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte & Touche would have caused them to make reference thereto in their reports on the financial statements for such years.

During the two most recent fiscal years and through November 19, 2014, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested, and Deloitte & Touche furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended February 28, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. The members of the Committee are approved by the Board. Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stock and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from the pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

Notes to Financial Statements	49

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

•

Equity-Linked Securities are valued at the last reported sale or settlement price of the linked referenced equity. Foreign exchange adjustments, if any, are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. During the period ended February 29, 2016, there were no material transfers between levels except for the International Stock Selection Fund which had $50,527,481 transferred from Level 2 to Level 1 due to a market closure in observance of a holiday on August 31, 2015. The transfers that did occur were the result of fair value pricing using significant observable inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at the source, if any. Interest income, if any, is recorded daily on an accrual basis. All premiums and discounts are amortized / accreted for financial reporting purposes using the interest method. Non-cash dividends received in the form of stock, if any, are recorded as

50	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts, if any, are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (REITs). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as income, return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate to return of capital or capital gain distributions at year end based on information provided by the REIT and management’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions are determined using the identified cost method.

Expenses

Certain expenses, which are directly identifiable to a specific Fund are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Investment income, realized and unrealized gains and losses, certain fund level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and shareholder servicing fees. Differences in class specific level expenses may result in payment of different per share dividends by class.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates deemed appropriate pursuant to the valuation policy and procedures at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of transactions. The Fund does not isolate the effect of changes in foreign exchange from the effect of fluctuations in the market price of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statement of operations. Foreign taxes payable or deferred as of February 29, 2016 if any, are disclosed in the Funds’ statements of assets and liabilities.

The State Street Disciplined Emerging Markets Equity Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 29, 2016. The accrual for unrealized capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred Tax Liability	Capital Gains Taxes

State Street Disciplined Emerging Markets Equity Fund	$309,618	$739,228

High Yield Securities

The SSGA High Yield Bond Fund may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Notes to Financial Statements	51

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

Loan Agreements

The SSGA High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan anticipation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Forward Foreign Currency Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Forward foreign currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended February 29, 2016, the State Street Disciplined Emerging Markets Equity Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

Futures Contracts

Certain Funds may enter into future contracts to meet the Funds’ objectives. A Future contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security or index. Such receipts or payment is recorded by the Funds for financial statement purposes as unrealized gains or losses, and is recorded on the Statements of Assets and Liabilities. The Funds recognize a realized gain or loss when the contract is closed, which is recorded on the Statements of Operations. The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of futures contract decreases due to unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of future contracts also involves the risk that the movements in the price of the future contracts do not correlate the movement of the assets underlying such contracts.

For the period ended February 29, 2016, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSGA Dynamic Small Cap Fund	Exposing cash reserves to markets
SSGA Enhanced Small Cap Fund	Exposing cash reserves to markets
SSGA International Stock Selection Fund	Exposing cash reserves to markets
SSGA High Yield Bond Fund	Hedging duration

Swaps

Certain funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

52	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statements of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statements of Assets and Liabilities as Due from Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap or a total return swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

Notes to Financial Statements	53

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Entering into a swap contract involves, to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of February 29, 2016, is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of February 29, 2016, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,000,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

The aggregate value of the collateral of the credit default swaps held as of February 29, 2016, was $135,066.

Risks associated with Derivatives

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Funds’ derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Funds’ derivative positions at any time and may impact the Funds’ ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Funds’ performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Regulations recently adopted or proposed by regulators in the U.S. and other countries may substantially affect the markets in which derivatives are traded, including requiring central clearing and reporting of transactions that may not have been previously required to be reported or cleared. These regulations may require, among other things, that the Funds post greater amounts of collateral or margin than the amounts currently posted by the Funds on a bilateral basis with its derivatives counterparties or with derivatives clearing organizations. In addition, the regulations may make certain types of derivatives uneconomical or unavailable to the Funds, and they may substantially reduce the liquidity for some derivatives. The full extent of the new regulations and their effects on the derivatives markets are not known at this time.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into OTC under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty.

54	Notes to Financial Statements

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An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustee. The Fund bears the market risk arising from any change in index or security values or interest rates.

The following tables summarize the value of the Funds’ derivative instruments as of February 29, 2016, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Risk	Other Contracts Risk	Total
SSGA Enhanced Small Cap Fund	Futures Contracts(a)	$—	$—	$—	$25,116	$—	$—	$25,116
State Street Disciplined Emerging Markets Equity Fund	Forward Contracts(b)	—	368,790	—	—	—	—	368,790

Liability Derivatives

		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Risk	Other Contracts Risk	Total
SSGA Dynamic Small Cap Fund	Futures Contracts(a)	$—	$—	$—	$(1,326)	$—	$—	$(1,326)
State Street Disciplined Emerging Markets Equity Fund	Forward Contracts(b)	—	(344,080)	—	—	—	—	(344,080)
SSGA International Stock Selection Fund	Futures Contracts(a)	—	—	—	(266,500)	—	—	(266,500)
SSGA High Yield Bond Fund	Credit Default Swap Contracts(c)	—	—	(549)	—	—	—	(549)

(a)	Schedule of Investments: unrealized appreciation (depreciation) of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statements of Assets and Liabilities.
(b)	Statements of Assets and Liabilities: unrealized appreciation (depreciation) on forward currency contracts.
(c)	Schedule of Investments: unrealized appreciation (depreciation) of credit default swaps contracts. Only current day’s variation margin is reported within Statements of Assets and Liabilities.

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Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

Net Realized Gain (Loss)

		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Risk	Other Contracts Risk	Total
SSGA Dynamic Small Cap Fund	Futures Contracts(a)	$—	$—	$—	$(95,949)	$—	$—	$(95,949)
SSGA Enhanced Small Cap Fund	Futures Contracts(a)	—	—	—	(103,774)	—	—	(103,774)
State Street Disciplined Emerging Markets Equity Fund	Forward Contracts(b)	—	(1,079,641)	—	—	—	—	(1,079,641)
	Futures Contracts(a)	—	—	—	(422,537)	—	—	(422,537)
SSGA International Stock Selection Fund	Futures Contracts(a)	—	—	—	(50,119)	—	—	(50,119)
SSGA High Yield Bond Fund	Credit Default Swap Contracts(c)	—	—	(61,734)	—	—	—	(61,734)

(a)	Statements of Operations: Net realized gain (loss) on futures contracts
(b)	Statements of Operations: Net realized gain (loss) on foreign currency-related transactions*
(c)	Statements of Operations: Net realized gain (loss) on credit default swap contracts
*	Includes only forward foreign currency-related transactions

Net Change in Unrealized Appreciation (Depreciation)

		Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Risk	Other Contracts Risk	Total
SSGA Dynamic Small Cap Fund	Futures Contracts(a)	$—	$—	$—	$(1,326)	$—	$—	$(1,326)
SSGA Enhanced Small Cap Fund	Futures Contracts(a)	—	—	—	80,803	—	—	80,803
State Street Disciplined Emerging Markets Equity Fund	Forward Contracts(b)	—	930,393	—	—	—	—	930,393
	Futures Contracts(a)	—	—	—	327,943	—	—	327,943
SSGA International Stock Selection Fund	Futures Contracts(a)	—	—	—	(266,500)	—	—	(266,500)
SSGA High Yield Bond Fund	Credit Default Swap Contracts(c)	—	—	47,556	—	—	—	47,556

(a)	Statements of Operations: Net change in unrealized appreciation (depreciation) on futures contracts
(b)	Statements of Operations: Net change in unrealized appreciation (depreciation) on foreign currency-related transactions*
(c)	Statements of Operations: Net change in unrealized appreciation (depreciation) on credit default swap contracts
*	Includes only forward foreign currency-related transactions

Average notional related to futures contracts is included in the Schedules of Investments. State Street Disciplined Emerging Markets Equity Fund had no open futures contracts at February 29, 2016. During the period ended February 29, 2016, average notional value related to futures contracts was $2,316,768 or 1.8% of net assets for the State Street Disciplined Emerging Markets Equity Fund.

56	Notes to Financial Statements

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Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

For financial reporting purposes, State Street Disciplined Emerging Markets Equity Fund does not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on the Statements of Assets and Liabilities. The following tables set forth State Street Disciplined Emerging Markets Equity Fund’s net exposure to derivative assets and liabilities available for offset and net of collateral, if any, at February 29, 2016.

Offsetting of Financial Assets and Derivative Assets
Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount

Bank of America, N.A.	$6,720	$—	$—	$6,720
Barclays Capital	67,419	(35,998)	—	31,421
BNP Paribas SA	21,646	(8,646)	—	13,000
Citibank N.A.	27,943	(27,943)	—	—
Credit Suisse International	117	—	—	117
Deutsche Bank AG	117,812	(59,156)	—	58,656
HSBC Bank USA	3,384	(1,946)	—	1,438
JP Morgan Chase Bank, N.A.	123,586	(16,991)	—	106,595
Standard Chartered Bank	163	—	—	163

	$368,790	$(150,680)	$—	$218,110

Offsetting of Financial Liabilities and Derivative Liabilities
Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount

Barclays Capital	$(35,998)	$35,998	$—	$—
BNP Paribas SA	(8,646)	8,646	—	—
Citibank N.A.	(153,065)	27,943	—	(125,122)
Deutsche Bank AG	(59,156)	59,156	—	—
HSBC Bank USA	(1,946)	1,946	—	—
JP Morgan Chase Bank, N.A.	(16,991)	16,991	—	—
Toronto Dominion Bank	(68,278)	—	—	(68,278)

	$(344,080)	$150,680	$—	$(193,400)

Amounts presented on the Schedule of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

Equity Linked Securities

The State Street Disciplined Emerging Markets Equity Fund may purchase equity-linked securities also known as participation notes. These securities are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country.

A Fund deposits cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in an exchange for equity linked security. Upon sale, a Fund receives cash from broker or custodian equal to the value of the underlying security.

The performance results of equity linked securities will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in equity linked securities involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate.

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There can be no assurance that there will be a trading market or that the trading price of a these securities will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing equity-linked securities and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid. As of February 29, 2016, the State Street Disciplined Emerging Markets Equity Fund held three (3) Equity-Linked Notes which are identified on the Schedule of Investments.

Federal Income Taxes

The Funds have qualified and intend to continue to qualify for and elect treatment as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

SSGA Funds Management, Inc. (“SSGA FM” or the “Advisor”) has reviewed the tax positions for the open tax years as of August 31, 2015, and has determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ facts and circumstances and does not believe there are any uncertain tax provisions that require recognition of tax liability.

At August 31, 2015, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Non-Expiring Short Term	Non-Expiring Long Term	Total
SSGA Dynamic Small Cap Fund	$—	$8,793,937	$6,490,926	$—	$—	$—	$15,284,863
SSGA Clarion Real Estate Fund	$—	$—	$1,769,688	$—	$—	$—	$1,769,688
SSGA International Stock Selection Fund	$—	$122,388,997	$428,227,873	—	—	—	$550,616,870

3.	Investment Transactions

For the period ended February 29, 2016, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments and derivative contracts) aggregated to the following:

Funds	Purchases	Sales

SSGA Dynamic Small Cap Fund	$19,981,095	$12,887,666
SSGA Clarion Real Estate Fund	6,133,574	12,271,283
SSGA Enhanced Small Cap Fund	12,694,042	12,678,121
State Street Disciplined Emerging Markets Equity Fund	97,028,656	130,966,134
SSGA International Stock Selection Fund	150,794,616	157,103,206
SSGA High Yield Bond Fund	23,317,737	30,930,515

4.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Adviser and Affiliates

SSGA FM manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. CBRE Clarion Securities LLC serves as the sub-adviser for the SSGA Clarion Real Estate Fund. The

58	Notes to Financial Statements

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Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the sub-adviser. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
SSGA Dynamic Small Cap Fund	0.75
SSGA Clarion Real Estate Fund	0.65
SSGA Enhanced Small Cap Fund	0.45
State Street Disciplined Emerging Markets Equity Fund	0.75
SSGA International Stock Selection Fund	0.75
SSGA High Yield Bond Fund	0.30

The Adviser is contractually obligated until December 31, 2016, to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:

Funds	Expense Limitation
SSGA Dynamic Small Cap Fund	0.85%
SSGA Clarion Real Estate Fund	0.75%
SSGA Enhanced Small Cap Fund	0.50%
State Street Disciplined Emerging Markets Equity Fund	1.00%
SSGA International Stock Selection Fund	0.75%
SSGA High Yield Bond Fund	0.50%

This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2016 without the approval of the Board of Trustees. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.

The total amount of waivers for the period ended February 29, 2016, is detailed in the following table. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

Amount Waived or Reimbursed

SSGA Dynamic Small Cap Fund	$141,866
SSGA Clarion Real Estate Fund	134,504
SSGA Enhanced Small Cap Fund	150,224
State Street Disciplined Emerging Markets Equity Fund	299,189
SSGA International Stock Selection Fund	371,542
SSGA High Yield Bond Fund	103,881

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA U.S. Government Money Market Fund (a series of the Trust not presented herein). SSGA Clarion Real Estate Fund is also permitted to invest its cash reserves in the SSGA Prime Money Market Fund (a series of the Trust not presented herein) (together with SSGA U.S. Government Money Market Fund referred to as the “Central Funds”). Shares of the Central Funds sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Funds shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. The Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Funds. As of February 29, 2016, $9,653,777 or 0.36% of SSGA U.S. Government Money Market Fund’s and $162,135 or 0.00% of SSGA Prime Money Market Fund’s net assets represent investments by these Funds.

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Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

For the period ended February 29, 2016, the total advisory fees waived pursuant to the voluntary waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$953
SSGA Clarion Real Estate Fund	130
SSGA Enhanced Small Cap Fund	1,084
State Street Disciplined Emerging Markets Equity Fund	1,565
SSGA International Stock Selection Fund	5,680
SSGA High Yield Bond Fund	5,367

Boston Financial Data Services, Inc. (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as the Funds’ transfer and dividend paying agent. For these services, the Funds pay annual account services fees, activity based fees, and charges related to compliance and regulatory services.

State Street provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2013. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

Administrator and Sub-Administrator

SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays a fee at an annual rate of 0.05% of the Fund’s net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended February 29, 2016, the total administration fees waived pursuant to the waiver agreement were as follows:

Amount Waived

SSGA Dynamic Small Cap Fund	$1,282
SSGA Clarion Real Estate Fund	2,165
SSGA Enhanced Small Cap Fund	1,559
State Street Disciplined Emerging Markets Equity Fund	8,129
SSGA International Stock Selection Fund	15,510
SSGA High Yield Bond Fund	3,531

Securities Lending

State Street is authorized to act on behalf of the Trust as lending agent with respect to the lending of certain securities of the Trust held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending arrangement).

For the period September 1, 2015 through February 29, 2016, State Street earned securities lending agent fees as follows:

Agent Fees Earned

SSGA Dynamic Small Cap Fund	$2,646
SSGA Clarion Real Estate Fund	780
State Street Emerging Markets Equity Fund	2,090
SSGA International Stock Selection Fund	6,699

Transactions with Affiliates

Each Fund may invest in the SSGA U.S Government Money Market Fund and SSGA Clarion Real Estate Fund may also invest in the SSGA Prime Money Market Fund, each a series of the Trust. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM serves as the investment adviser.

60	Notes to Financial Statements

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Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

Amounts related to investments in the SSGA U.S. Government Money Market Fund, SSGA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at February 29, 2016 and for the period then ended are:

SSGA U.S. Government Money Market Fund	Value at 8/31/2015	Purchased Cost	Sold Cost	Value at 2/29/2016	Income

SSGA Dynamic Small Cap Fund	$—	$8,140,490	$7,567,620	$572,870	$—
SSGA Enhanced Small Cap Fund	—	5,288,324	4,520,024	768,300	9
State Street Disciplined Emerging Markets Equity Fund	—	34,703,245	33,481,723	1,221,522	3
SSGA International Stock Selection Fund	—	24,556,991	22,082,389	2,474,602	—
SSGA High Yield Bond Fund	—	25,828,275	21,211,792	4,616,483	4,307

SSGA Prime Money Market Fund	Value at 8/31/2015	Purchased Cost	Sold Cost	Value at 2/29/2016	Income
SSGA Dynamic Small Cap Fund	$248,619	$258,639	$507,258	$—	$15
SSGA Clarion Real Estate Fund	203,411	3,082,438	3,123,714	162,135	120
SSGA Enhanced Small Cap Fund	992,460	135,888	1,128,348	—	77
State Street Disciplined Emerging Markets Equity Fund	327,928	4,179,019	4,506,947	—	157
SSGA International Stock Selection Fund	3,492,482	5,473,506	8,965,988	—	200
SSGA High Yield Bond Fund	2,985,722	2,079,434	5,065,156	—	180

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2015	Purchased Cost	Sold Cost	Value at 2/29/2016	Income
SSGA Dynamic Small Cap Fund	$5,375,144	$6,612,526	$5,715,681	$6,271,989	$14,809
SSGA Clarion Real Estate Fund	4,470,984	38,646,454	41,723,250	1,394,188	3,365
State Street Disciplined Emerging Markets Equity Fund	4,543,293	11,320,807	14,030,066	1,834,034	11,240
SSGA International Stock Selection Fund	3,247,773	96,463,714	95,384,598	4,326,889	32,043

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) serves as the Distributor of the Trust. The Trust, with the exception of the State Street Disciplined Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for services in connection with the distribution of shares of the Trust and the servicing of investor accounts.

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under the Plan. The Plan is a compensation plan that calls for payments at annual rates (based on average daily net assets) as follows:

Annual 12b-1 Fee
Class N	0.25%
Class A	0.25%
Class C	1.00%
Class I	0.00%
Class K	0.00%

Additionally, the Board approved a limit of 0.25% on the amount of Rule 12b-1 fees paid by Class N shares of the Funds to the Distributor.

Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

With respect to the Class N shares of the State Street Disciplined Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Disciplined Emerging Markets Equity Fund and the

Notes to Financial Statements	61

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Disciplined Emerging Markets Equity Fund’s average net asset value per year.

With respect to the Class N shares, each Fund listed in the table below has a shareholder servicing agreement with the following entities: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”), and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, the Funds and/or Distributor pay the Agents monthly fees at a maximum of 0.175% per annum of the average daily value of all Class N shares held by or for customers of these Agents. For the period ended February 29, 2016, each Fund’s Class N shares paid the following shareholder servicing expenses to the Agents:

SSGM

SSGA Dynamic Small Cap Fund	$866
SSGA Clarion Real Estate Fund	60
SSGA Enhanced Small Cap Fund	—
State Street Disciplined Emerging Markets Equity Fund	1,561
SSGA International Stock Selection Fund	—
SSGA High Yield Bond Fund	27

The Funds did not incur any expenses from Fiduciary Investors Services, Wealth Management Systems or High Net Worth Services during the period.

5.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting, $6,000 for the annual 15c preliminary meeting, $2,500 for the annual telephonic meeting in September, and $2,000 for each telephonic meeting from the Trust. The Co- Chairmen each receive an additional $44,000 annual retainer. Trustees’ fees and expenses are allocated among the Trusts and Funds overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the Funds, subject to a $15,000 minimum per Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

Accrued fees payable to affiliates and trustees as of February 29, 2016 were as follows:

	SSGA Dynamic Small Cap Fund	SSGA Clarion Real Estate Fund	SSGA Enhanced Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund

Advisory fees	$16,761	$21,047	$9,908	$77,366	$169,323	$15,161
Administration fees	2,095	3,082	2,207	11,277	20,476	4,890
Custodian fees	2,634	6,479	12,180	178,547	38,942	11,256
Distribution fees	6,566	26,674	11,099	52,162	62,534	37,223
Shareholder servicing fees	636	2,792	1,206	5,557	6,376	3,291
Transfer agent fees	3,008	5,499	3,006	32,953	23,719	4,425
Trustees’ fees	—	—	—	—	—	416

	$31,700	$65,573	$39,606	$357,862	$321,370	$76,662

62	Notes to Financial Statements

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Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

6.	Aggregate Unrealized Appreciation and Depreciation

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$35,242,125	$2,367,626	$(1,867,868)	$499,758
SSGA Clarion Real Estate Fund	33,005,538	10,729,756	(616,249)	10,113,507
SSGA Enhanced Small Cap Fund	30,082,324	3,126,522	(3,905,530)	(779,008)
State Street Disciplined Emerging Markets Equity Fund	118,046,130	18,725,388	(6,205,072)	12,520,316
SSGA International Stock Selection Fund	313,785,835	14,632,238	(42,307,601)	(27,675,363)
SSGA High Yield Bond Fund	66,463,591	660,604	(3,409,587)	(2,748,983)

7.	Fund Share Transactions

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
SSGA Dynamic Small Cap Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	234,724	$8,535,550	100,484	$3,690,512
Proceeds from reinvestment of distributions	3,764	140,099	3,025	113,371
Payments for shares redeemed	(41,967)	(1,523,552)	(146,127)	(5,533,110)

Net increase (decrease)	196,521	$7,152,097	(42,618)	$(1,729,227)

Class A
Proceeds from shares sold	2,152	$81,887	—	$—
Proceeds from reinvestment of distributions	9	340	—	—
Payments for shares redeemed	(1,007)	(37,247)	—	—

Net increase (decrease)	1,154	$44,980	—	$—

Class C
Proceeds from shares sold	1,231	$43,850	—	$—
Proceeds from reinvestment of distributions	2	72	—	—
Payments for shares redeemed	(102)	(3,927)	—	—

Net increase (decrease)	1,131	$39,995	—	$—

Class I
Proceeds from shares sold	17,645	$651,667	34,766	$1,340,848
Proceeds from reinvestment of distributions	360	13,413	57	2,135
Payments for shares redeemed	(3,596)	(123,289)	(669)	(26,096)

Net increase (decrease)	14,409	$541,791	34,154	$1,316,887

Total net increase (decrease)	213,215	$7,778,863	(8,464)	$(412,340)

Notes to Financial Statements	63

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
SSGA Clarion Real Estate Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	48,155	$789,280	455,564	$7,648,326
Proceeds from reinvestment of distributions	79,493	1,288,971	42,565	683,409
Payments for shares redeemed	(468,912)	(7,452,939)	(950,872)	(15,305,682)

Net increase (decrease)	(341,264)	$(5,374,688)	(452,743)	$(6,973,947)

Class A
Proceeds from shares sold	2,731	$45,737	—	$—

Net increase (decrease)	2,731	$45,737	—	$—

Class C
Proceeds from shares sold	1,385	$22,000	1,022	$17,501
Proceeds from reinvestment of distributions	58	944	—	—

Net increase (decrease)	1,443	$22,944	1,022	$17,501

Class I
Proceeds from shares sold	3,253	$54,779	25,605	$444,756
Proceeds from reinvestment of distributions	260	4,227	22	357
Payments for shares redeemed	(2,400)	(39,319)	(16,714)	(273,736)

Net increase (decrease)	1,113	$19,687	8,913	$171,377

Total net increase (decrease)	(335,977)	$(5,286,320)	(442,808)	$(6,785,069)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
SSGA Enhanced Small Cap Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	276,299	$3,621,323	911,394	$14,231,626
Proceeds from reinvestment of distributions	263,130	3,378,591	316,500	4,722,182
Payments for shares redeemed	(282,643)	(3,784,512)	(889,338)	(13,760,442)

Net increase (decrease)	256,786	$3,215,402	338,556	$5,193,366

Class A
Proceeds from shares sold	851	$12,842	6,330	$98,334
Proceeds from reinvestment of distributions	117	1,517	—	—
Payments for shares redeemed	(6,325)	(92,011)	—	—

Net increase (decrease)	(5,357)	$(77,652)	6,330	$98,334

Class C
Proceeds from shares sold	—	$—	4,202	$65,000
Proceeds from reinvestment of distributions	483	6,177	—	—

Net increase (decrease)	483	$6,177	4,202	$65,000

Class I
Proceeds from shares sold	208	$2,870	284	$4,352
Proceeds from reinvestment of distributions	51	653	—	—

Net increase (decrease)	259	$3,523	284	$4,352

Class K
Proceeds from shares sold	1,783	$25,654	8,513	$134,591
Proceeds from reinvestment of distributions	1,232	15,820	—	—
Payments for shares redeemed	(4,508)	(52,436)	—	—

Net increase (decrease)	(1,493)	$(10,962)	8,513	$134,591

Total net increase (decrease)	250,678	$3,136,488	357,885	$5,495,643

64	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
State Street Disciplined Emerging Markets Equity Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	2,998,151	$25,015,148	5,278,723	$64,140,257
Proceeds from reinvestment of distributions	4,698,104	32,886,730	11,777,523	122,721,786
Payments for shares redeemed	(6,544,547)	(52,669,670)	(24,353,604)	(301,194,133)

Net increase (decrease)	1,151,708	$5,232,208	(7,297,358)	$(114,332,090)

Class A
Proceeds from shares sold	—	$—	1,531	$17,500
Proceeds from reinvestment of distributions	437	3,045	—	—

Net increase (decrease)	437	$3,045	1,531	$17,500

Class I
Proceeds from shares sold	93,112	$800,562	714,604	$7,831,896
Proceeds from reinvestment of distributions	50,457	353,202	35,640	370,658
Payments for shares redeemed	(58,596)	(454,532)	(595,089)	(6,054,402)

Net increase (decrease)	84,973	$699,232	155,155	$2,148,152

Select Class
Proceeds from shares sold	1,163	$9,135	423,337	$6,821,160
Proceeds from reinvestment of distributions	184,349	1,295,973	2,763,883	28,799,663
Payments for shares redeemed	(1,285,955)	(9,987,091)	(10,620,895)	(139,298,451)

Net increase (decrease)	(1,100,443)	$(8,681,983)	(7,433,675)	$(103,677,628)

Total net increase (decrease)	136,675	$(2,747,498)	(14,574,347)	$(215,844,066)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
SSGA International Stock Selection Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	2,136,121	$21,857,109	3,765,663	$42,173,893
Proceeds from reinvestment of distributions	780,588	7,883,937	325,333	3,425,748
Payments for shares redeemed	(3,067,831)	(30,905,110)	(7,851,715)	(85,356,738)

Net increase (decrease)	(151,122)	$(1,164,064)	(3,760,719)	$(39,757,097)

Class A
Proceeds from shares sold	35,613	$374,515	627	$7,000
Proceeds from reinvestment of distributions	69	695	—	—
Payments for shares redeemed	(4,448)	(45,810)	—	—

Net increase (decrease)	31,234	$329,400	627	$7,000

Class I
Proceeds from shares sold	5,156	$54,490	53,618	$587,661
Proceeds from reinvestment of distributions	1,201	12,118	331	3,481
Payments for shares redeemed	(7,178)	(73,729)	(8,006)	(89,405)

Net increase (decrease)	(821)	$(7,121)	45,943	$501,737

Class K
Proceeds from shares sold	2,195	$21,954	—	$—

Net increase (decrease)	2,195	$21,954	—	$—

Total net increase (decrease)	(118,514)	$(819,831)	(3,714,149)	$(39,248,360)

Notes to Financial Statements	65

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
SSGA High Yield Bond Fund	Shares	Dollars	Shares	Dollars

Class N
Proceeds from shares sold	2,742,507	$19,654,852	10,797,255	$85,520,467
Proceeds from reinvestment of distributions	280,197	2,030,216	810,758	6,340,786
Payments for shares redeemed	(3,490,498)	(24,993,874)	(12,228,937)	(96,072,295)

Net increase (decrease)	(467,794)	$(3,308,806)	(620,924)	$(4,211,042)

Class A
Proceeds from shares sold	257	$1,925	—	$—
Proceeds from reinvestment of distributions	5	37	—	—

Net increase (decrease)	262	$1,962	—	$—

Class I
Proceeds from shares sold	1,149	$8,363	172,074	$1,375,265
Proceeds from reinvestment of distributions	1,631	11,829	4,165	32,167
Payments for shares redeemed	(7,283)	(51,364)	(115,625)	(899,262)

Net increase (decrease)	(4,503)	$(31,172)	60,614	$508,170

Total net increase (decrease)	(472,035)	$(3,338,016)	(560,310)	$(3,702,872)

8.	Concentration Risk

The Funds’ assets may be concentrated in a particular state or geographical area, or in a particular industry, group of industries or sector. Because each Fund will generally concentrate its investments to approximately the same extent that its index is so concentrated, a Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry or group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

9.	Foreign Investment Risk

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

10.	Securities Lending

The Trust participates in a securities lending program whereby each Fund can loan securities with a value up to 25% of its total assets. Each Fund receives cash (U.S. currency), U.S. government, U.S. government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street”), a wholly-owned subsidiary of State Street Corporation, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending

66	Notes to Financial Statements

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

arrangement, the collateral received is recorded by a lending Fund along with the related obligation to return the collateral. As of February 29, 2016, all such cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund affiliated with the Funds’ investment adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay each Fund negotiated lenders’ fees, which are divided between each Fund and the lending agent and are recorded as security lending income for each Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

The following table is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 29, 2016:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SSGA Dynamic Small Cap Fund	$6,741,976	$6,271,989	$699,137	$6,971,126
SSGA Clarion Real Estate Fund	2,428,664	1,394,188	1,104,648	2,498,836
State Street Disciplined Emerging Markets Equity Fund	1,760,997	1,834,034	—	1,834,034
SSGA International Stock Selection Fund	4,090,043	4,326,889	—	4,326,889

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2016:

SSGA Dynamic Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,271,942	$—	$—	$—	$6,271,942
Warrants	47	—	—	—	47

Total Borrowings	$6,271,989	$—	$—	$—	$6,271,989

Gross amount of recognized liabilities for securities lending transactions.					$6,271,989

SSGA Clarion Real Estate Fund

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,394,188	$—	$—	$—	$1,394,188

Total Borrowings	$1,394,188	$—	$—	$—	$1,394,188

Gross amount of recognized liabilities for securities lending transactions.					$1,394,188

Notes to Financial Statements	67

SSGA Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

State Street Disciplined Emerging Markets Equity Fund

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,834,034	$—	$—	$—	$1,834,034

Total Borrowings	$1,834,034	$—	$—	$—	$1,834,034

Gross amount of recognized liabilities for securities lending transactions.					$1,834,034

SSGA International Stock Selection Fund

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,326,889	$—	$—	$—	$4,326,889

Total Borrowings	$4,326,889	$—	$—	$—	$4,326,889

Gross amount of recognized liabilities for securities lending transactions.					$4,326,889

11.	Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline.

12.	Line of Credit

Effective October 15, 2015, each Fund together with certain other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks. The Participants may borrow for the purpose of meeting shareholder redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on net assets. Commitment fees are ordinary fund operating expenses and are paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. Each Fund may borrow up to a maximum of approximately 33 percent of its assets or a lower amount as may be set forth in the Funds’ prospectus.

During the period ended February 29, 2016, the following Fund had a daily average balance on the line of credit (for those days on which there were borrowings):

	Weighted Average Loan Balance	Weighted Average Borrowing cost	Number of days
State Street Disciplined Emerging Markets Equity Fund	$3,510,000	1.28%	9

13.	Interest Expense

The Funds may incur interest expense on cash overdrafts at the custodian or from the use of the line of credit. Interest expense incurred if any, for the period ended February 29, 2016 is reflected on the Statement of Operations.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

68	Notes to Financial Statements

SSGA Funds

Other Information

Shareholder Expense Example — February 29, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2015 to February 29, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA Dynamic Small Cap Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	1.10%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$941.30	$1,019.39
Expenses Paid During Period*		$5.31	$5.52

Class A
Beginning Account Value September 1, 2015	1.30%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$940.40	$1,018.40
Expenses Paid During Period*		$6.27	$6.52

Class C
Beginning Account Value September 1, 2015	2.05%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$936.70	$1,014.67
Expenses Paid During Period*		$9.87	$10.27

Class I
Beginning Account Value September 1, 2015	1.05%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$941.60	$1,019.64
Expenses Paid During Period*		$5.07	$5.27

Other Information	69

SSGA Funds

Other Information

Shareholder Expense Example, continued — February 29, 2016 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class K
Beginning Account Value September 1, 2015	0.85%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$942.30	$1,020.64
Expenses Paid During Period*		$4.10	$4.27

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Clarion Real Estate Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	1.00%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,053.30	$1,019.89
Expenses Paid During Period*		$5.11	$5.02

Class A
Beginning Account Value September 1, 2015	1.20%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,052.20	$1,018.90
Expenses Paid During Period*		$6.12	$6.02

Class C
Beginning Account Value September 1, 2015	1.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,047.50	$1,015.17
Expenses Paid During Period*		$9.93	$9.77

Class I
Beginning Account Value September 1, 2015	0.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,053.00	$1,020.14
Expenses Paid During Period*		$4.85	$4.77

Class K
Beginning Account Value September 1, 2015	0.75%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,054.00	$1,021.13
Expenses Paid During Period*		$3.83	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA Enhanced Small Cap Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	0.75%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$900.00	$1,021.13
Expenses Paid During Period*		$3.54	$3.77

70	Other Information

SSGA Funds

Other Information

Shareholder Expense Example, continued — February 29, 2016 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class A
Beginning Account Value September 1, 2015	0.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$899.40	$1,020.14
Expenses Paid During Period*		$4.49	$4.77

Class C
Beginning Account Value September 1, 2015	1.70%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$895.70	$1,016.41
Expenses Paid During Period*		$8.01	$8.52

Class I
Beginning Account Value September 1, 2015	0.70%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$900.00	$1,021.38
Expenses Paid During Period*		$3.31	$3.52

Class K
Beginning Account Value September 1, 2015	0.50%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$901.30	$1,022.38
Expenses Paid During Period*		$2.36	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

State Street Disciplined Emerging Markets Equity Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	1.25%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$894.70	$1,018.65
Expenses Paid During Period*		$5.89	$6.27

Class A
Beginning Account Value September 1, 2015	1.45%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$892.60	$1,017.65
Expenses Paid During Period*		$6.82	$7.37

Class C
Beginning Account Value September 1, 2015	2.20%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$890.30	$1,013.92
Expenses Paid During Period*		$10.34	$11.02

Class I
Beginning Account Value September 1, 2015	1.20%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$894.70	$1,018.90
Expenses Paid During Period*		$5.65	$6.02

Class K
Beginning Account Value September 1, 2015	1.00%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$896.00	$1,019.89
Expenses Paid During Period*		$4.71	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Other Information	71

SSGA Funds

Other Information

Shareholder Expense Example, continued — February 29, 2016 (Unaudited)

SSGA International Stock Selection Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	1.00%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$899.70	$1,019.89
Expenses Paid During Period*		$4.72	$5.02

Class A
Beginning Account Value September 1, 2015	1.19%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$897.70	$1,018.95
Expenses Paid During Period*		$5.61	$5.97

Class C
Beginning Account Value September 1, 2015	1.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$895.30	$1,015.17
Expenses Paid During Period*		$9.19	$9.77

Class I
Beginning Account Value September 1, 2015	0.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$899.70	$1,020.14
Expenses Paid During Period*		$4.49	$4.77

Class K
Beginning Account Value September 1, 2015	0.75%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$900.40	$1,021.13
Expenses Paid During Period*		$3.54	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA High Yield Bond Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class N
Beginning Account Value September 1, 2015	0.74%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016*		$955.80	$1,021.18
Expenses Paid During Period		$3.60	$3.72

Class A
Beginning Account Value September 1, 2015	0.95%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$954.90	$1,020.14
Expenses Paid During Period*		$4.62	$4.77

Class C
Beginning Account Value September 1, 2015	1.69%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$950.00	$1,016.46
Expenses Paid During Period*		$8.19	$8.47

Class I
Beginning Account Value September 1, 2015	0.69%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$954.70	$1,021.43
Expenses Paid During Period*		$3.35	$3.47

72	Other Information

SSGA Funds

Other Information

Shareholder Expense Example, continued — February 29, 2016 (Unaudited)

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)
Class K
Beginning Account Value September 1, 2015	0.49%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$955.60	$1,022.43
Expenses Paid During Period*		$2.38	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Other Information	73

SSGA Funds

Shareholder Requests for Additional Information — February 29, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

74	Shareholder Requests for Additional Information

SSGA Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Investment Sub-Adviser

CBRE Clarion Securities, LLC

201 King of Prussia Road, Suite 600

Radnor, Pennsylvania 19087

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management and Service Providers	75

IBG-19126	SSGACOMBFDSAR

Semi-Annual Report

29 February 2016

SSGA Funds

Money Market Funds

SSGA Money Market Fund

SSGA U.S. Government Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Money Market Funds

Semi-Annual Report

February 29, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA Money Market Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	February 29, 2016
Certificates of Deposit	39.3%
Financial Company Commercial Paper	28.1
Other Notes	10.9
Other Repurchase Agreements	10.9
Government Agency Debt	6.4
Asset Backed Commercial Paper	2.4
Government Agency Repurchase Agreements	1.7
Treasury Repurchase Agreements	1.2
Liabilities in Excess of Other Assets	(0.9)

Total	100.0%

Maturity Ladder*	February 29, 2016
Overnight (1 Day)	16.6%
2 to 30 Days	21.8
31 to 60 Days	17.5
61 to 90 Days	17.5
Over 90 Days	27.5

Total	100.9%

Average days to maturity	37
Weighted average life	57

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

Money Market Fund	1

SSGA Money Market Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Asset Backed Commercial Paper - 2.4%
Kells Funding LLC (a)(b)	0.600%	05/11/2016	05/11/2016	$18,900,000	$18,877,635
Kells Funding LLC (a)(b)	0.600%	05/12/2016	05/12/2016	40,000,000	39,952,000
Kells Funding LLC (a)(b)	0.610%	06/06/2016	06/06/2016	12,000,000	11,980,277

Total Asset Backed Commercial Paper					70,809,912

Certificates of Deposit - 39.3%
Bank of Montreal (b)	0.400%	03/28/2016	03/28/2016	35,000,000	35,000,000
Bank of Montreal (b)	0.600%	04/08/2016	04/08/2016	9,000,000	9,000,000
Bank of Montreal (b)	0.630%	03/23/2016	03/23/2016	35,000,000	34,999,998
Bank of Montreal (c)	0.778%	03/08/2016	07/08/2016	6,000,000	6,000,000
Bank of Nova Scotia (c)	0.608%	03/07/2016	04/07/2016	25,000,000	25,000,000
Bank of Nova Scotia (c)	0.619%	03/07/2016	05/05/2016	25,000,000	25,000,000
Bank of Tokyo - Mitsubishi (b)	0.700%	05/16/2016	05/16/2016	20,000,000	20,000,000
Bank of Tokyo - Mitsubishi (b)	0.700%	06/01/2016	06/01/2016	25,000,000	25,000,000
BNP Paribas (b)	0.360%	03/02/2016	03/02/2016	15,000,000	15,000,000
BNP Paribas (b)	0.400%	03/03/2016	03/03/2016	25,000,000	25,000,000
BNP Paribas (b)	0.500%	03/16/2016	03/16/2016	20,000,000	20,000,000
BNP Paribas (b)	0.600%	06/01/2016	06/01/2016	25,000,000	25,000,000
Canadian Imperial Bank of Commerce (b)	0.580%	03/11/2016	03/11/2016	30,000,000	30,000,000
Chase Bank USA NA (c)	0.624%	03/28/2016	05/26/2016	15,000,000	15,000,000
Citibank NA (b)	0.500%	03/08/2016	03/08/2016	25,000,000	25,000,000
Citibank NA (b)	0.650%	05/19/2016	05/19/2016	20,000,000	20,000,000
Citibank NA (b)	0.650%	05/20/2016	05/20/2016	10,000,000	10,000,000
Citibank NA (b)	0.710%	07/11/2016	07/11/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (b)	0.630%	03/16/2016	03/16/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (b)	0.720%	05/02/2016	05/02/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (b)	0.730%	06/06/2016	06/06/2016	25,000,000	25,000,000
Credit Suisse (c)	0.709%	03/29/2016	05/02/2016	30,000,000	30,000,000
Credit Suisse (b)	0.810%	06/07/2016	06/07/2016	25,000,000	25,000,000
ING Bank NV (b)	0.700%	06/06/2016	06/06/2016	55,000,000	55,000,000
ING Bank NV (b)	0.730%	07/01/2016	07/01/2016	25,000,000	25,000,000
National Australia Bank Ltd. (b)	0.725%	06/14/2016	06/14/2016	30,000,000	30,000,436
Norinchukin Bank (b)	0.430%	04/07/2016	04/07/2016	50,000,000	50,000,000
Rabobank Nederland NV (c)	0.601%	03/14/2016	04/13/2016	16,000,000	16,000,000
Rabobank Nederland NV (b)	0.602%	03/22/2016	03/22/2016	55,000,000	55,000,000
Rabobank Nederland NV (b)	0.720%	07/19/2016	07/19/2016	35,000,000	35,000,000
Royal Bank of Canada (b)	0.599%	03/10/2016	03/10/2016	20,000,000	20,000,000
Societe Generale (b)	0.610%	05/02/2016	05/02/2016	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp. (b)	0.530%	03/08/2016	03/08/2016	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp. (b)	0.670%	04/01/2016	04/01/2016	20,000,000	20,000,000
Svenska Handelsbanken AB (b)	0.405%	03/02/2016	03/02/2016	20,000,000	20,000,003
Toronto Dominion Bank (c)	0.584%	03/29/2016	05/26/2016	35,000,000	35,000,000
Toronto Dominion Bank (c)	0.586%	03/01/2016	04/01/2016	20,000,000	20,000,000
Toronto Dominion Bank (c)	0.589%	03/07/2016	04/05/2016	9,000,000	9,000,000
Toronto Dominion Bank (c)	0.610%	03/18/2016	04/18/2016	11,000,000	11,000,000
Toronto Dominion Bank (b)	0.642%	04/04/2016	04/04/2016	23,000,000	23,000,000
Toronto Dominion Bank (c)	0.782%	03/21/2016	07/21/2016	25,000,000	25,000,000
UBS AG (c)	0.681%	03/16/2016	04/18/2016	25,000,000	25,000,000
UBS AG (c)	0.687%	03/03/2016	05/03/2016	25,000,000	25,000,000
UBS AG (b)	0.690%	06/13/2016	06/13/2016	25,000,000	25,000,000
Wells Fargo Bank NA (b)	0.492%	03/07/2016	03/07/2016	30,000,000	30,000,000
Wells Fargo Bank NA (c)	0.590%	03/01/2016	04/04/2016	5,000,000	5,000,000

See accompanying notes to financial statements.

2	Money Market Fund

SSGA Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Wells Fargo Bank NA (c)	0.590%	03/01/2016	04/08/2016	$10,000,000	$10,000,000
Westpac Banking Corp. (c)	0.556%	03/29/2016	04/25/2016	14,000,000	14,000,000

Total Certificates of Deposit					1,158,000,437

Financial Company Commercial Paper - 28.1%
Australia & New Zealand Banking Group Ltd. (a)(b)	0.400%	03/01/2016	03/01/2016	23,500,000	23,500,000
Australia & New Zealand Banking Group Ltd. (a)(c)	0.539%	03/04/2016	05/04/2016	11,000,000	10,999,900
Australia & New Zealand Banking Group Ltd. (a)(b)	0.560%	04/21/2016	04/21/2016	49,615,000	49,575,639
Bank of Nova Scotia (a)(c)	0.777%	03/14/2016	08/12/2016	35,000,000	35,000,000
BNP Paribas (b)	0.610%	04/05/2016	04/05/2016	20,000,000	19,988,139
Caisse des Depots et Consignations (a)(b)	0.340%	03/01/2016	03/01/2016	20,000,000	20,000,000
Caisse des Depots et Consignations (a)(b)	0.345%	03/15/2016	03/15/2016	15,000,000	14,997,987
Caisse des Depots et Consignations (a)(b)	0.590%	05/24/2016	05/24/2016	25,000,000	24,965,583
Commonwealth Bank of Australia (a)(b)	0.560%	04/14/2016	04/14/2016	10,000,000	9,993,155
Commonwealth Bank of Australia (a)(b)	0.565%	04/13/2016	04/13/2016	9,000,000	8,993,926
Commonwealth Bank of Australia (a)(c)	0.614%	03/29/2016	04/26/2016	10,000,000	10,000,000
DBS Bank Ltd. (a)(b)	0.470%	03/16/2016	03/16/2016	20,000,000	19,996,083
DBS Bank Ltd. (a)(b)	0.600%	04/08/2016	04/08/2016	30,000,000	29,981,000
DnB Bank ASA (a)(b)	0.730%	06/17/2016	06/17/2016	50,000,000	49,890,500
DnB Bank ASA (a)(b)	0.670%	07/05/2016	07/05/2016	40,000,000	39,906,200
GE Capital Treasury Services US LLC (b)	0.320%	03/02/2016	03/02/2016	50,000,000	49,999,556
HSBC Bank PLC (a)(c)	0.631%	03/16/2016	05/16/2016	15,000,000	15,000,000
HSBC Bank PLC (a)(c)	0.640%	03/18/2016	05/18/2016	42,000,000	42,000,000
HSBC Bank PLC (a)(c)	0.646%	03/01/2016	06/01/2016	20,000,000	20,000,000
HSBC Bank PLC (a)(c)	0.806%	03/29/2016	07/25/2016	20,000,000	20,000,000
National Australia Bank Ltd. (a)(b)	0.400%	03/03/2016	03/03/2016	37,200,000	37,199,173
National Australia Bank Ltd. (a)(c)	0.598%	03/07/2016	04/06/2016	14,000,000	14,000,000
NRW.Bank (a)(b)	0.410%	03/08/2016	03/08/2016	50,000,000	49,996,014
Skandinaviska Enskilda Banken AB (a)(b)	0.670%	07/05/2016	07/05/2016	14,000,000	13,967,170
Societe Generale (b)	0.610%	05/02/2016	05/02/2016	45,000,000	44,952,725
Sumitomo Mitsui Banking Corp. (a)(b)	0.610%	05/18/2016	05/18/2016	35,000,000	34,953,742
Svenska Handelsbanken AB (a)(b)	0.730%	06/17/2016	06/17/2016	30,000,000	29,934,300
Swedbank AB (b)	0.400%	03/03/2016	03/03/2016	22,000,000	21,999,511
Swedbank AB (b)	0.675%	07/08/2016	07/08/2016	40,000,000	39,903,250
Toyota Motor Credit Corp. (c)	0.741%	03/14/2016	07/14/2016	15,000,000	15,000,000
Westpac Banking Corp. (a)(b)	0.539%	03/11/2016	03/11/2016	11,000,000	11,000,000

Total Financial Company Commercial Paper					827,693,553

Government Agency Debt - 6.4%
Federal Home Loan Bank (b)	0.278%	03/07/2016	03/07/2016	25,000,000	24,998,792
Federal Home Loan Bank (b)	0.290%	03/16/2016	03/16/2016	30,000,000	29,996,250
Federal Home Loan Bank (b)	0.290%	03/17/2016	03/17/2016	7,500,000	7,499,000
Federal Home Loan Bank (b)	0.310%	04/08/2016	04/08/2016	11,000,000	10,996,401
Federal Home Loan Bank (b)	0.320%	04/13/2016	04/13/2016	28,000,000	27,989,298
Federal Home Loan Bank (b)	0.325%	04/06/2016	04/06/2016	26,000,000	25,991,550
Federal Home Loan Bank (b)	0.340%	04/01/2016	04/01/2016	20,000,000	19,994,144
Federal Home Loan Bank (b)	0.343%	04/20/2016	04/20/2016	25,000,000	24,988,090
Federal Home Loan Mortgage Corp. (b)	0.280%	03/07/2016	03/07/2016	15,000,000	14,999,300

Total Government Agency Debt					187,452,825

Other Notes - 10.9%
Bank of America NA (c)	0.599%	03/07/2016	04/05/2016	27,000,000	27,000,000
JPMorgan Chase Bank NA (c)	0.781%	04/22/2016	08/22/2016	30,000,000	30,000,000

See accompanying notes to financial statements.

Money Market Fund	3

SSGA Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
JPMorgan Chase Bank NA (a)(c)	0.612%	03/07/2016	08/05/2016	$44,500,000	$44,500,000
Lloyds Bank PLC (b)	0.270%	03/01/2016	03/01/2016	75,000,000	75,000,000
Natixis (b)	0.300%	03/01/2016	03/01/2016	61,624,000	61,624,000
Royal Bank of Canada (a)(c)	0.737%	04/07/2016	08/08/2016	25,000,000	25,000,000
Wells Fargo Bank NA (c)	0.607%	03/10/2016	08/09/2016	25,000,000	25,000,000
Wells Fargo Bank NA (c)	0.682%	03/21/2016	08/19/2016	33,000,000	33,000,000

Total Other Notes					321,124,000

Government Agency Repurchase Agreements - 1.7%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 02/04/2016 (collateralized by a Government National Mortgage Association, 3.500% due 02/20/2046, valued at $25,500,000); expected proceeds $25,035,000 (d)	0.560%	03/01/2016	05/04/2016	25,000,000	25,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 02/11/2016 (collateralized by a Government National Mortgage Association, 3.500% due 02/20/2046, valued at $25,500,000); expected proceeds $25,051,667 (d)	0.620%	03/01/2016	06/10/2016	25,000,000	25,000,000

Total Government Agency Repurchase Agreements					50,000,000

Other Repurchase Agreements - 10.9%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 02/19/2016 (collateralized by a Corporate Bond, 4.250% due 07/17/2042, and U.S. Treasury Notes, 1.875% - 3.125% due 10/31/2016 - 10/31/2017, valued at $20,578,593); expected proceeds $20,038,000 (d)	0.760%	03/01/2016	05/19/2016	20,000,000	20,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 02/26/2016 (collateralized by various Corporate Bonds, 3.000% - 8.500% due 06/01/2019 - 12/15/2045, valued at $27,001,398); expected proceeds $25,052,765 (d)	0.639%	03/28/2016	06/24/2016	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by various Commercial Papers, 0.000% due 03/01/2016 - 03/30/2016, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 0.500% - 2.625% due 02/28/2017 - 11/15/2025, valued at $100,659,782); expected proceeds $98,000,789	0.290%	03/01/2016	03/01/2016	98,000,000	98,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by various Commercial Papers, 0.000% due 03/22/2016 - 05/26/2016, Federal National Mortgage Associations, 3.000% - 5.500% due 09/01/2025 - 08/01/2048, Government National Mortgage Associations, 1.750% - 5.000% due 03/15/2038 - 04/20/2045, and a U.S. Treasury Note, 2.625% due 11/15/2020, valued at $180,727,838); expected proceeds $177,001,573	0.320%	03/01/2016	03/01/2016	177,000,000	177,000,000

Total Other Repurchase Agreements					320,000,000

See accompanying notes to financial statements.

4	Money Market Fund

SSGA Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

Treasury Repurchase Agreements - 1.2%
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Note, 2.000% due 11/30/2020, valued at $35,000,319); expected proceeds $35,000,243	0.250%	03/01/2016	03/01/2016	$35,000,000	$35,000,000

Total Investments - 100.9% (e)(f)					2,970,080,727

Liabilities in Excess of Other Assets - (0.9)%					(25,667,889)

Net Assets - 100.0%					$2,944,412,838

(a)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $776,160,284 or 26.36% of net assets as of February 29, 2016.
(b)	Rate represents annualized yield at date of purchase.
(c)	Variable Rate Security - Interest rate shown is rate in effect at February 29, 2016.
(d)	Illiquid security. These securities represent $95,000,000 or 3.23% of net assets as of February 29, 2016.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(f)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

Money Market Fund	5

SSGA U.S. Government Money Market Fund

Portfolio Statistics (Unaudited)

Portfolio Composition*	February 29, 2016
Government Agency Debt	66.6%
Treasury Repurchase Agreements	19.9
Treasury Debt	4.6
Government Agency Repurchase Agreements	3.1
Other Assets in Excess of Liabilities	5.8

Total	100.0%

Maturity Ladder*	February 29, 2016
Overnight (1 Day)	20.4%
2 to 30 Days	23.0
31 to 60 Days	16.1
61 to 90 Days	0.5
Over 90 Days	34.2

Total	94.2%

Average days to maturity	34
Weighted average life	72

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

6	U.S. Government Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Government Agency Debt - 66.6%
Federal Farm Credit Bank (a)	0.272%	03/10/2016	03/10/2016	$3,800,000	$3,799,734
Federal Farm Credit Bank (a)	0.280%	04/04/2016	04/04/2016	9,000,000	8,997,620
Federal Farm Credit Bank (a)	0.282%	03/08/2016	03/08/2016	5,000,000	4,999,718
Federal Farm Credit Bank (a)	0.282%	03/09/2016	03/09/2016	15,000,000	14,999,033
Federal Farm Credit Bank (a)	0.282%	03/29/2016	03/29/2016	10,500,000	10,497,632
Federal Farm Credit Bank (a)	0.344%	04/19/2016	04/19/2016	5,200,000	5,197,594
Federal Farm Credit Bank (a)	0.414%	05/17/2016	05/17/2016	2,800,000	2,797,545
Federal Farm Credit Bank (b)	0.424%	03/28/2016	10/26/2016	15,900,000	15,900,000
Federal Farm Credit Bank (b)	0.419%	03/09/2016	09/09/2016	9,400,000	9,400,071
Federal Home Loan Bank (a)	0.300%	03/07/2016	03/07/2016	5,000,000	4,999,743
Federal Home Loan Bank (a)	0.304%	03/04/2016	03/04/2016	16,650,000	16,649,578
Federal Home Loan Bank (a)	0.305%	03/09/2016	03/09/2016	40,000,000	39,997,288
Federal Home Loan Bank (a)	0.306%	03/09/2016	03/09/2016	7,000,000	6,999,525
Federal Home Loan Bank (a)	0.310%	03/07/2016	03/07/2016	30,500,000	30,498,431
Federal Home Loan Bank (a)	0.310%	03/16/2016	03/16/2016	35,000,000	34,995,479
Federal Home Loan Bank (a)	0.320%	06/28/2016	06/28/2016	17,400,000	17,368,941
Federal Home Loan Bank (a)	0.374%	04/13/2016	04/13/2016	40,000,000	39,982,322
Federal Home Loan Bank (a)	0.374%	04/20/2016	04/20/2016	35,000,000	34,982,014
Federal Home Loan Bank (b)	0.378%	03/08/2016	07/08/2016	25,000,000	25,000,000
Federal Home Loan Bank (a)	0.380%	03/30/2016	03/30/2016	50,000,000	49,984,896
Federal Home Loan Bank (a)	0.380%	04/08/2016	04/08/2016	32,350,000	32,337,195
Federal Home Loan Bank (a)	0.385%	04/06/2016	04/06/2016	88,300,000	88,266,446
Federal Home Loan Bank (a)	0.385%	04/15/2016	04/15/2016	78,800,000	78,762,570
Federal Home Loan Bank (a)	0.415%	04/29/2016	04/29/2016	20,000,000	19,986,561
Federal Home Loan Bank (a)	0.518%	06/21/2016	06/21/2016	12,100,000	12,079,935
Federal Home Loan Bank (a)	0.548%	06/21/2016	06/21/2016	39,800,000	39,734,002
Federal Home Loan Bank (a)	0.555%	07/15/2016	07/15/2016	18,500,000	18,461,486
Federal Home Loan Bank (a)	0.558%	07/13/2016	07/13/2016	4,600,000	4,590,583
Federal Home Loan Bank (b)	0.558%	05/12/2016	02/10/2017	44,500,000	44,497,885
Federal Home Loan Bank (b)	0.560%	05/09/2016	02/08/2017	8,900,000	8,899,582
Federal Home Loan Bank (b)	0.560%	05/09/2016	02/08/2017	10,000,000	9,999,530
Federal Home Loan Bank (a)	0.570%	07/15/2016	07/15/2016	6,900,000	6,885,635
Federal Home Loan Bank (b)	0.572%	04/11/2016	01/11/2017	24,700,000	24,700,000
Federal Home Loan Bank (b)	0.377%	03/15/2016	07/15/2016	40,000,000	40,000,000
Federal Home Loan Bank (b)	0.577%	04/13/2016	01/13/2017	24,900,000	24,900,000
Federal Home Loan Bank (b)	0.384%	03/24/2016	06/24/2016	30,000,000	30,000,000
Federal Home Loan Bank (b)	0.422%	03/21/2016	09/20/2016	23,400,000	23,400,000
Federal Home Loan Bank (b)	0.372%	03/14/2016	08/12/2016	48,000,000	48,000,000
Federal Home Loan Mortgage Corp. (a)	0.152%	03/04/2016	03/04/2016	19,100,000	19,099,761
Federal Home Loan Mortgage Corp. (a)	0.232%	03/09/2016	03/09/2016	60,300,000	60,296,918
Federal Home Loan Mortgage Corp. (a)	0.263%	03/02/2016	03/02/2016	50,000,000	49,999,583
Federal Home Loan Mortgage Corp. (a)	0.283%	03/14/2016	03/14/2016	31,100,000	31,096,855
Federal Home Loan Mortgage Corp. (b)	0.374%	03/17/2016	08/17/2016	26,000,000	26,000,000
Federal Home Loan Mortgage Corp. (a)	0.383%	07/07/2016	07/07/2016	19,500,000	19,473,653
Federal Home Loan Mortgage Corp. (b)	0.389%	03/24/2016	08/24/2016	27,500,000	27,500,000
Federal Home Loan Mortgage Corp. (a)	0.404%	07/11/2016	07/11/2016	36,600,000	36,546,320
Federal Home Loan Mortgage Corp. (b)	0.437%	03/21/2016	04/20/2017	25,000,000	24,995,653
Federal Home Loan Mortgage Corp. (a)	0.447%	06/06/2016	06/06/2016	28,400,000	28,366,330
Federal Home Loan Mortgage Corp. (a)	0.457%	06/16/2016	06/16/2016	10,500,000	10,485,956
Federal Home Loan Mortgage Corp. (a)	0.458%	04/11/2016	04/11/2016	25,000,000	24,987,188
Federal Home Loan Mortgage Corp. (a)	0.548%	07/06/2016	07/06/2016	18,600,000	18,564,567
Federal Home Loan Mortgage Corp. (a)	0.310%	03/17/2016	03/17/2016	9,800,000	9,798,650
Federal Home Loan Mortgage Corp. (a)	0.324%	04/12/2016	04/12/2016	5,000,000	4,998,133

See accompanying notes to financial statements.

U.S. Government Money Market Fund	7

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. (a)	0.344%	04/19/2016	04/19/2016	$7,100,000	$7,096,714
Federal Home Loan Mortgage Corp. (a)	0.435%	03/08/2016	03/08/2016	25,000,000	24,997,910
Federal National Mortgage Assoc. (a)	0.273%	03/02/2016	03/02/2016	25,800,000	25,799,807
Federal National Mortgage Assoc. (a)	0.290%	03/01/2016	03/01/2016	5,600,000	5,600,000
Federal National Mortgage Assoc. (a)	0.300%	03/21/2016	03/21/2016	3,000,000	2,999,500
Federal National Mortgage Assoc. (a)	0.307%	04/20/2016	04/20/2016	14,000,000	13,994,108
Federal National Mortgage Assoc. (a)	0.319%	04/13/2016	04/13/2016	2,000,000	1,999,239
Federal National Mortgage Assoc. (a)	0.323%	04/13/2016	04/13/2016	15,000,000	14,994,293
Federal National Mortgage Assoc. (a)	0.334%	04/06/2016	04/06/2016	24,020,000	24,011,394
Federal National Mortgage Assoc. (a)	0.339%	03/30/2016	03/30/2016	11,000,000	10,997,032
Federal National Mortgage Assoc. (a)	0.350%	03/30/2016	03/30/2016	2,000,000	2,000,241
Federal National Mortgage Assoc. (a)	0.354%	03/23/2016	03/23/2016	23,606,000	23,600,951
Federal National Mortgage Assoc. (a)	0.373%	06/21/2016	06/21/2016	9,800,000	9,788,719
Federal National Mortgage Assoc. (a)	0.373%	07/01/2016	07/01/2016	29,000,000	28,963,513
Federal National Mortgage Assoc. (a)	0.374%	06/14/2016	06/14/2016	24,000,000	23,974,100
Federal National Mortgage Assoc. (a)	0.378%	07/01/2016	07/01/2016	9,800,000	9,787,670
Federal National Mortgage Assoc. (a)	0.388%	04/06/2016	04/06/2016	31,250,000	31,238,804
Federal National Mortgage Assoc. (a)	0.403%	07/18/2016	07/18/2016	10,000,000	9,984,556
Federal National Mortgage Assoc. (a)	0.404%	06/01/2016	06/01/2016	27,900,000	27,869,949
Federal National Mortgage Assoc. (a)	0.405%	03/16/2016	03/16/2016	22,000,000	21,996,333
Federal National Mortgage Assoc. (a)	0.414%	06/13/2016	06/13/2016	60,500,000	60,428,341
Federal National Mortgage Assoc. (a)	0.416%	06/13/2016	06/13/2016	43,700,000	43,648,240
Federal National Mortgage Assoc. (a)	0.442%	06/01/2016	06/01/2016	44,300,000	44,252,284
Federal National Mortgage Assoc. (a)	0.537%	07/13/2016	07/13/2016	5,300,000	5,289,544
Federal National Mortgage Assoc. (a)	0.548%	07/06/2016	07/06/2016	4,100,000	4,092,190

Total Government Agency Debt					1,805,163,573

Treasury Debt - 4.6%
U.S. Treasury Bill (a)	0.215%	03/03/2016	03/03/2016	50,000,000	49,999,403
U.S. Treasury Note (b)	0.373%	03/01/2016	10/31/2016	10,000,000	9,996,143
U.S. Treasury Note (b)	0.389%	03/01/2016	04/30/2016	11,000,000	11,000,027
U.S. Treasury Note (b)	0.394%	03/01/2016	04/30/2017	29,000,000	29,000,118
U.S. Treasury Note (b)	0.397%	03/01/2016	07/31/2017	23,000,000	22,994,513

Total Treasury Debt					122,990,204

Government Agency Repurchase Agreements - 3.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 0.000% - 6.250% due 05/25/2016 - 07/15/2032, valued at $86,700,484); expected proceeds $85,000,732	0.310%	03/01/2016	03/01/2016	85,000,000	85,000,000

See accompanying notes to financial statements.

8	U.S. Government Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — February 29, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Treasury Repurchase Agreements - 19.9%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 03/31/2016, by U.S. Treasury Bonds, 5.250% - 7.500% due 11/15/2016 - 02/15/2029, by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, by U.S. Treasury Notes, 1.750% - 2.000% due 11/30/2021 - 02/15/2025, by U.S. Treasury Strips, 0.000% due 05/15/2016 - 11/15/2017, valued at $155,040,127); expected proceeds $152,001,267	0.300%	03/01/2016	03/01/2016	$152,000,000	$152,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, and a U.S. Treasury Note, 0.625% due 09/30/2017, valued at $247,860,037); expected proceeds $243,002,025	0.300%	03/01/2016	03/01/2016	243,000,000	243,000,000
Agreement with Merrill Lynch & Co., Inc. and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Note, 1.000% due 09/15/2017, valued at $20,400,039); expected proceeds $20,000,167	0.300%	03/01/2016	03/01/2016	20,000,000	20,000,000
Agreement with Societe Generale SA and Bank of New York Mellon (Tri-Party), dated 02/11/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 05/26/2016, by U.S. Treasury Bonds, 3.500% - 8.750% due 08/15/2020 - 02/15/2044, by a U.S. Treasury Inflation Index Note, 1.625% due 01/15/2018, by U.S. Treasury Notes, 1.125% - 2.625% due 08/15/2020 - 11/30/2022, valued at $76,500,003); expected proceeds $75,026,125	0.380%	03/07/2016	03/07/2016	75,000,000	75,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 02/29/2016 (collateralized by a U.S. Treasury Note, 0.750% due 02/28/2018, valued at $51,000,444); expected proceeds $50,000,417	0.300%	03/01/2016	03/01/2016	50,000,000	50,000,000

Total Treasury Repurchase Agreements					540,000,000

Total Investments - 94.2% (c)(d)					2,553,153,777

Other Assets in Excess of Liabilities - 5.8%					157,358,992

Net Assets - 100.0%					$2,710,512,769

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at February 29, 2016.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)
(d)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

U.S. Government Money Market Fund	9

SSGA Money Market Funds

Statements of Assets and Liabilities — February 29, 2016 (Unaudited)

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Assets
Investments at amortized cost which approximates value	$2,565,080,727	$1,928,153,777
Repurchase agreements at cost which approximates value	405,000,000	625,000,000

Total Investments	2,970,080,727	2,553,153,777
Cash	147	158,362,896
Receivables:
Interest	897,733	142,392
Fund shares sold	248,391	2,188
From adviser (Note 3)	8,627	123,720
Prepaid expenses	26,817	25,851

Total assets	2,971,262,442	2,711,810,824

Liabilities
Payables:
Investments purchased	25,000,000	—
Fund shares redeemed	437,183	173,222
Distribution payable (Note 3)	184,111	—
Accrued fees to affiliates and trustees	1,150,195	1,078,179
Other accrued expenses	78,115	46,654

Total liabilities	26,849,604	1,298,055

Net Assets	$2,944,412,838	$2,710,512,769

Net Assets Consist of:
Undistributed net investment income	$—	$—
Accumulated net realized gain (loss)	27,417	(184)
Paid in capital	2,944,385,421	2,710,512,953

Net Assets	$2,944,412,838	$2,710,512,769

Net Asset Value, offering and redemption price per share:
Net asset value per share:	$1.00	$1.00
Shares outstanding ($0.001 par value)	2,944,385,424	2,710,596,376

See accompanying notes to financial statements.

10	Statements of Assets and Liabilities

SSGA Money Market Funds

Statements of Operations — For the Period Ended February 29, 2016 (Unaudited)

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Investment Income
Interest	$5,558,556	$2,573,559

Total investment income	5,558,556	2,573,559

Expenses
Advisory fees (Note 3)	4,020,068	3,538,573
Administration fees (Note 3)	804,014	707,715
Custodian fees (Note 3)	238,916	141,629
Distribution fees (Note 3)	884,415	778,486
Transfer agent fees (Note 3)	31,043	25,371
Professional fees	75,360	79,411
Registration fees	15,956	12,875
Shareholder servicing fees (Note 3)	16,080	99,080
Trustees’ fees (Note 4)	27,668	27,475
Insurance fees	18,270	16,251
Miscellaneous	24,382	33,674

Expenses before reductions	6,156,172	5,460,540
Expense reductions (Note 3)	(1,157,690)	(2,886,981)

Net expenses	4,998,482	2,573,559

Net investment income	560,074	—

Net Realized Gain (Loss)
Net realized gain (loss) on investments	34,868	3,265

Net Increase in Net Assets from Operations	$594,942	$3,265

See accompanying notes to financial statements.

Statements of Operations	11

SSGA Money Market Funds

Statements of Changes in Net Assets

	SSGA Money Market Fund		SSGA U.S. Government Money Market Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Increase (Decrease) in Net Assets

Operations
Net investment income	$560,074	$—	$—	$—
Net realized gain	34,868	26,825	3,265	13,782

Net increase in net assets from operations	594,942	26,825	3,265	13,782

Distributions
From net investment income	(560,074)	—	—	—
From net realized gains	(7,135)	(26,778)	(8,111)	—

Net increase (decrease) in net assets from distributions	(567,209)	(26,778)	(8,111)	—

Share Transactions
Net increase (decrease) in net assets from share transactions (Note 5)	(477,712,712)	(10,982,375)	(198,272,754)	(1,232,738,913)

Total Net Increase (decrease) in Net Assets	(477,684,979)	(10,982,328)	(198,277,600)	(1,232,725,131)

Net Assets
Beginning of period	3,422,097,817	3,433,080,145	2,908,790,369	4,141,515,500

End of period	$2,944,412,838	$3,422,097,817	$2,710,512,769	$2,908,790,369

Undistributed (distributions in excess of) net investment income	$—	$—	$—	$—

See accompanying notes to financial statements.

12	Statements of Changes in Net Assets

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SSGA Money Market Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
SSGA Money Market Fund
February 29, 2016*	1.0000	0.0002		—	(e)	0.0002		(0.0002)	—	(e)
August 31, 2015	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2014	1.0000	0.0001	(g)	—	(e)	0.0001	(g)	(0.0001)	—	(e)
August 31, 2013	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2012	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2011	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
SSGA U.S. Government Money Market Fund
February 29, 2016*	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2015	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2014	1.0000	—		—	(e)	—	(e)	— (e)	—	(e)
August 31, 2013	1.0000	—		—		—		—	—
August 31, 2012	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2011	1.0000	—		—		—		—	—

*	For the six months ended February 29, 2016 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	Reflects amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005% of average net assets.
(g)	Amount previously presented has been restated by $0.0001.

See accompanying notes to financial statements.

14	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

(0.0002)	1.0000	0.02		2,944,413	0.31	0.38	0.03
— (e)	1.0000	—	(f)	3,422,098	0.21	0.38	—
(0.0001)	1.0000	0.01		3,433,080	0.19	0.37	—	(f)
(0.0001)	1.0000	0.01		5,500,769	0.25	0.38	0.01
(0.0001)	1.0000	0.01		5,556,226	0.29	0.39	0.01
(0.0001)	1.0000	0.01		6,635,185	0.31	0.38	0.01

— (e)	1.0000	—		2,710,513	0.18	0.39	—
—	1.0000	—		2,908,790	0.08	0.38	—
— (e)	1.0000	—	(f)	4,141,516	0.08	0.37	—
—	1.0000	—		4,344,085	0.13	0.39	—
— (e)	1.0000	—	(f)	4,043,417	0.10	0.39	—	(f)
—	1.0000	—		4,469,541	0.16	0.39	—

See accompanying notes to financial statements.

Financial Highlights	15

SSGA Money Market Funds

Notes to Financial Statements — February 29, 2016 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on October 3, 1987. The Trust operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

As of February 29, 2016, the Trust consisted of eleven (11) series and corresponding classes each of which have the same rights and privileges, including voting rights. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at a $.001 par value. The financial statements herein relate to the following series (each a “Fund” and, collectively, the “Funds”):

Fund	Classes	Commencement of Operations
SSGA Money Market Fund (diversified)	Class N	May 2, 1998
SSGA U.S. Government Money Market Fund (diversified)	Class N	March 1, 1991

The financial statements of the remaining nine (9) series are presented in separate reports.

The SSGA Money Market Fund and SSGA U.S. Government Money Market Fund are considered to be money market funds pursuant to Rule 2a-7 under the 1940 Act. It is the Funds’ policy, as money market funds, to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

Deloitte & Touche LLP (“Deloitte & Touche”) served as independent registered certified public accounting firm through November 19, 2014. On November 19, 2014, upon recommendation by the Audit Committee of the Funds, the Funds’ Board of Trustees selected Ernst & Young LLP to replace Deloitte & Touche as the independent public accountant for the fiscal year ended August 31, 2015.

The reports of Deloitte & Touche on the financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the two most recent fiscal years and through November 19, 2014, there have been no disagreements with Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte & Touche would have caused them to make reference thereto in their reports on the financial statements for such years.

During the two most recent fiscal years and through November 19, 2014, there have been no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K). The Funds requested and Deloitte & Touche furnished a letter addressed to the Securities and Exchange Commission stating whether or not it agreed with the above statements. A copy of such letter was filed as Exhibit 77 to Form N-SAR for the period ended February 28, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and

16	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”).

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Funds may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Funds’ value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for period ended February 29, 2016. Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from the sale of disposition of investments are determined using the identified cost method.

Dividends and Distributions

Net investment income is declared daily and is payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The

Notes to Financial Statements	17

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Expenses

Certain expenses, which are directly identifiable to a specific fund, are applied to that fund within the Trust. Other expenses which cannot be attributed to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the funds within the Trust.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. In addition, the proceeds of any such disposition may be less than the amount each Fund is owed under the repurchase agreement. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Federal Income Taxes

Each Fund has qualified and intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions if any, are determined in accordance with income tax regulation which may differ from U.S. GAAP. The book tax differences were primarily attributable to equalization.

Management has reviewed the Funds tax positions for the open tax years as of August 31, 2015 and has determined that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

No income tax returns are currently under examination. Management has analyzed tax laws and regulations and their applications to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of tax liability.

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Adviser and Affiliates

The Adviser manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Trust and the Adviser. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs

18	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Adviser is contractually obligated until December 31, 2016 to waive its management fee on the SSGA Money Market Fund and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Board. The total amounts of the waiver and reimbursement for the period ended February 29, 2016 were $507 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser is contractually obligated until December 31, 2016 to waive its management fee on the SSGA U.S. Government Money Market Fund and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2016 except with the approval of the Board. The total amounts of the waiver and reimbursement for the period ended February 29, 2016 were $34,128 and $0, respectively. The Adviser does not have the ability to recover these amounts waived or reimbursed under this contractual agreement.

The Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to avoid a negative yield (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Adviser’s sole discretion. Under an agreement with the Trust relating to the Voluntary Reduction, the Funds have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield as determined by the Adviser in its sole discretion; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Adviser would increase fund expenses and negatively impact the SSGA Money Market Fund’s and the SSGA U.S. Government Money Market Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that either the SSGA Money Market Fund or the SSGA U.S. Government Money Market Fund will be able to avoid a negative yield. Reimbursement payments by a fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for a Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund. For the period ended February 29, 2016, the Adviser waived $996,380 of its fee and reimbursed $0 of expenses on the SSGA Money Market Fund and waived $2,711,310 of its fee and reimbursed $0 of expenses on the SSGA U.S. Government Money Market Fund. Voluntary reductions subject to potential recovery by year of expiration are as follows:

Expiration	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

8/31/2016	$6,490,477	$9,294,397
8/31/2017	$7,368,968	$9,815,855
8/31/2018	$5,711,610	$8,400,739

Boston Financial Data Services, Inc. (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, and charges related to compliance and regulatory services.

State Street provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the

Notes to Financial Statements	19

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator and Sub-Administrator

SSGA FM serves as Administrator and State Street serves as Sub-Administrator. Pursuant to the Administration Agreement between the Trust on behalf of the Funds and SSGA FM, each Fund pays a fee at an annual rate of 0.05% of the Fund’s net assets. SSGA FM has contractually agreed to waive 0.01% of its administration fee. For the period ended, February 29, 2016, SSGA FM waived fees in the amount of $160,803 and $141,543 for the SSGA Money Market Fund and SSGA U.S. Government Money Market Fund, respectively. This waiver may not be terminated or modified except with the approval of the Board.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) serves as the Distributor of the Trust. The Trust, with the exception of SSGA Prime Money Market Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for services in connection with the distribution of shares of the Trust and the servicing of investor accounts.

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of 0.25%.

Additionally, the Board approved the following limits on the amount of Rule 12b-1 fees paid to the Distributor:

12b-1 Fee Limit

SSGA Money Market Fund	0.08%
SSGA U.S. Government Money Market Fund	0.08%

Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

With respect to the Class N shares, each Fund listed in the table below has a shareholder service agreements with the following entities: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, the Funds and/or Distributor pay the Agents monthly fees at a maximum of 0.175% per annum of the average daily value of all Class N shares held by or for customers of these Agents. For the period ended February 29, 2016, each Fund’s Class N shares paid the following shareholder servicing expenses to the Agents:

	SSGM	High Net Worth Services	Wealth Management Systems

SSGA Money Market Fund	$228,082	$—	$30,525
SSGA U.S. Government Money Market Fund	—	645,483	61,761

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the year.

4.	Trustees’ Fees

Independent Trustees are compensated on a calendar year basis. Any Trustee who is deemed to be an “interested person” (as defined in the 1940 Act) of the Funds does not receive compensation from the Funds for his or her service as a Trustee.

Each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting, $2,500 for the annual telephonic meeting in September, and $2,000 for each telephonic meeting from the Trust. The Co-Chairmen each receive an additional $44,000 annual retainer. The independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. Trustees’ fees and expenses are allocated among the Trusts and Funds

20	Notes to Financial Statements

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

overseen by the Trustees in a manner deemed equitable taking into consideration the relative net assets of the funds, subject to a $15,000 minimum per Fund. As of the date of this Shareholder Report, the Trustees were not paid pension or retirement benefits as part of SSGA Funds’ expenses.

The Trust’s officers are compensated by the Adviser and its affiliates.

Accrued fees payable to affiliates and trustees as of February 29, 2016 were as follows:

	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund

Advisory fees	$557,030	$550,515
Administration fees	238,546	192,898
Custodian fees	89,856	146,541
Distribution fees	247,786	151,996
Shareholder Servicing fees	4,505	19,345
Transfer agent fees	7,902	11,391
Trustees’ fees	4,570	5,493

	$1,150,195	$1,078,179

5.	Fund Share Transactions

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

SSGA Money Market Fund
Proceeds from shares sold	$14,886,367,990	$32,953,000,509
Proceeds from reinvestment of distributions	273,333	10,040
Payments for shares redeemed	(15,364,354,035)	(32,963,992,924)

Net increase (decrease)	$(477,712,712)	$(10,982,375)

SSGA U.S. Government Money Market Fund
Proceeds from shares sold	$16,024,154,202	$42,703,008,926
Proceeds from reinvestment of distributions	2,157	—
Payments for shares redeemed	(16,222,429,113)	(43,935,747,839)

Net increase (decrease)	$(198,272,754)	$(1,232,738,913)

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk). Similar to credit

Notes to Financial Statements	21

SSGA Money Market Funds

Notes to Financial Statements, continued — February 29, 2016 (Unaudited)

risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statement of Assets and Liabilities, less any collateral held by the Fund.

7.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Funds’ financial statements and accompanying notes.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	Notes to Financial Statements

SSGA Money Market Funds

Other Information — February 29, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2015 to February 29, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SSGA Money Market Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)

Class N
Beginning Account Value September 1, 2015	0.31%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,000.20	$1,023.32
Expenses Paid During Period*		$1.54	$1.56

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

SSGA U.S. Government Money Market Fund

	Annualized Expense Ratio	Actual Performance	Hypothetical Performance (5% return before expenses)

Class N
Beginning Account Value September 1, 2015	0.18%	$1,000.00	$1,000.00
Ending Account Value February 29, 2016		$1,000.00	$1,023.97
Expenses Paid During Period*		$0.90	$0.91

*	Expenses are equal to the Fund’s annualized expense ratio (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Other Information	23

SSGA Money Market Funds

Shareholder Requests for Additional Information — February 29, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at 1-800-997-7327, (ii) on the Funds’ website at www.SSGA.com/cash, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at 1-800-997-7327, (ii) on the Funds’ website at www.SSGA.com/cash, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

24	Shareholder Requests for Additional Information

SSGA Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 997-7327

Trustees

William L. Boyan

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

Fund Management and Service Providers	25

IBG-19063

SSGAMMFDSAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 5, 2016

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	May 5, 2016